UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4813
                  --------------------------------------------

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Barbara A. McCann
                          Vice President and Secretary
                       One Boston Place, Boston, MA 02108
         ---------------------------------------------------------------
                     (Name and address of agent for service)

                                 with a copy to:

                           Christopher P. Harvey, Esq.
                    Wilmer Cutler Pickering Hale and Dorr LLP
                                 60 State Street
                           Boston, Massachusetts 02109

       Registrant's telephone number, including area code: (617) 248-6000
           -----------------------------------------------------------

                      Date of fiscal year end: September 30
                   ------------------------------------------

                    Date of reporting period: March 31, 2005
                     --------------------------------------

Item 1.  Reports to Stockholders.


Semiannual Report                  STANDISH MELLON
                                   INTERMEDIATE TAX EXEMPT BOND FUND

MARCH 31, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC' s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                    SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            EXPENSES PAID
                                         BEGINNING                    ENDING              DURING PERIOD((+))
                                       ACCOUNT VALUE               ACCOUNT VALUE            OCTOBER 1, 2004
                                      OCTOBER 1, 2004             MARCH 31, 2005           TO MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------
Actual                                     $1,000.00                   $1,000.00                  $2.24

Hypothetical (5% return
  per year before expenses)                $1,000.00                   $1,022.69                  $2.27

-------
((+)) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.45%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

            PORTFOLIO INFORMATION AS OF MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PERCENTAGE OF
TOP TEN HOLDINGS(*)                                         RATE             MATURITY         NET ASSETS
----------------------------------------------------------------------------------------------------------
New York Dormitory Authority Revenue                        5.250%           11/15/2023           2.9
Northeast TX Independent School District NCL                6.780              8/1/2010           2.9
Puerto Rico Commonwealth Fuel Sales Tax Revenue             5.000              7/1/2018           2.9
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank for Puerto Rico               5.750              8/1/2027           2.2
New York Dormitory Authority State
  University Educational Facilities MBIA IBC                5.250             5/15/2015           2.0
Commonwealth of Massachusetts NCL                           5.250              8/1/2014           2.0
Texas United Independent School District NCL                5.000             8/15/2012           2.0
Colorado HFA Single Family Project AMT                      6.800              2/1/2031           1.9
Lubbock TX Health Facilities Development
  St. Joseph Healthcare System                              5.000              7/1/2008           1.9
Cook County IL School District FSA NCL                      6.750              5/1/2010           1.8
                                                                                                 ----
                                                                                                 22.5

* Excluding short-term investments.

                                 PERCENTAGE OF
ECONOMIC SECTOR ALLOCATION        NET ASSETS
--------------------------------------------
General Obligations                   26.2
Government Backed                      1.2
Insured Bond                          31.9
Revenue                               37.7
Short-term and Net Other Assets        3.0
                                     -----
                                     100.0

SUMMARY OF COMBINED RATINGS
--------------------------------------------
Quality Breakdown                   Value (%)
--------------------------------------------
AAA                                   47.4
AA                                    28.3
A                                     15.7
BBB                                    8.6
                                     -----
TOTAL                                100.0

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         PAR            VALUE
SECURITY                                                                      RATE       MATURITY       VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS--97.0%

GENERAL OBLIGATIONS--26.2%
ABAG CA Odd Fellows Homes                                                     5.700%      8/15/2014    $1,000,000  $    1,065,420
California State                                                              5.000       10/1/2011       300,000         319,824
California State NCL                                                          5.000        2/1/2009     1,000,000       1,062,010
California State NCL                                                          6.600        2/1/2009     1,000,000       1,115,250
California State NCL                                                          5.750       11/1/2011       300,000         336,324
College Station Texas Independant School District NCL                         5.000       2/15/2013     1,000,000       1,078,730
Commonwealth of Massachusetts NCL                                             6.000       11/1/2010     1,350,000       1,517,292
Commonwealth of Massachusetts NCL                                             5.250        8/1/2014     2,000,000       2,197,740
Goose Creek TX Independent School District                                    7.000       8/15/2009       600,000         689,190
Harris County Texas Health Facility Development Corp. MBIA                    6.000        6/1/2013     1,000,000       1,142,440
Lake County IL First Preserve District (a)                                    0.000       12/1/2007     1,250,000       1,145,338
New York NY NCL                                                               5.250       11/1/2009     1,000,000       1,072,880
New York NY NCL                                                               5.500        8/1/2010     1,000,000       1,085,680
New York NY NCL                                                               5.000        8/1/2011     1,700,000       1,812,625
Northeast TX Independent School District NCL                                  7.000        2/1/2009     1,000,000       1,133,320
Northeast TX Independent School District NCL                                  6.780        8/1/2010     3,000,000       3,222,690
Puerto Rico Commonwealth Fuel Sales Tax Revenue (b)                           5.000        7/1/2018     3,000,000       3,146,820
Puerto Rico Public Building Authority Revenue                                 5.000        7/1/2028     1,000,000       1,057,100
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank for Puerto Rico                                 5.750        8/1/2027     2,250,000       2,467,440
Texas United Independent School District NCL                                  5.000       8/15/2012     2,000,000       2,158,080
                                                                                                                   --------------
                                                                                                                       28,826,193
                                                                                                                   --------------

GOVERNMENT BACKED--1.2%
Alpine UT School District                                                     5.000       3/15/2011        25,000          26,624
District of Columbia Prerefunded MBIA NCL                                     5.750        6/1/2010        10,000          11,162
Long Beach CA Aquarium of the Pacific Revenue                                 5.750        7/1/2005        70,000          70,551
Met Govt Nashville & Davidson TN
  Industrial Development Board Revenue Prerefunded                            7.500      11/15/2010     1,000,000       1,189,270
Palm Beach County FL Solid Waste AMBAC                                        6.000       10/1/2009        60,000          66,840
Texas Municipal Power Agency MBIA (a)                                         0.000        9/1/2016         5,000           3,050
                                                                                                                   --------------
                                                                                                                        1,367,497
                                                                                                                   --------------

HOUSING REVENUE--6.0%
California Housing SFM                                                        5.050        2/1/2017       105,000         104,536
Colorado HFA Single Family Project AMT (b)                                    6.800        2/1/2031     2,055,000       2,142,111
Colorado HFA Single Family Project AMT (b)                                    6.600        8/1/2032     1,695,000       1,734,104
Florida Housing Finance Corp. FSA                                             5.750        1/1/2017        70,000          70,176
Hawaii Housing Finance and Development SFM FNMA                               7.000        7/1/2031       460,000         460,639
Nebraska Investment Finance Authority SFM FHA VA AMT                          6.700        9/1/2026        90,000          91,105
Ohio HFA Mortgage Revenue AMT GNMA                                            5.350        9/1/2018       600,000         613,998
Pennsylvania HFA SFM                                                          5.350       10/1/2008        95,000          95,445
Rhode Island Housing & Mortgage Finance Corp.                                 4.950       10/1/2016       150,000         151,386
Tennessee Housing Development Agency
  Homeownership Project AMT NCL                                               5.750        7/1/2007       840,000         878,203
Utah HFA SFM AMT                                                              5.400        7/1/2020       310,000         314,628
                                                                                                                   --------------
                                                                                                                        6,656,331
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         PAR            VALUE
SECURITY                                                                      RATE       MATURITY       VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT--5.2%
Connecticut Gaming Authority Mohegan Tribe                                    5.375%       1/1/2011     1,000,000  $    1,061,520
Gloucester NJ Resource Recovery                                               6.850       12/1/2029       500,000         556,005
Golden State Tobacco Securitization Corp.                                     5.000        6/1/2021     1,815,000       1,827,560
Hendersonville TN Kroger                                                      5.950      12/15/2008       220,000         226,578
Mass DFA Waste Management Resource Recovery AMT                               6.900       12/1/2029       500,000         557,055
Michigan State Strategic Funding AMT NCL (b)                                  3.750        8/1/2027       500,000         499,100
San Manuel Entertainment Series 2004-C                                        4.500       12/1/2016     1,000,000         980,388
                                                                                                                   --------------
                                                                                                                        5,708,206
                                                                                                                   --------------

INSURED BONDS--31.9%
California State                                                              6.000        4/1/2016    $1,000,000       1,171,570
Charleston SC COP MBIA                                                        6.000       12/1/2008     1,000,000       1,099,450
Cook County IL High School FGIC NCL                                           7.875       12/1/2014       750,000         986,483
Cook County IL School District FSA NCL                                        6.750        5/1/2010     1,750,000       2,018,328
Corpus Christi TX Business & Job Development
  Corp. Sales Tax Revenue AMBAC NCL                                           5.000        9/1/2011     1,215,000       1,310,778
District of Columbia FSA NCL                                                  5.500        6/1/2011     1,500,000       1,652,550
District of Columbia MBIA NCL                                                 5.750        6/1/2010        15,000          16,608
Douglas County CO School District MBIA                                        7.000      12/15/2012       625,000         761,031
Farmington New Mexico Pollution Control Revenue FGIC                          3.550        4/1/2029     2,000,000       1,993,660
Georgia Municipal Electric Authority (b)                                      5.000        1/1/2026     1,000,000       1,052,450
Georgia Municipal Electric Authority Power FGIC NCL                           6.250        1/1/2012     1,150,000       1,326,376
Harris County TX Toll Revenue FGIC NCL                                        6.000        8/1/2012     1,000,000       1,142,150
Intermountain Power Agency UT NCL                                             6.500        7/1/2010     1,000,000       1,138,800
Jefferson County OH Asset Guaranty                                            6.625       12/1/2005        50,000          51,328
King County Washington School District
  No. 414 Lake Washington FSA                                                 5.000        6/1/2011     1,000,000       1,078,930
Massachusetts State NCL                                                       5.500       12/1/2017     1,000,000       1,130,760
Mesa AZ Utility System Revenue NCL                                            6.000        7/1/2020     1,250,000       1,496,563
Metropolitan Washington DC Apartment Authority System AMT MBIA                5.000       10/1/2012     1,000,000       1,056,730
Miami-Dade County Florida Special Obligation
  Capital Asset Acquisition MBIA NCL                                          5.000        4/1/2014     1,755,000       1,904,351
Nassau County NY FGIC                                                         6.000        7/1/2010        25,000          28,043
New Jersey Health Care Facilities Financing
  Authority Revenue AMBAC                                                     4.800        8/1/2021       810,000         833,798
New Jersey Transportation Corp. COP AMBAC NCL                                 5.500       9/15/2007     1,000,000       1,056,540
New York Dormitory Authority Presbyterian Hospital AMBAC                      4.400        8/1/2013        75,000          76,379
New York Dormitory Authority Revenues
   Mental Health Services Facility FGIC NCL                                   5.000       2/15/2012     1,000,000       1,074,960
New York Dormitory Authority State University
  Educational Facilities MBIA                                                 6.000       5/15/2015     1,000,000       1,123,410
New York Dormitory Authority State University
  Educational Facilities MBIA IBC                                             5.250       5/15/2015     2,000,000       2,218,440
Orange County CA COP MBIA                                                     5.800        7/1/2016       400,000         422,980
Pasco County FL Solid Waste AMBAC AMT NCL                                     6.000        4/1/2010     1,000,000       1,101,980
Seattle WA Water System Revenue MBIA NCL                                      5.000        9/1/2014     1,670,000       1,814,789
South Carolina Transit Infrastructure Bank Revenue AMBAC NCL                  5.250       10/1/2015     1,000,000       1,116,210
Stafford TX Economic Development FGIC                                         6.000        9/1/2015       525,000         611,688
Texas Municipal Power Agency MBIA (a)                                         0.000        9/1/2016     1,995,000       1,186,267
Wisconsin State Transportation                                                5.500        7/1/2010        15,000          16,386
                                                                                                                   --------------
                                                                                                                       35,070,766
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         PAR            VALUE
SECURITY                                                                      RATE       MATURITY       VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
LEASE REVENUE--8.0%
Golden State Tobacco Securitization Corp.                                     5.250%       6/1/2016     1,000,000  $    1,004,370
New Jersey Economic Development Authority
  Revenue School Facilities Construction NCL                                  5.000        9/1/2012     1,000,000       1,068,800
New York Dormitory Authority Revenue                                          5.250      11/15/2023     3,000,000       3,233,820
New York Dormitory Authority Roswell Park                                     6.000        7/1/2006       400,000         415,060
New York Urban Development Corp.
  Correctional and Youth Facilities Service                                   5.250        1/1/2021       500,000         530,030
Tobacco Settlement Funding Corp.                                              5.500        6/1/2009     1,500,000       1,506,810
Tobacco Settlement Funding Corp. NY                                           5.250        6/1/2013     1,000,000       1,056,400
                                                                                                                   --------------
                                                                                                                        8,815,290
                                                                                                                   --------------

REVENUE BONDS--14.6%
Arizona State Transit Highway Revenue NCL                                     5.000        7/1/2014    $1,500,000       1,629,315
Broward County FL Resource Recovery                                           5.000       12/1/2007     1,000,000       1,042,060
California State Department of Water Resources Power Supply NCL               5.500        5/1/2010       250,000         272,683
Camden NJ Cooper Hospitals NCL                                                5.600       2/15/2007       175,000         177,795
Illinois HEFA Condell Medical Center                                          6.000       5/15/2010       500,000         530,600
Illinois HEFA Northwestern University                                         5.050       11/1/2032       725,000         773,481
Illinois DFA Depaul University NCL                                            5.500       10/1/2011     1,000,000       1,087,360
Illinois Financial Authority Student Housing Revenue NCL                      5.000        6/1/2012     1,160,000       1,202,978
Indiana Health Facility Financing Authority Revenue                           5.000       11/1/2011       500,000         532,200
Lubbock TX Health Facilities Development St. Joseph Healthcare System         5.000        7/1/2008     2,000,000       2,102,900
Mass DFA Williston School                                                     6.000       10/1/2013       225,000         237,614
Mass HEFA Partners NCL                                                        5.000        7/1/2012     1,250,000       1,339,175
Michigan State Hospital Finance Authority                                     5.250      11/15/2010     1,000,000       1,062,230
New Hampshire HEFA Monadnock Hospital                                         5.250       10/1/2007       280,000         279,675
New Jersey State Transportation                                               5.250      12/15/2014       500,000         548,945
New Mexico State Hospital Equipment Loan
  Revenue Presbyterian Healthcare Services                                    5.750        8/1/2012     1,000,000       1,103,450
New York Medical Center St. Luke's FHA                                        5.600       8/15/2013       215,000         221,697
Oregon State Department Transit Highway User Tax Revenue NCL                  5.000      11/15/2013     1,000,000       1,085,090
Puerto Rico Electric Power Authority Revenue (c)                              5.500        7/1/2016       500,000         566,840
Scranton PA Allied Rehabilitation                                             7.125       7/15/2005       245,000         245,512
                                                                                                                   --------------
                                                                                                                       16,041,600
                                                                                                                   --------------

SPECIAL REVENUES--3.9%
California State Economic Recovery                                            5.250        7/1/2012     1,500,000       1,647,375
California State Economic Recovery                                            3.500        7/1/2023     1,000,000       1,008,820
California State Economic Recovery NCL                                        5.250        7/1/2014     1,000,000       1,098,940
Jicarilla NM Apache Nation Revenue                                            5.000        9/1/2013       500,000         524,810
                                                                                                                   --------------
                                                                                                                        4,279,945
                                                                                                                   --------------
TOTAL BONDS (Cost $106,057,038)                                                                                       106,765,828
                                                                                                                   --------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         PAR            VALUE
SECURITY                                                                      RATE       MATURITY       VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.7%

SHORT-TERM BONDS--1.6%
Idaho HFA St. Luke's Medical Center FSA (b)                                   2.270%       7/1/2030    $  150,000  $      150,000
Indiana Health Facility Financing Authority (b)                               2.330        3/1/2030       400,000         400,000
University of North Carolina Hospital Chapel Hill Revenue (b)                 2.270       2/15/2031     1,200,000       1,200,000
                                                                                                                   --------------
                                                                                                                        1,750,000
                                                                                                                   --------------

INVESTMENT COMPANIES--0.1%                                                                             SHARES
                                                                                                      --------
Wells Fargo National Tax-Free Money Market Fund                                                         90,430             90,430
                                                                                                                   --------------

TOTAL SHORT-TERM INVESTMENTS (Cost $ 1,840,430)                                                                         1,840,430
                                                                                                                   --------------
TOTAL INVESTMENTS 98.7%--(COST $107,897,468)                                                                          108,606,258

OTHER ASSETS, LESS LIABILITIES--1.3%                                                                                    1,418,117
                                                                                                                   --------------
NET ASSETS--100%                                                                                                   $  110,024,375
                                                                                                                   ==============

NOTES TO SCHEDULE OF INVESTMENTS:

AMBAC--American Municipal Bond Assurance Corp.

AMT--Income from bond subject to Alternative Minimum Tax

COP--Certification of Participation

DFA--Development Finance Agency

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Authority

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance

GNMA--Government National Mortgage Association

HEFA--Health & Educational Facilities Authority

HFA--Housing Finance Authority

IBC--Insured Bond Certificate

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Association

NCL--Non-callable

SFM--Single Family Mortgage

VA--Veterans Administration

(a)   Zero coupon security.

(b) Variable Rate Security; rate indicated is as of 3/31/05. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.

(c)  Delayed delivery security.

At March 31,2005 , the Fund held the following open swap agreements:

NOTIONAL AMOUNT           EXPIRATION DATE                           DESCRIPTION                                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
1,500,000 USD                5/22/2015                Agreement With JPMorganChase dated 2/17/05 to pay the            $24,470
                                                      notional amount multiplied by a fixed rate of 3.632% and
                                                      receive the notional amount multiplied by the quarterly average of the weekly floating TBMA-Muni Swap Index.

1,140,000 USD                5/18/2015                Agreement With JPMorganChase dated 3/18/05 to pay the               (147)
                                                      notional amount multiplied by a fixed rate of 3.837% and
                                                      receive the notional amount multiplied by the quarterly average of the weekly floating TBMA-Muni Swap Index.
                                                                                                                       -------
                                                                                                                       $24,323
                                                                                                                       =======

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

        STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (cost $107,897,468)                                                             $108,606,258
  Receivable for Fund shares sold                                                                                      307,980
  Interest receivable                                                                                                1,327,208
  Receivable for investments sold                                                                                    1,601,565
  Swap contracts, at value (Note 6)                                                                                     24,323
  Prepaid expenses                                                                                                      15,053
                                                                                                                  ------------
    Total assets                                                                                                   111,882,387
LIABILITIES
 Payable for investments purchased                                                               $    1,613,985
 Payable for Fund shares redeemed                                                                       117,399
 Distributions payable                                                                                   78,506
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                            23,191
 Accrued Trustees' fees and expenses (Note 2)                                                             7,938
 Other accrued expenses and liabilities                                                                  16,993
                                                                                                 --------------
    Total liabilities                                                                                                1,858,012
                                                                                                                  ------------
NET ASSETS                                                                                                        $110,024,375
                                                                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $109,398,678
  Accumulated net realized loss                                                                                       (125,946)
  Undistributed net investment income                                                                                   18,530
  Net unrealized appreciation                                                                                          733,113
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $110,024,375
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            5,087,328
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
 (Net Assets/Shares outstanding)
                                                                                                                  $      21.63
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

  STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                   $2,137,100
EXPENSES
 Investment advisory fee (Note 2)                                                            $   219,469
 Accounting, custody, administration, and transfer agent fees (Note 2)                            74,015
 Professional fees                                                                                21,232
 Registration fees                                                                                10,747
 Trustees' fees and expenses (Note 2)                                                             15,747
 Insurance expense                                                                                 5,343
 Miscellaneous expenses                                                                            8,090
                                                                                             -----------
    Total expenses                                                                               354,643
DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                     (107,740)
                                                                                             -----------
    Net expenses                                                                                                       246,903
                                                                                                                    ----------
      Net investment income                                                                                          1,890,197
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                       (113,456)
    Swap contracts                                                                               (12,500)
                                                                                             -----------
      Net realized loss                                                                                               (125,956)
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                     (1,808,209)
    Swap contracts                                                                                44,007
                                                                                             -----------
      Net change in unrealized appreciation (depreciation)                                                          (1,764,202)
                                                                                                                    ----------
      Net realized and unrealized loss on investments                                                               (1,890,158)
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $       39
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                       FOR THE
                                                                               SIX MONTHS ENDED                FOR THE
                                                                                 MARCH 31, 2005             YEAR ENDED
                                                                                    (UNAUDITED)     SEPTEMBER 30, 2004
                                                                              ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                           $    1,890,197        $    3,099,510
  Net realized gain (loss)                                                              (125,956)              340,187
  Net change in unrealized appreciation (depreciation)                                (1,764,202)           (1,182,126)
                                                                                  --------------        --------------
  Net increase in net assets from operations                                                  39             2,257,571
                                                                                  --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                          (1,889,774)           (3,101,811)
  From net realized gains on investments                                                (224,030)           (1,895,222)
                                                                                  --------------        --------------
  Total distributions to shareholders                                                 (2,113,804)           (4,997,033)
                                                                                  --------------        --------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    12,192,495            69,591,991
  Value of shares issued to shareholders in reinvestment of distributions              1,623,792             3,848,008
  Cost of shares redeemed                                                            (13,564,731)          (29,319,017)
                                                                                  --------------        --------------
  Net increase (decrease) in net assets from Fund share transactions                     251,556            44,120,982
                                                                                  --------------        --------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (1,862,209)           41,381,520
NET ASSETS
  At beginning of period                                                             111,886,584            70,505,064
                                                                                  --------------        --------------
  At end of period (including undistributed
    net investment income of $18,530 and $18,107)                                   $110,024,375          $111,886,584
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            FOR THE SIX
                                           MONTHS ENDED                                  YEAR ENDED SEPTEMBER 30,
                                         MARCH 31, 2005             ---------------------------------------------------------------
                                            (UNAUDITED)                  2004         2003         2002         2001         2000
                                            -----------             ---------    ----------    ---------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD        $     22.05             $   22.78    $    22.78   $    22.04   $    21.11   $    21.11
                                            -----------             ---------    ----------   ----------   ----------   ----------

FROM OPERATIONS:
   Net investment income (loss)(*(1))              0.38                  0.69          0.81         0.90         0.93         0.95
   Net realized and unrealized gains
        (loss) on investments                     (0.37)                (0.08)         0.07         0.74         0.93         0.06
                                            -----------             ---------    ----------   ----------   ----------   ----------
Total from operations                              0.01                  0.61          0.88         1.64         1.86         1.01
                                            -----------             ---------    ----------   ----------   ----------   ----------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                     (0.38)                (0.71)        (0.81)       (0.90)       (0.93)       (0.95)
   From net realized gains on investments         (0.05)                (0.63)        (0.07)          --           --        (0.06)
                                            -----------             ---------    ----------   ----------   ----------   ----------
Total distributions to shareholders               (0.43)                (1.34)        (0.88)       (0.90)       (0.93)       (1.01)
                                            -----------             ---------    ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD              $     21.63             $   22.05    $    22.78   $    22.78   $    22.04   $    21.11
                                            ===========             =========    ==========   ==========   ==========   ==========
TOTAL RETURN ((+))                                 0.00%                 2.76%         3.88%        7.65%        9.00%        4.91%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily
        net assets)(*)                             0.45%((+)(+))         0.50%         0.65%        0.65%        0.62%        0.64%
   Net Investment Income (to average
        daily net assets)(*)                       3.45%((+)(+))         3.16%         3.58%        4.09%        4.30%        4.54%
   Portfolio Turnover                                18%((+)(+)(+))        72%           42%          17%          43%          28%
   Net Assets, End of Period
        (000's omitted)                     $   110,024             $ 111,887    $   70,505    $  82,162   $   82,358   $    79,329

-------
* For the periods indicated, the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share( (1))              $  0.36             $  0.65      $  0.80      $  0.90        N/A          N/A
Ratios (to average daily net assets):
   Expenses                                           0.65%((+)(+))       0.68%        0.68%        0.66%       N/A          N/A
   Net investment income                              3.25%((+)(+))       2.97%        3.55%        4.08%       N/A          N/A

(1)  Calculated based on average shares outstanding.

(+) Total return would have been lower in the absence of expense waivers. Returns for periods of less that one year have not been annualized.

(+)(+)  Calculated on an annualized basis.

(+)(+)(+)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities issued by states, territories, and possessions of the United States, the District of Columbia and their political subdivisions, agencies and instrumentalities.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Tax-exempt bonds and notes are priced at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, will be distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for adjustments under the AICPA audit guide and distributions payable.

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid at an annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.45% of the Fund's average daily net assets for the period ended March 31, 2005. Pursuant to this agreement, for the period ended March 31, 2005, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $107,740. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of Dreyfus, an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund paid $12,900 during the period ended March 31, 2005.

     The Fund compensates Mellon Bank, N.A., an affiliate of Standish Mellon under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Fund. Pursuant to this agreement the Fund paid $39,295 during the period ended March 31, 2005.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended March 31, 2005 were $22,063,917 and $19,109,332, respectively. For the period ended March 31, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in Fund shares were as follows:

                                                                             FOR THE                         FOR THE
                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                       MARCH 31, 2005             SEPTEMBER 30, 2004
                                                                       --------------             ------------------
            Shares sold                                                        556,186                      3,137,202
            Shares issued to shareholders in reinvestment of distributions      74,060                        174,989
            Shares redeemed                                                   (617,258)                    (1,332,957)
                                                                              --------                     ----------
            Net increase (decrease)                                             12,988                      1,979,234
                                                                              ========                     ==========

At March 31, 2005, the Fund had one shareholder of record owning approximately 46% of the Fund's outstanding shares. Investment activity of this shareholder could have a material impact on the Fund.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2004, as computed on a federal income tax basis, were as follows:

                  Aggregate cost                                $107,897,468
                                                                ============
                  Gross unrealized appreciation                 $  1,813,897
                  Gross unrealized depreciation                   (1,105,107)
                                                                ------------
                  Net unrealized appreciation                   $    708,790
                                                                ============

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2005, the Fund did not hold any outstanding futures contracts

     SWAP AGREEMENTS

     The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Fund may enter into interest rate and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of issuers (i.e., to reduce risk where the Fund owns or has exposure to the corporate or sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular corporate or

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     sovereign issuer's default. In connection with these agreements, cash or securities may be set aside as collateral in accordance with the terms of the swap agreement. The Fund earns interest on cash set aside as collateral. Swaps are marked to market daily based upon quotations from market makers and change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. These financial instruments are not actively traded on financial markets. The values assigned to these instruments are based upon the best available information and because of the uncertainty of the valuation, these values may differ significantly from the values that would have been realized had a ready market for these instruments existed, and differences could be material. Payments received or made from credit default swaps at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of realized gain in the Statement of Operations. Entering into these agreements, if any, involves, to varying degrees, elements of credit, market, and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

     At March 31, 2005, the Fund had swap agreements outstanding. See Schedule of Investments for futher detail.

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a "when-issued," "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the fund enters into such commitments, but interest will not accrue to the fund until delivery of and payment for the securities. Although the Fund will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the fund may sell the securities before the settlement date if deemed advisable by the investment adviser. The Fund offsets in its Statement of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities

     Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

     Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the fund. The Fund may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

     At March 31, 2005 the Fund held delayed delivery securities. See Schedule of Investments for further detail.

(8)  LINE OF CREDIT:

     The Fund, other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the expense related to the facility fee was $1,804 for the Fund.

     During the period ended March 31, 2005, the Fund had average borrowings outstanding of $200,923 on a total of thirteen days and incurred $200 of interest expense.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     The Investment Company Act of 1940 requires that the Fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the Fund's investment advisory agreement, the Fund's Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: Standish Mellon's audited balance sheets and income statements, as well as a profitability analysis of Standish Mellon, including a separate presentation of Standish Mellon's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: Standish Mellon's Form ADV, as well as information concerning Standish Mellon's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and Standish Mellon's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: Standish Mellon's commentary on the Fund's performance, as well as a Fund's "fact sheets" prepared by Standish Mellon providing salient data about the Fund, including Fund holdings, strategies, recent market conditions and outlook, as well as Standish Mellon's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to Standish Mellon provided therein are fair and reasonable, and they approved the continuation of the agreement for a one year period. Some of the factors that figured prominently in the Trustees' determination are described below.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The Board considered the nature, scope and quality of the overall services provided to the Fund by Standish Mellon. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust Standish Mellon, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by Standish Mellon. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     The Trustees observed that Standish Mellon had recently implemented a team approach to portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of Standish Mellon to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of Standish Mellon's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that Standish Mellon had the expertise and resources to manage the Fund effectively.

     INVESTMENT PERFORMANCE

     The Board compared the relative investment performance of the Fund against a peer group of investment companies selected by Standish Mellon with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

     Based on the Lipper materials provided at the September 15, 2004 meeting, the Fund's performance for the 1-, 3- and 5-year periods ended July 31, 2004 was 4.00%, 4.53% and 5.18%. The Trustees found these to be slightly below the average results of the Fund's peer group of similar funds, which were 4.54%, 4.63% and 5.34% for the same periods.

     ADVISORY FEE AND OTHER EXPENSES

     The Board considered the advisory fee rate paid by the Fund to Standish Mellon. The Fund's contractual advisory fee was 0.40%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.535%. The Fund's net advisory fee, after giving effect to fee waivers, was 0.375% and below the peer group median net advisory fee of 0.45%. Based on the factors discussed herein, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of Standish Mellon. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board considered the Fund's expense ratio and compared the expense ratio to its peer group of similar funds. They found that the Fund's actual net expense ratio of 0.65% (after giving effect to expense limitations) was comparable to the median net expense ratio of the peer group of 0.638%, notwithstanding the fact that most of the other funds in the peer group were significantly larger than the Fund.

     STANDISH MELLON'S PROFITABILITY

     The Board considered Standish Mellon's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by Standish Mellon or its affiliated investment adviser, The Boston Company Asset Management ("TBCAM") in managing the Fund and other Funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by Standish Mellon, Standish Mellon incurred losses in 2003 in operating many of the investment companies in the Mellon family of funds, including the Fund, and achieved only marginal profitability as to several other funds. The Trustees noted that Standish Mellon's profitability in operating the Fund had declined from a very slight profit in 2002 to a modest loss in 2003.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               STANDISH MELLON INTERMEDIATE TAX EXEMPT BOND FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     ECONOMIES OF SCALE

     While the Board recognized that economies of scale might be realized as the Fund grows, the Trustees noted that although the Fund's asset size fluctuated in recent years, the Fund nevertheless remained small (approximately $69 million - $109 million) relative to its peers. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

     OTHER BENEFITS

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                     * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to Standish Mellon provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        MARCH 31,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman of the Board          31             None           $1,757
c/o Decision Resources, Inc.              11/3/1986         and Chief Executive
260 Charles Street                                          Officer, Decision
Waltham, MA 02453                                           Resources, Inc.
9/30/40

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          31             None           $1,899
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 181                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          31             None           $1,757
c/o Harvard University                    9/13/1986         Professor of Political
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee      Trustee since     Trustee, Mertens               31             None           $1,757
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

Patrick J. Sheppard    Trustee, President   Since 2003      Senior Vice President          31             None            $0
Mellon Institutional        and Chief                       and Chief Operating Officer,
Asset Management        Executive Officer                   Mellon Institutional
One Boston Place                                            Asset Management;
Boston, MA 02108                                            formerly Vice President
7/24/65                                                     and Chief Financial Officer,
                                                            Mellon Institutional
                                                            Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management, formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer              Institutional Asset
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds Operations
Mellon Institutional               President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Asset Management                                                                Asset Management since 2001;
One Boston Place                                                                Shareholder Representative,
Boston, MA 02108                                                                Standish Mellon Asset Management
1/19/71

Jan F. Jumet                         Chief               Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest            Compliance                                    for Standish Mellon Asset Management Company LLC;
Management Company LLC              Officer                                     formerly Director of Compliance and Administration
One Boston Place                                                                and Chief Administration Officer for Standish Mello
Boston, MA 02108                                                                Asset Management Company LLC, Senior
8/9/66                                                                          Vice President and Chief Administration Officer
                                                                                for Mellon Bond Associates, LLP, and
                                                                                First Vice President and Senior Sales Associate
                                                                                for Mellon Institutional Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                     0933SA0305

Semiannual Report                  STANDISH MELLON MASSACHUSETTS
                                   INTERMEDIATE TAX EXEMPT BOND FUND

MARCH 31, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC' s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                    SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                   EXPENSES PAID
                                               BEGINNING                    ENDING              DURING PERIOD((+))
                                             ACCOUNT VALUE               ACCOUNT VALUE            OCTOBER 1, 2004
                                            OCTOBER 1, 2004             MARCH 31, 2005           TO MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------
Actual                                           $1,000.00                   $  998.40                  $3.24
Hypothetical (5% return
  per year before expenses)                      $1,000.00                   $1,021.69                  $3.28

-------
((+)) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.65%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

            PORTFOLIO INFORMATION AS OF MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PERCENTAGE OF
 TOP TEN HOLDINGS(*)                                        RATE             MATURITY         NET ASSETS
----------------------------------------------------------------------------------------------------------
Commonwealth of Massachusetts NCL                           5.500             12/1/2011           6.3
Mass Bay Transportation Authority FGIC                      7.000              3/1/2011           3.2
Mass HEFA Tufts University NCL                              5.500             8/15/2015           3.0
Mass Bay Transportation Authority FGIC                      7.000              3/1/2011           3.0
Foxborough MA Stadium                                       5.750              6/1/2011           3.0
Mass Water Resource Authority NCL                           6.500             7/15/2009           2.9
Mass Port Authority MBIA NCL                                5.750              7/1/2012           2.8
Mass Special Obligation NCL                                 5.500              6/1/2013           2.8
Mass Port Authority                                         5.750              7/1/2012           2.8
Commonwealth of Massachusetts AMBAC NCL AMT                 5.750              8/1/2010           2.8
                                                                                                 ----
                                                                                                 32.6

* Excluding short-term investments.

                                 PERCENTAGE OF
ECONOMIC SECTOR ALLOCATION        NET ASSETS
--------------------------------------------
General Obligations                   25.6
Government Backed                     10.3
Insured Bonds                         21.9
Letter of Credit                       1.5
Revenue                               39.7
Short-term and Net Other Assets        1.0
                                     -----
                                     100.0

SUMMARY OF COMBINED RATINGS
--------------------------------------------
Quality Breakdown                   Value (%)
--------------------------------------------
AAA                                   33.4
AA                                    41.3
A                                      9.1
BBB                                   16.2
                                     -----
       TOTAL                         100.0

Based on ratings from Standard & Poor's and/or Moody's Investors Services. If a security receives split (different) ratings from multiple rating organizations, the Fund treats the security as being rated in the higer rating category.

The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         PAR            VALUE
SECURITY                                                                      RATE       MATURITY       VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
BONDS--99.0%

GENERAL OBLIGATONS--25.6%
Commonwealth of Massachusetts NCL                                             6.000%      11/1/2011   $   850,000   $     964,699
Commonwealth of Massachusetts NCL                                             5.500       12/1/2011     2,250,000       2,489,670
Mass Bay Transportation Authority FGIC                                        7.000        3/1/2011     1,000,000       1,177,640
Mass Bay Transportation Authority FGIC                                        7.000        3/1/2011     1,055,000       1,247,327
Mass College Building Authority                                               7.500        5/1/2007       450,000         491,328
Mass College Building Authority                                               7.500        5/1/2008       250,000         282,775
Massachusetts State NCL                                                       5.500       10/1/2016       500,000         560,700
Puerto Rico Commonwealth Fuel Sales Tax Revenue (a)                           5.000        7/1/2018       750,000         786,705
Puerto Rico Commonwealth NCL                                                  6.500        7/1/2013       500,000         585,435
Puerto Rico Public Building Authority Revenue                                 5.000        7/1/2028       250,000         264,275
Puerto Rico Public Financial Corp. LOC:
  Government Development Bank for Puerto Rico                                 5.750        8/1/2027       250,000         274,160
University of Mass Building Authority State Guarantee                         6.625        5/1/2007     1,000,000       1,074,990
                                                                                                                    -------------
                                                                                                                       10,199,704
                                                                                                                    -------------

GOVERNMENT BACKED--10.3%
Commonwealth of Massachusetts--Series C                                       5.250        8/1/2009       835,000         901,516
Commonwealth of Massachusetts NCL--Series B                                   6.500        8/1/2008       550,000         606,469
Commonwealth of Massachusetts Prerefunded                                     6.000        6/1/2014       565,000         631,636
Commonwealth of Massachusetts Prerefunded                                     5.625        6/1/2018       500,000         553,925
Mass DFA Massachusetts College of Pharmacy                                    5.750        7/1/2006       280,000         286,905
Mass HEFA Dana Farber Cancer Institute                                        6.500       12/1/2006       650,000         680,004
Mass Revenue Rail Connections, Inc. (b)                                       0.000        7/1/2022       500,000         190,945
Massachusetts State Water Pollution Abatement Trust Prerefunded               5.250        8/1/2013       245,000         267,672
                                                                                                                    -------------
                                                                                                                        4,119,072
                                                                                                                    -------------

HOUSING REVENUE--0.0%
Mass HFA Multi-Family Unit FNMA                                               6.300       10/1/2013        15,000          15,040
                                                                                                                    -------------

INDUSTRIAL DEVELOPMENT--3.3%
Boston MA Industrial Development Financing Authority AMT                      7.375       5/15/2015       750,000         754,170
Mass DFA Waste Management Resource Recovery AMT                               6.900       12/1/2029       500,000         557,055
                                                                                                                    -------------
                                                                                                                        1,311,225
                                                                                                                    -------------

INSURED BONDS--21.9%
Commonwealth of Massachusetts AMBAC NCL AMT                                   5.750        8/1/2010     1,000,000       1,113,480
Commonwealth of Massachusetts MBIA NCL                                        5.500       11/1/2012       685,000         764,803
Mass Bay Transportation Authority FGIC                                        7.000        3/1/2014       900,000       1,088,118
Mass DFA May Institute Asset Guaranty                                         5.500        9/1/2005       175,000         176,985
Mass HEFA Mass Eye and Ear ACA                                                5.000        7/1/2005       660,000         663,260
Mass HEFA Partners FSA                                                        5.500        7/1/2007       635,000         670,370
Mass Port Authority MBIA NCL AMT                                              5.750        7/1/2007       500,000         525,650
Mass Port Authority MBIA NCL                                                  5.750        7/1/2012     1,000,000       1,122,330
Mass Special Obligation NCL                                                   5.000      12/15/2013       500,000         537,525
Mass Special Obligation Revenue Refunding Notes NCL                           5.000      12/15/2011       500,000         535,755
Puerto Rico Commonwealth Highway & Transportation Authority MBIA              5.500        7/1/2013       640,000         723,558
Puerto Rico Electric Power Authority Revenue (c)                              5.500        7/1/2016       250,000         283,420
State of Massachusetts                                                        5.250        8/1/2020       500,000         554,060
                                                                                                                    -------------
                                                                                                                        8,759,314
                                                                                                                    -------------

LEASE REVENUE--1.9%
Puerto Rico Housing Bank Appropriation                                        5.125       12/1/2005       750,000         760,335
                                                                                                                    -------------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                         PAR            VALUE
SECURITY                                                                      RATE       MATURITY       VALUE         (NOTE 1A)
------------------------------------------------------------------------------------------------------------------------------------
LOC--1.5%

Boston MA Industrial Development Financing Authority LOC:
        Bank of New York AMT                                                  5.875%       4/1/2030    $  435,000   $     442,943
Mass IFA Amesbury LOC: Citizens Bank AMT                                      5.910        9/1/2005       140,000         141,242
                                                                                                                    -------------
                                                                                                                          584,185
                                                                                                                    -------------

REVENUE BONDS--23.3%
Mass DFA Biomedical Research                                                  6.000        8/1/2011       550,000         600,050
Mass DFA Deerfield Academy                                                    5.000       10/1/2013       400,000         432,232
Mass DFA Hampshire College                                                    5.150       10/1/2014       450,000         459,140
Mass DFA Massachusetts College of Pharmacy and Allied Health Sciences NCL     5.000        7/1/2009       425,000         440,219
Mass DFA Williston School                                                     6.000       10/1/2013       380,000         401,303
Mass HEFA Baystate Medical Center NCL                                         5.000        7/1/2010       250,000         261,815
Mass HEFA Caritas Christi NCL                                                 5.500        7/1/2005       500,000         502,575
Mass HEFA Milford Hospital NCL                                                5.250       7/15/2007       600,000         612,594
Mass HEFA No. Adams Regional Hospital                                         6.750        7/1/2009       100,000         103,997
Mass HEFA Tufts University NCL                                                5.500       8/15/2015     1,050,000       1,183,424
Mass IFA Wentworth Institute                                                  5.050       10/1/2005       290,000         292,636
Mass Port Authority                                                           6.000        7/1/2011     1,000,000       1,101,510
Mass Port Authority                                                           5.750        7/1/2012     1,010,000       1,120,070
Mass Water Resource Authority NCL                                             6.500       7/15/2009     1,000,000       1,127,910
Massachusetts State Water Pollution Abatement Trust                           5.250        8/1/2013         5,000           5,453
Puerto Rico Industrial Tour Ed Anamendez University                           5.000        2/1/2006       650,000         658,489
                                                                                                                    -------------
                                                                                                                        9,303,417
                                                                                                                    -------------

SPECIAL REVENUES--11.2%
Foxborough MA Stadium                                                         5.750        6/1/2011     1,050,000       1,170,341
Mass Bay Transportation Authority Sales Tax Revenue                           5.250        7/1/2010       250,000         272,888
Mass Bay Transportation Authority Sales Tax Revenue                           5.250        7/1/2021       750,000         837,278
Mass Special Obligation NCL                                                   5.500        6/1/2013     1,000,000       1,120,440
Virgin Islands Public Finance Authority                                       5.625       10/1/2010     1,000,000       1,052,676
                                                                                                                    -------------
                                                                                                                        4,453,623
                                                                                                                    -------------
TOTAL BONDS (Cost $38,309,560)                                                                                         39,505,915
                                                                                                                    -------------

SHORT-TERM INVESTMENTS--0.5%

SHORT-TERM BONDS--0.3%
Mass DFA Boston University (a)                                                2.270       10/1/2042       100,000         100,000

INVESTMENT COMPANIES--0.2%                                                                                SHARES
--------------------------                                                                                ------
Federated Massachusetts Municipal Cash Trust Fund                                                          81,133          81,133
                                                                                                                      -----------

TOTAL SHORT-TERM INVESTMENTS (Cost $181,133)                                                                              181,133
                                                                                                                      -----------

TOTAL INVESTMENTS--99.5% (COST $38,490,693)                                                                            39,687,048

OTHER ASSETS, LESS LIABILITIES--0.5%                                                                                      221,136
                                                                                                                      -----------

NET ASSETS--100%                                                                                                      $39,908,184
                                                                                                                      ===========

NOTES TO SCHEDULE OF INVESTMENTS:

ACA--American Capital Access Holdings, Inc.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

AMBAC--American Municipal Bond Assurance Corp.

AMT--Income from bond subject to Alternative Minimum Tax

DFA--Development Finance Agency

FGIC--Financial Guaranty Insurance Co.

FNMA--Federal National Mortgage Association

FSA--Financial Security Assurance

HEFA--Health & Educational Facilities Authority

HFA--Housing Finance Authority

IFA--Industrial Finance Authority

LOC--Letter of Credit

MBIA--Municipal Bond Insurance Association

NCL--Non-callable

(a) Variable Rate Security; rate indicated is as of 3/31/05. Variable rate securities that reset monthly or more frequently are considered short-term securities for reporting purposes.

(b) Zero coupon security.

(c) Delayed delivery security.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

        STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (Note 1A) (cost $38,490,693)                                                               $39,687,048
  Cash                                                                                                                   2,138
  Receivable for Fund shares sold                                                                                          215
  Interest receivable                                                                                                  572,373
  Prepaid expenses                                                                                                       7,286
                                                                                                                   -----------
    Total assets                                                                                                    40,269,060
LIABILITIES
 Payable for investments purchased                                                                $     278,628
 Distributions payable                                                                                   42,263
 Payable for Fund shares redeemed                                                                         5,000
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                            16,875
 Accrued Trustees' fees and expenses (Note 2)                                                             2,565
 Other accrued expenses and liabilities                                                                  15,545
                                                                                                  -------------
    Total liabilities                                                                                                  360,876
                                                                                                                   -----------
NET ASSETS                                                                                                         $39,908,184
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $38,678,579
  Accumulated net realized gain                                                                                         10,996
  Undistributed net investment income                                                                                   22,254
  Net unrealized appreciation                                                                                        1,196,355
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $39,908,184
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            1,897,868
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     21.03
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

  STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Interest income                                                                                                     $  925,814
EXPENSES
 Investment advisory fee (Note 2)                                                              $  85,075
 Accounting, custody, administration and transfer agent fees (Note 2)                             51,243
 Professional fees                                                                                18,647
 Registration fees                                                                                 3,141
 Trustees' fees and expenses (Note 2)                                                              5,078
 Insurance expense                                                                                 5,062
 Miscellaneous expenses                                                                            8,237
                               -                                                               ---------
    Total expenses                                                                               176,483
DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (38,237)
                               -                                                               ---------
    Net expenses                                                                                                         138,246
                                                                                                                      ----------
      Net investment income                                                                                              787,568
                                                                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss)
    Investment securities                                                                         26,397
                               -                                                               ---------
      Net realized gain                                                                                                   26,397
  Change in unrealized appreciation (depreciation)
    Investment securities                                                                       (861,119)
                               -                                                               ---------
      Net change in unrealized appreciation (depreciation)                                                              (861,119)
                                                                                                                      ----------
      Net realized and unrealized gain (loss) on investments                                                            (834,722)
                                                                                                                      ----------
NET DECREASE IN NET ASSETS FROM OPERATIONS                                                                            $  (47,154)
                                                                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                         FOR THE
                                                                                SIX MONTHS ENDED               FOR THE
                                                                                  MARCH 31, 2005            YEAR ENDED
                                                                                      (UNAUDITED)   SEPTEMBER 30, 2004
                                                                                      -----------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income                                                             $    787,568          $  1,677,542
  Net realized gains                                                                      26,397               270,520
  Net change in unrealized appreciation (depreciation)                                  (861,119)             (706,976)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                                  (47,154)            1,241,086
                                                                                    ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1C)
  From net investment income                                                            (785,078)           (1,670,668)
  From net realized gains on investments                                                (248,671)           (1,266,678)
                                                                                    ------------          ------------
  Total distributions to shareholders                                                 (1,033,749)           (2,937,346)
                                                                                    ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                       440,818             2,234,159
  Value of shares issued to shareholders in reinvestment of distributions                749,210             2,294,786
  Cost of shares redeemed                                                             (4,280,502)          (10,485,190)
                                                                                    ------------          ------------
  Net decrease in net assets from Fund share transactions                             (3,090,474)           (5,956,245)
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               (4,171,377)           (7,652,505)
NET ASSETS
  At beginning of period                                                              44,079,561            51,732,066
                                                                                    ------------          ------------
  At end of period (including undistributed
    net investment income of $22,254 and $19,764)                                   $ 39,908,184          $ 44,079,561
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            FOR THE SIX
                                           MONTHS ENDED                                 YEAR ENDED SEPTEMBER 30,
                                         MARCH 31, 2005             ---------------------------------------------------------------
                                            (UNAUDITED)                  2004         2003         2002         2001         2000
                                            -----------             ---------    ----------    ---------   ----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD         $   21.58              $   22.36    $   22.52    $   21.89    $   20.89    $   20.85
                                             ---------              ---------    ---------    ---------    ---------    ---------
FROM OPERATIONS:
   Net investment income(* (1))                   0.40                   0.79         0.82         0.88         0.91         0.92

   Net realized and unrealized gains
        (loss) on investments                    (0.43)                 (0.21)       (0.12)        0.63         1.00         0.04
                                             ---------              ---------    ---------    ---------    ---------    ---------
Total from operations                            (0.03)                  0.58         0.70         1.51         1.91         0.96
                                             ---------              ---------    ---------    ---------    ---------    ---------

LESS DISTRIBUTIONS TO SHAREHOLDERS:

   From net investment income                    (0.40)                 (0.79)       (0.82)       (0.88)       (0.91)       (0.92)

   From net realized gains on investments        (0.12)                 (0.57)       (0.04)          --           --           --
                                             ---------              ---------    ---------    ---------    ---------    ---------

Total distributions to shareholders              (0.52)                 (1.36)       (0.86)       (0.88)       (0.91)       (0.92)
                                             ---------              ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, END OF PERIOD               $   21.03              $   21.58    $   22.36    $   22.52    $   21.89    $   20.89
                                             =========              =========    =========    =========    =========    =========

TOTAL RETURN((+))                                (0.16)%                 2.64%        3.20%        7.09%        9.32%        4.72%

RATIOS/SUPPLEMENTAL DATA:

   Expenses (to average daily net assets)(*)      0.65%((+)(+))          0.65%        0.65%        0.65%        0.65%        0.65%

   Net Investment Income (to average
        daily net assets)(*)                      3.71%((+)(+))          3.62%        3.68%        4.01%        4.23%        4.43%

   Portfolio Turnover                                4%((+)(+)(+))         16%          25%          13%          22%          23%

   Net Assets, End of Period (000's omitted) $  39,908              $  44,080    $   51,732   $  65,726    $  64,246    $   64,340

-------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                 $  0.38          $  0.77       $  0.81       $  0.87       $  0.91        N/A
Ratios (to average daily net assets):
   Expenses                                            0.83%((+)(+))    0.75%         0.70%         0.68%         0.65%       N/A
   Net investment income                               3.53%((+)(+))    3.52%         3.63%         3.98%         4.23%       N/A

(1) Calculated based on average shares outstanding.

(+) Total return would have been lower in the absence of expense waivers. Returns for periods less than one year have not been annualized.

(+)(+) Calculated on an annualized basis.

(+)(+)(+) Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Mellon Massachusetts Intermediate Tax Exempt Bond Fund (the "Fund") is a separate non-diversified investment series of the Trust.

     The objective of the Fund is to provide a high level of interest income exempt from Massachusetts and federal income taxes, while seeking preservation of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in tax exempt municipal securities of Massachusetts issuers and other qualifying issuers (such as Puerto Rico, the U.S. Virgin Islands, and Guam).

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Tax-exempt bonds and notes are priced at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Realized gains and losses from securities sold are recorded on the identified cost basis.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions on shares of the Fund are declared daily from net investment income and distributed monthly. Distributions from capital gains, if any, will be distributed annually by the Fund. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

     Income and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for adjustments under the AICPA audit guide and distributions payable.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to Standish Mellon Asset Management Company LLC ("Standish Mellon"), a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory, administrative services, and general office facilities, is paid at an annual rate of 0.40% of the Fund's average daily net assets. Standish Mellon voluntarily agreed to limit the Fund's total annual operating expenses (excluding litigation, indemnification and other extraordinary expenses) to 0.65% of the Fund's average daily net assets for the period ended March 31, 2005. Pursuant to this agreement, for the period ended March 31, 2005, Standish Mellon voluntarily waived a portion of its advisory fee in the amount of $38,237. This agreement is voluntary and temporary and may be discontinued or revised by Standish Mellon at any time.

     The Fund compensates Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, an affiliate of Standish Mellon, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Pursuant to this agreement the Fund paid $9,258 during the period ended March 31, 2005.

     The Fund compensates Mellon Bank, N.A., an affiliate of Standish Mellon, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Fund. Pursuant to this agreement the Fund paid $39,295 during the period ended March 31, 2005.

     No director, officer or employee of Standish Mellon or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Standish Mellon or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term investments, for the period ended March 31, 2005 were $1,763,119 and $4,708,779, respectively. For the period ended March 31, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                               FOR THE                       FOR THE
                                                                      SIX MONTHS ENDED                     YEAR ENDED
                                                                        MARCH 31, 2005             SEPTEMBER 30, 2004
                                                                        --------------             ------------------
            Shares sold                                                        20,505                        103,349
            Shares issued to shareholders in reinvestment of distributions     35,050                        106,046
            Shares redeemed                                                  (200,279)                      (480,604)
                                                                             --------                       --------
            Net decrease                                                     (144,724)                      (271,209)
                                                                             ========                       ========

At March 31, 2005, the Fund had two shareholders of record owning approximately 31% and 11% of the Fund's outstanding shares. Investment activity of these shareholders could have a material impact on the Fund.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends.

     The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

                  Aggregate Cost                               $ 38,490,693
                                                               ============
                  Gross unrealized appreciation                $  1,339,333
                  Gross unrealized depreciation                    (142,978)
                                                               ------------
                  Net unrealized appreciation                  $  1,196,355
                                                               ============

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

     The Fund may trade the following financial instruments with off-balance sheet risk:

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2005, the Fund did not hold any outstanding futures contracts

(7)  DELAYED DELIVERY TRANSACTIONS:

     The Fund may purchase securities on a "when-issued," "delayed delivery" or "forward commitment" basis. Delivery and payment for such securities typically take longer than the customary settlement periods. The payment obligation and interest rates on the securities are fixed at the time the Fund enters into such commitments, but interest will not accrue to the Fund until delivery of and payment for the securities. The Fund may receive compensation for such forgone interest. Although the Fund will only make commitments to purchase when-issued, delayed delivery or forward commitment securities with the intention of actually acquiring the securities, the Fund may sell the securities before the settlement date if deemed advisable by the investment adviser. The Fund offsets in its Statement of Assets and Liabilities the payables and receivables associated with the purchases and sales of when-issued, delayed delivery or forward commitment securities that have the same coupon, settlement date and broker. When-issued, delayed delivery or forward commitment securities that are purchased from or sold to different brokers are reflected as both payables and receivables in the Fund's Statement of Assets and Liabilities.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Unless the Fund has entered into an offsetting agreement to sell the securities, cash or liquid obligations with a market value at least equal to the amount of the Fund's commitment will be segregated with the Fund's custodian bank. If the market value of these securities declines, additional cash or securities will be segregated daily so that the aggregate market value of the segregated securities equals the amount of the Fund's commitment.

     Securities purchased on a when-issued, delayed delivery or forward commitment basis may have a market value on delivery that is less than the amount paid by the Fund. The Fund may also sell portfolio securities on a delayed delivery basis. The market value of the securities when they are delivered may be more than the amount to be received by the Fund.

     At March 31, 2005 the Fund held a delayed delivery security. See Schedule of Investments for further detail.

(8)  LINE OF CREDIT:

     The Fund, other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the expense related to the facility fee was $1,171 for the Fund.

     During the period ended March 31, 2005, the Fund had average borrowings outstanding of $108,682 on a total of seventeen days and incurred $137 of interest expense.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     The Investment Company Act of 1940 requires that the Fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the Fund's investment advisory agreement, the Fund's Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: Standish Mellon's audited balance sheets and income statements, as well as a profitability analysis of Standish Mellon, including a separate presentation of Standish Mellon's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: Standish Mellon's Form ADV, as well as information concerning Standish Mellon's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and Standish Mellon's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: Standish Mellon's commentary on the Fund's performance, as well as a Fund's "fact sheets" prepared by Standish Mellon providing salient data about the Fund, including Fund holdings, strategies, recent market conditions and outlook, as well as Standish Mellon's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to Standish Mellon provided therein are fair and reasonable, and they approved the continuation of the agreement for a one year period. Some of the factors that figured prominently in the Trustees' determination are described below.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The Board considered the nature, scope and quality of the overall services provided to the Fund by Standish Mellon. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust Standish Mellon, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
        STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by Standish Mellon. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees observed that Standish Mellon had recently implemented a team approach to portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of Standish Mellon to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of Standish Mellon's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that Standish Mellon had the expertise and resources to manage the Fund effectively.

     INVESTMENT PERFORMANCE

     The Board compared the relative investment performance of the Fund against a peer group of investment companies selected by Standish Mellon with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

     Based on the Lipper materials provided at the September 15, 2004 meeting, the Fund's performance for the 1-, 3- and 5-year periods ended July 31, 2004 was 3.77%, 4.18% and 4.90%. This compared with the peer group similar funds, the average performance of which was 4.07%, 4.01% and 4.67% for the same periods. Although the Board noted that the Fund's 1-year results were below the peer group average, the Trustees found that the long-term performance of the Fund was above the average.

     ADVISORY FEE AND OTHER EXPENSES

     The Board considered the advisory fee rate paid by the Fund to Standish Mellon. The Fund's contractual advisory fee was 0.40%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.60%. The Fund's net advisory fee, after giving effect to fee waivers, was 0.345%, well below the peer group median net advisory fee of 0.512%. Based on the factors discussed herein, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of Standish Mellon. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board considered the Fund's expense ratio and compared these expenses to its peer group of similar funds. They found that the actual net expense ratio of 0.65% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 0.755% notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
         STANDISH MELLON MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     STANDISH MELLON'S PROFITABILITY

     The Board considered Standish Mellon's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by Standish Mellon or its affiliated investment adviser, The Boston Company Asset Management ("TBCAM") in managing the Fund and other Funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by Standish Mellon, Standish Mellon incurred losses in 2003 in operating many of the investment companies in the Mellon family of funds, including the Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that Standish Mellon had incurred losses in operating the Fund for both 2002 and 2003.

     ECONOMIES OF SCALE

     While the Board recognized that economies of scale might be realized as the Fund grows, the Trustees noted that the Fund had decreased in size in recent years. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

     OTHER BENEFITS

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                     * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to Standish Mellon provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        MARCH 31,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman of the Board          31             None            $449
c/o Decision Resources, Inc.              11/3/1986         and Chief Executive
260 Charles Street                                          Officer, Decision
Waltham, MA 02453                                           Resources, Inc.
9/30/40

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          31             None            $505
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 181                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          31             None            $449
c/o Harvard University                    9/13/1986         Professor of Political
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee      Trustee since     Trustee, Mertens               31             None            $449
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

Patrick J. Sheppard    Trustee, President   Since 2003      Senior Vice President          31             None            $0
Mellon Institutional        and Chief                       and Chief Operating Officer,
Asset Management        Executive Officer                   Mellon Institutional
One Boston Place                                            Asset Management;
Boston, MA 02108                                            formerly Vice President
7/24/65                                                     and Chief Financial Officer,
                                                            Mellon Institutional
                                                            Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management, formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer              Institutional Asset
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds Operations
Mellon Institutional               President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Asset Management                                                                Asset Management since 2001;
One Boston Place                                                                Shareholder Representative,
Boston, MA 02108                                                                Standish Mellon Asset Management
1/19/71

Jan F. Jumet                         Chief               Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest            Compliance                                    for Standish Mellon Asset Management Company LLC;
Management Company LLC              Officer                                     formerly Director of Compliance and Administration
One Boston Place                                                                and Chief Administration Officer for Standish Mello
Boston, MA 02108                                                                Asset Management Company LLC, Senior
8/9/66                                                                          Vice President and Chief Administration Officer
                                                                                for Mellon Bond Associates, LLP, and
                                                                                First Vice President and Senior Sales Associate
                                                                                for Mellon Institutional Asset Management

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One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                     0932SA0305

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds


Semiannual Report                       The Boston Company
                                        International Core Equity Fund
--------------------------------------------------------------------------------
March 31, 2005 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                        Expenses Paid
                                Beginning            Ending            During Period+
                              Account Value        Account Value      October 1, 2004
                             October 1, 2004      March 31, 2005     to March 31, 2005
--------------------------------------------------------------------------------------
Actual                          $1,000.00           $1,166.00             $5.35
Hypothetical (5% return
per year before expenses)       $1,000.00           $1,020.00             $4.99

_________
+ Expenses are equal to the Fund's annualized expense ratio of 0.99%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The Example reflects the combined expenses of the Fund and the Portfolio in which it invests all its assets.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

                                                                                Percentage of
Top Ten Holdings*                        Country                  Sector         Investments
---------------------------------------------------------------------------------------------
Vodafone Group PLC                   UNITED KINGDOM         Communications            2.4
Societe Generale                             FRANCE              Financial            1.9
Credit Suisse Group                     SWITZERLAND              Financial            1.7
Royal Bank of Scotland Group PLC     UNITED KINGDOM              Financial            1.7
BP PLC                               UNITED KINGDOM                 Energy            1.7
Continental AG                              GERMANY     Consumer, Cyclical            1.6
Barclays PLC                         UNITED KINGDOM              Financial            1.5
Ing Groep NV CVA                        NETHERLANDS              Financial            1.4
OMV AG                                      AUSTRIA                 Energy            1.4
Total SA                                     FRANCE                 Energy            1.4
                                                                                     ----
                                                                                     16.7

                                             Percentage of
Economic Sector Allocation                    Net Assets
----------------------------------------------------------
Financial                                        25.0
Consumer, Non-cyclical                           15.5
Consumer, Cyclical                               12.4
Communications                                   10.8
Industrial                                        9.4
Energy                                            8.4
Basic Materials                                   5.8
Utilities                                         4.4
Technology                                        2.8
Diversified                                       0.5
Short-term and Net Other Assets                   5.0
                                                -----
                                                100.0

                                             Percentage of
Geographic Region Allocation*                 Investments
----------------------------------------------------------
Europe ex U.K.                                   46.0
U.K.                                             24.1
Asia ex Japan                                     9.3
Japan                                            20.6
                                                -----
                                                100.0

*  Excluding short-term securities and investment of cash collateral.


The Boston Company International Core Equity Fund invests all of its investable assets in an interest of the Boston Company International Core Equity Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                  Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                      Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International
    Core Equity Portfolio ("Portfolio"), at value (Note 1A)                 $168,204,243
  Receivable for Fund shares sold                                                264,213
  Prepaid expenses                                                                28,753
                                                                            ------------
    Total assets                                                             168,497,209
Liabilities
  Professional fees                                            $8,278
  Accrued Trustees' fees (Note 2)                                 497
  Other liabilities and expenses                                2,493
                                                               ------
    Total liabilities                                                             11,268
                                                                            ------------
Net Assets                                                                  $168,485,941
                                                                            ============
Net Assets consist of:
  Paid-in capital                                                           $129,869,493
  Accumulated net realized gain                                                7,842,317
  Undistributed net investment income                                            374,102
  Net unrealized appreciation                                                 30,400,029
                                                                            ------------
Total Net Assets                                                            $168,485,941
Shares of beneficial interest outstanding                                      5,471,212
                                                                            ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                           $      30.79
                                                                            ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                            Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of
  foreign withholding taxes of $151,857)                                       $ 1,361,859
  Interest income allocated from Portfolio                                          34,848
  Security lending income allocated from Portfolio                                  33,524
  Expenses allocated from Portfolio                                               (722,489)
                                                                               -----------
    Net investment income allocated from Portfolio                                 707,742

Expenses
  Transfer agent fees (Note 2)                                      $ 4,104
  Professional fees                                                  15,784
  Registration fees                                                  10,471
  Trustees' fees (Note 2)                                               497
  Insurance expense                                                     561
  Miscellaneous expenses                                              3,245
                                                                    -------
    Total expenses                                                                  34,662
                                                                               -----------
      Net investment income                                                        673,080
                                                                               -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                       8,335,198
Net change in unrealized appreciation (depreciation) allocated from Portfolio on:
  Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                      12,485,208
                                                                               -----------
  Net realized and unrealized gain on investments                               20,820,406
                                                                               -----------
Net Increase in Net Assets from Operations                                     $21,493,486
                                                                               ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                          For the
                                                                      Six Months Ended          For the
                                                                       March 31, 2005          Year Ended
                                                                         (Unaudited)       September 30, 2004
                                                                      ----------------     ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                     $673,080           $1,172,116
  Net realized gain (loss)                                                 8,335,198           15,537,985
  Net change in net unrealized appreciation                               12,485,208            5,250,294
                                                                        ------------         ------------
  Net increase (decrease) in net assets from operations                   21,493,486           21,960,395
                                                                        ------------         ------------
Distributions to Shareholders (Note 1D)
  From net investment income                                                (665,181)          (1,441,503)
  From net realized gains on investments                                  (2,586,841)                  --
                                                                        ------------         ------------
  Total distributions to shareholders                                     (3,252,022)          (1,441,503)
                                                                        ------------         ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                        25,985,510           47,227,583
  Value of shares issued in reinvestment of distributions                  2,905,030              939,636
  Cost of shares redeemed                                                 (3,320,755)         (21,738,718)
                                                                        ------------         ------------
  Net increase (decrease) in net assets from Fund share transactions      25,569,785           26,428,501
                                                                        ------------         ------------
  Total Increase (Decrease) in Net Assets                                 43,811,249           46,947,393

Net Assets
  At beginning of period                                                 124,674,692           77,727,299
                                                                        ------------         ------------
  At end of period (including undistributed net
    investment income of $374,101 and $366,203)                         $168,485,941         $124,674,692
                                                                        ------------         ------------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                      For the
                                                  Six Months Ended                 Year Ended September   30,
                                                    March 31, 2005  -----------------------------------------------------------
                                                     (Unaudited)       2004         2003        2002         2001         2000
                                                     -----------    ---------     -------     -------      -------      -------
Net Asset Value, Beginning of Period                 $  27.03        $  21.62     $ 17.10     $ 18.53      $ 23.45      $ 23.77
                                                     -----------    ---------     -------     -------      -------      -------
From Operations:
  Net investment income* (1)                             0.13            0.31        0.23        0.25         0.24         0.24
  Net realized and unrealized gains (loss) on
    investments                                          4.30            5.49        4.55       (1.48)       (3.63)        1.42
                                                     -----------    ---------     -------     -------      -------      -------
Total from operations                                    4.43            5.80        4.78       (1.23)       (3.39)        1.66
                                                     -----------    ---------     -------     -------      -------      -------
Less Distributions to Shareholders:
  From net investment income                            (0.14)          (0.39)      (0.26)      (0.20)       (0.20)       (0.43)
From net realized gains on investments                  (0.53)             --          --          --        (1.33)       (1.55)
                                                     -----------    ---------     -------     -------      -------      -------
Total distributions to shareholders                     (0.67)          (0.39)      (0.26)      (0.20)       (1.53)       (1.98)
                                                     -----------    ---------     -------     -------      -------      -------
Net Asset Value, End of Period                       $  30.79        $  27.03     $ 21.62     $ 17.10      $ 18.53      $ 23.45
                                                     ===========    =========     =======     =======      =======      =======
Total Return                                            16.60%+++       27.04%      28.23%+     (6.77)%+    (15.40)%+      7.07%+
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (2)            0.99%++         1.12%       1.16%       1.00%        1.00%        1.00%
  Net Investment Income (to average daily net            0.90%++         1.22%       1.21%       1.29%        1.13%        0.98%
    assets)*
  Portfolio Turnover (3)                                  N/A             N/A          17%         87%          74%         112%
  Net Assets, End of Period (000's omitted)          $168,486        $124,675     $77,727     $51,087      $48,227      $39,230
_________
*  For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                       N/A             N/A       $0.19       $0.18        $0.16        $0.15
Ratios (to average daily net assets):
   Expenses (2)                                           N/A             N/A        1.34%       1.33%        1.37%        1.36%
   Net investment income                                  N/A             N/A        1.03%       0.96%        0.76%        0.62%

(1)  Calculated based on average shares outstanding.
(2)  Includes the Fund's share of the Portfolio's allocated expenses.
(3) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+    Total return would have been lower in the absence of expense waivers.
++   Calculated on an annualized basis.
+++  Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
               The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies: Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Fund (the "Fund") is a separate diversified investment series of the Trust. The Fund invests all of its investable assets in an interest of The Boston Company International Core Equity Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 95% at March 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. Investment security valuations
     The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     B. Securities transactions and income
     Securities transactions in the Portfolio are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

     C. Investment risk
     The Fund's investment in the Portfolio involves certain additional risks due to the fact that the Portfolio may invest in foreign securities that were not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may have been more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     D. Distributions to shareholders
     Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs), post-October loss deferrals, wash sales and capital loss carryovers.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     E. Expenses
     The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

     F. Commitments and contingencies
     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2) Investment Advisory Fee and Transactions With Affiliates: The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $13,160 during the period ended March 31, 2005. No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3)  Investment Transactions:
     Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2005, aggregated $28,916,682 and $6,637,276, respectively.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Core Equity Fund

                  Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4) Shares of Beneficial Interest: The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     For the                  For the
                                                                Six Months Ended            Year Ended
                                                                 March 31, 2005          September 30, 2004
                                                                ----------------         ------------------
     Shares sold                                                     869,094                 1,806,181
     Shares issued to shareholders in
       reinvestment of distributions                                 101,044                    38,181
     Shares redeemed                                                (111,792)                 (826,070)
     Net increasev                                                   858,346                (1,018,292)

     At March 31, 2005, one shareholder of record held approximately 33% of the total outstanding shares of the Fund, respectively. Investment activities of this shareholder could have a material impact on the Fund

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading in the Fund. The fee does not apply to shares that are acquired through reinvestment of distributions. For the period ended March 31, 2005, the Fund did not collect any redemption fees.

(5)  Federal Taxes:
     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

     See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                  Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                Value
Security                                      Shares          (Note 1A)
-----------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--118.3%

EQUITY--94.1%

Australia--5.3%
Caltex Australia Ltd.                         98,900        $ 1,183,744
CSL Ltd.                                      20,300            535,794
Insurance Australia Group Ltd.               205,600          1,006,566
Macquarie Bank Ltd.                           32,400          1,201,676
Oil Search Ltd.                              597,100          1,115,815
Qantas Airways Ltd.                          304,100            833,632
QBE Insurance Group Ltd.                     130,300          1,498,197
Rinker Group Ltd.                            176,800          1,474,470
West Australian Newspaper Holdings (a)        98,700            602,108
                                                             ----------
                                                              9,452,002
                                                             ----------
Austria--2.1%
Boehler-Uddeholm (a)                           9,500          1,295,961
OMV AG (a)                                     7,500          2,382,372
                                                             ----------
                                                              3,678,333
                                                             ----------
Belgium--1.7%
Colruyt SA                                     4,100            636,569
KBC Groupe                                    20,800          1,753,540
Mobistar SA                                    6,000            526,824
                                                             ----------
                                                              2,916,933
                                                             ----------
Denmark--0.6%
Novo Nordisk A/S, Class B                     19,400          1,080,667
                                                             ----------
Finland--2.8%
Fortum Oyj                                    68,900          1,341,202
Kesko Oyj                                     41,400          1,063,430
Nokia Oyj                                    120,000          1,860,019
Rautaruukki Oyj (a)                           46,600            626,886
                                                             ----------
                                                              4,891,537
                                                             ----------
France--10.2%
Banca Intesa Spa                             351,833          1,787,425
Banque Nationale De Paris (a)                 29,000          2,053,966
Bouygues SA                                   25,700          1,018,534
Elior                                         55,400            704,342
France Telecom SA                             40,700          1,218,460
Renault SA (a)                                18,800          1,678,735
Sanofi-Synthelabo SA                          17,000          1,433,182
Societe Generale (a)                          30,300          3,147,394
Suez SA                                       30,700            825,982
Total SA                                      10,155          2,375,539
Vinci SA (a)                                   6,000            864,691
Vivendi Universal SA                          28,300            866,673
                                                             ----------
                                                             17,974,923
                                                             ----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
Security                                       Shares        (Note 1A)
----------------------------------------------------------------------
Germany--4.9%
Continental AG                                 34,300       $2,659,611
Deutsche Telekom AG                            52,700        1,051,808
E.ON AG                                        23,100        1,981,570
Merck KGaA (a)                                 14,100        1,005,048
SAP AG                                          4,900          789,418
Thyssenkrupp AG (a)                            53,300        1,097,630
                                                            ----------
                                                             8,585,085
                                                            ----------
Greece--0.8%
Alpha Bank A.E                                 42,600        1,438,762
                                                            ----------
Hong Kong--2.5%
China Mobile Hong Kong Ltd.                   382,000        1,248,958
China Resources Power Holdings Co., Ltd.    1,245,403          586,829
Esprit Holdings Ltd.                           98,000          669,099
Kerry Properties Ltd.                         404,000          883,182
Orient Overseas International Ltd.            134,000          646,007
The Wharf(Holdings) Ltd.                      136,000          429,833
                                                            ----------
                                                             4,463,908
                                                            ----------
Ireland--1.2%
Anglo Irish Bank Corp. PLC                     42,300        1,058,041
CRH PLC                                        11,800          309,985
CRH PLC                                        27,400          718,020
                                                            ----------
                                                             2,086,046
                                                            ----------
Italy--1.8%
Eni Spa                                        54,600        1,417,355
Mediaset Spa                                  124,700        1,793,884
                                                            ----------
                                                             3,211,239
                                                            ----------
Japan--19.3%
Asahi Breweries Ltd.                           87,000        1,127,372
Asahi Glass Company Ltd.                       56,000          590,354
Bridgestone Corp.                              47,000          864,232
Canon, Inc.                                    41,000        2,199,366
Diamond Lease Co., Ltd.                        11,600          451,273
Eisai Co., Ltd. (a)                            29,200          991,585
Fuji Television Network, Inc.                     215          507,463
Hisamitsu Pharamaceutical                      31,700          702,374
Honda Motor Co., Ltd. (a)                      22,900        1,147,243
Hoya Corp.                                     14,500        1,596,231
Kawasaki Kisen Kaisha Ltd. (a)                136,000          938,894
Kikkoman Corp. (a)                            130,000        1,303,760
Kirin Beverage Corp.                           39,100          992,182
Kobe Steel Ltd. (a)                           598,000        1,054,408
Komatsu Ltd. (a)                              134,000        1,007,594
Kubota Corp. (a)                              217,000        1,157,981


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                Value
Security                                      Shares          (Note 1A)
-----------------------------------------------------------------------

Japan (continued)
Kyushu Electric Power Co., Inc. (a)            23,500      $   499,860
Mitsubishi Corp. (a)                           98,000        1,269,913
Mitsui O.S.K. Lines Ltd. (a)                  183,000        1,176,294
Nippon Steel Corp.                            377,000          953,139
Nisshin Seifun Group, Inc. (a)                 65,000          691,296
NTT Corp.                                         205          896,959
Ono Pharmaceutical Co., Ltd.                   20,000        1,043,008
Promise Co., Ltd. (a)                           8,700          594,934
Sankyo Co., Ltd.                               15,600          755,332
Sanyo Shinpan Finance Co., Ltd.                19,400        1,317,586
Shizuoka Bank Ltd. (a)                        128,000        1,293,255
Sumitomo Rubber Industries, Inc. (a)          105,000        1,011,895
Takeda Pharmaceutical Co., Ltd. (a)            26,600        1,268,085
Terumo Corp. (a)                               17,400          524,321
Tosoh Corp. (a)                               199,000          983,954
Toyota Motor Corp. (a)                         63,600        2,367,422
Trend Micro, Inc.                              19,000          817,147
                                                            ----------
                                                            34,096,712
                                                            ----------
Luxembourg--0.6%
Arcelor                                        44,000        1,005,333
                                                            ----------
Netherlands--2.8%
ABN Amro Holding NV                            33,000          818,580
Hunter Douglas NV                               8,900          448,457
Ing Groep NV CVA                               80,100        2,418,764
Royal Dutch Petroleum Co.                      10,400          621,624
Royal KPN NV                                   78,400          701,084
                                                            ----------
                                                             5,008,509
                                                            ----------
New Zealand--0.3%
Fletcher Building Ltd.                        117,400          554,328
                                                            ----------
Norway--2.1%
DNB NOR ASA (a)                               148,400        1,517,131
Norsk Hydro ASA (a)                             9,400          776,209
Orkla Asa (a)                                  21,900          802,198
Yara International ASA                         43,400          659,538
                                                            ----------
                                                             3,755,076
                                                            ----------
Singapore--1.0%
Fraser and Neave Ltd.                          76,630          705,797
Keppel Co., Ltd.                               75,900          501,309
Singapore Airlines Ltd.                        87,000          627,340
                                                            ----------
                                                             1,834,446
                                                            ----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                Value
Security                                      Shares          (Note 1A)
-----------------------------------------------------------------------
Spain--2.5%
ACS Actividades                               51,700        $1,279,761
Corp. Mapfre SA (a)                           65,600         1,010,009
Repsol YPF SA                                 60,600         1,603,738
Union Fenosa, SA (a)                          19,100           567,105
                                                            ----------
                                                             4,460,613
                                                            ----------
Sweden--3.0%
Ericsson LM (a)                              424,500         1,195,216
Lindex AB                                     15,400           729,930
Skandinaviska Enskilda Banken AB (a)          86,300         1,636,181
Volvo AB, Class B (a)                         37,800         1,671,312
                                                            ----------
                                                             5,232,639
                                                            ----------
Switzerland--5.0%
Baloise Holdings (a)                           8,600           413,531
Credit Suisse Group (a)                       67,200         2,885,700
Logitech International SA*                     8,900           541,458
Novartis AG (a)                               21,340           995,795
Saurer AG*                                    11,800           774,628
Serono SA B (a)                                  790           573,440
Sulzer AG (a)                                  3,010         1,296,329
UBS AG Registered Shares (a)                   8,200           692,591
Zurich Financial Services AG*                  3,800           667,018
                                                            ----------
                                                             8,840,490
                                                            ----------
United Kingdom--23.6%
02 PLC*                                      498,300         1,123,140
Alliance Unichem PLC                          67,300           983,921
ARM Holdings PLC                             290,700           578,298
AstraZeneca PLC                               17,500           689,981
Aviva PLC                                    119,300         1,431,855
BAA PLC                                       63,600           701,427
BAE Systems PLC                              121,800           597,406
Barclays PLC                                 237,900         2,432,632
Barratt Developments PLC                      78,900           983,505
BHP Billition PLC                             87,300         1,173,191
BP PLC                                       266,700         2,764,932
BPB PLC                                       77,500           727,287
Enterprise Inns PLC                           66,100           963,254
Friends Provident PLC                        474,400         1,589,336
Greene King PLC                               22,800           559,795
HBOS PLC                                     137,600         2,145,642
Inchcape PLC                                  40,000         1,498,471


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                              Value
Security                                                                    Shares          (Note 1A)
-----------------------------------------------------------------------------------------------------
United Kingdom (continued)
ITV PLC                                                                      298,900      $   720,312
Kelda Group PLC                                                               97,100        1,097,502
Old Mutual PLC                                                               638,600        1,623,439
Reckitt Benckiser PLC                                                         18,700          594,501
Royal Bank of Scotland Group PLC                                              89,785        2,857,792
SABMiller PLC                                                                141,100        2,209,552
Sage Group PLC                                                               213,200          810,976
Scottish Power PLC                                                           117,600          909,108
Shire Pharmaceuticals Group PLC                                               68,500          782,657
Tesco PLC                                                                    234,200        1,401,023
Travis Perkins PLC                                                            24,400          772,484
Tullow Oil PLC                                                               168,100          552,049
Vodafone Group PLC                                                         1,507,300        4,002,772
Wolseley PLC                                                                  49,400        1,034,550
Xstrata PLC                                                                   70,100        1,338,212
                                                                                         ------------
                                                                                           41,651,002
                                                                                         ------------
TOTAL EQUITIES (Cost $135,784,986)                                                        166,218,583
                                                                                         ------------
PREFERRED STOCKS--0.9%
Fresenius AG-PFD                                                               5,300          609,949
Henkel KGaA                                                                    5,700          515,257
Unipol Spa                                                                   145,400          512,552
                                                                                         ------------
TOTAL PREFERRED STOCKS (Cost $1,306,470)                                                    1,637,758
                                                                                         ------------

SHORT-TERM INVESTMENTS--0.4%                       Rate        Maturity    Par Value
U.S. Government--0.2%
U.S. Treasury Bill+ (Cost $313,185)               2.730%      6/16/2005      315,000          313,206

INVESTMENT OF CASH COLLATERAL--23.1%                                        Shares
BlackRock Cash Strategies L.L.C
  (Cost $40,842,760)                                                      40,842,760       40,842,760
TOTAL UNAFFILIATED INVESTMENTS
  (Cost $178,247,401)                                                                     209,012,307
AFFILIATED INVESTMENTS--0.1%
Dreyfus Institutional Preferred Plus ++ (Cost $277,058)                      277,058          277,058
                                                                                         ------------
TOTAL INVESTMENTS--118.4% (Cost $178,524,459) 209,289,365
LIABILITIES IN EXCESS OF OTHER ASSETS--(18.4%)                                            (32,561,461)
                                                                                         ------------
NET ASSETS-100%                                                                          $176,727,904
                                                                                         ------------

Notes to Schedule of Investments:
(a)  Security, or a portion of thereof, was on loan at 3/31/05.
*    Non-income producing security.
+ Denotes all or part of security segregated as collateral for futures transactions.
++   Affiliated institutional money market fund.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

At March 31, 2005, the Portfolio held the following forward foreign currency exchange contracts:

                                  Local
                                Principal       Contract          Value at        USD Amount    Unrealized
Contracts to Receive              Amount     Maturity Date     March 31, 2005     to Deliver    Gain/(Loss)
-----------------------------------------------------------------------------------------------------------
British Pound                      30,000       4/4/2005          $ 56,703         $ 56,664        $39
Hong Kong Dollar                1,355,000       4/1/2005           173,734          173,738         (4)
                                                                  --------         --------        ---
                                                                  $230,437         $230,402        $35
                                                                  ========         ========        ===

At March 31, 2005 the Portfolio held the following futures contracts:

                                                                      Underlying Face     Unrealized
Contract                             Position     Expiration Date     Amount at Value        (Loss)
----------------------------------------------------------------------------------------------------
MSCI Pan-Euro (268 Contracts)          Long         6/14/2005           $6,189,385         $(25,998)
Topix Futures (19 Contracts)           Long         6/30/2005            2,092,499          (14,347)
                                                                                           $(40,345)


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

         Statement of Assets and Liabilities March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $37,836,531 (Note 6))
    Unaffiliated investments (cost $178,247,401)                                                      $209,012,307
    Affiliated investment (Note 1H) (cost $277,058)                                                        277,058
  Foreign currency, at value (cost $7,581,562)                                                           7,493,147
  Receivable for investments sold                                                                        1,077,528
  Interest and dividends receivable                                                                        785,096
  Receivable for variation margin on open futures contracts (Note 5)                                        38,523
  Unrealized appreciation on forward foreign currency exchange contracts (Note 5)                               35
  Prepaid expenses                                                                                           2,427
                                                                                                      ------------
    Total assets                                                                                       218,686,121
Liabilities
  Liability for securities on loan (Note 6)                                           $40,842,760
  Payable for investments purchased                                                     1,061,236
  Accrued accounting, administration and custody fees (Note 2)                             31,591
  Accrued Trustees' fees and expenses (Note 2)                                              6,425
  Other accrued expenses and liabilities                                                   16,205
                                                                                      -----------
    Total liabilities                                                                                   41,958,217
                                                                                                      ------------
Net Assets (applicable to investors' beneficial interest)                                             $176,727,904
                                                                                                      ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $158,114)                                      $ 1,414,730
  Interest income                                                                                          36,076
  Security lending income (Note 6)                                                                         34,706
                                                                                                      -----------
    Total investment income                                                                             1,485,512

Expenses
  Investment advisory fee (Note 2)                                                  $  617,617
  Accounting, administration and custody fees (Note 2)                                  86,386
  Professional fees                                                                     15,472
  Trustees' fees and expenses (Note 2)                                                  16,115
  Insurance expense                                                                      4,843
  Miscellaneous expenses                                                                 6,596
                                                                                    ----------
    Total expenses                                                                                        747,029
                                                                                                      -----------
      Net investment income                                                                               738,483
                                                                                                      -----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                            8,199,112
    Futures contracts                                                                  555,844
    Foreign currency transactions and forward foreign currency exchange contracts     (103,231)
                                                                                    ----------
      Net realized gain                                                                                 8,651,725
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                           12,846,650
    Futures contracts                                                                    2,144
    Foreign currency transactions and forward foreign currency exchange contracts     (157,353)
                                                                                    ----------
      Net change in net unrealized appreciation (depreciation)                                         12,691,441
                                                                                                      -----------
      Net realized and unrealized gain (loss)                                                          21,343,166
                                                                                                      -----------
Net Increase (Decrease) in Net Assets from Operations                                                 $22,081,649
                                                                                                      ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                       Statements in Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended          For the
                                                                      March 31, 2005          Year Ended
                                                                        (Unaudited)       September 30, 2004
                                                                     ----------------     ------------------
Increase (Decrease) in Net Assets:
From Operations
  Net investment income                                                $    738,483           $1,265,862
  Net realized gain                                                       8,651,725           15,649,120
  Net change in net unrealized appreciation (depreciation)               12,691,441            5,266,928
  Net increase in net assets from operations                             22,081,649           22,181,910

Capital Transactions
  Contributions                                                          36,006,604           50,826,021
  Withdrawals                                                            (7,656,599)         (24,372,009)
  Net increase (decrease) in net assets from capital transactions        28,350,005           26,454,012
Total Increase (Decrease) in Net Assets                                  50,431,654           48,635,922

Net Assets
  At beginning of period                                                126,296,250           77,660,328
  At end of period                                                     $176,727,904         $126,296,250


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                    For the period
                                                          For the                                  January 28, 2003
                                                     Six Months Ended            For the           (commencement of
                                                      March 31, 2005            Year Ended          operations) to
                                                       (Unaudited)           September 30 2004    September 30, 2003
                                                     ----------------        -----------------    ------------------
Total Return +                                            16.62%(1)                27.12%             22.46%(1)
Ratios/Supplemental data:
Expenses (to average daily net assets)*                    0.97%(2)                 1.04%              1.17%(2)
Net Investment Income (to average daily net assets)*       0.96%(2))                1.30%              1.81%(2)
Portfolio Turnover                                           32%(1)                   80%                63%(1)
Net Assets, End of Period (000's omitted)              $176,728                 $126,296            $77,660
____________
*    For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share ratios would have been:

Ratios (to average daily net assets):
     Expenses                                               N/A                      N/A               1.20%(2)
     Net investment income                                  N/A                      N/A               1.78%(2)

+ Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(1)  Not annualized
(2)  Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:
    Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Core Equity Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003. The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index and Canada. At March 31, 2005, there were two funds, The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2005, The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 95.3% and 4.7% interests in the Portfolio, respectively. The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations
    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange. If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent. Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. Securities transactions and income

    Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

    C. Income taxes

    The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
    Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    D. Foreign currency transactions
    The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.
    Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

    E. Investment risk
    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

    F. Commitments and contingencies
    In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

    G. Expenses
    The majority of expenses of the Trust or Portfolio are directly identifiable to an individual fund or Portfolio. Expenses which are not readily identifiable to a specific fund or Portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

    H. Affiliated issuers
    Affiliated issuers represent investments in other investment companies advised by The Boston Company Asset Management Company LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee and Other Transactions with Affiliates: The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets. For the period ended March 31, 2005, the Portfolio paid $617,617 in investment advisory fees to TBCAM The Portfolio compensates Mellon Bank, N.A., a wholly-owned subsidiary of Mellon Financial Corporation, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio paid $77,389 during the period ended March 31, 2005. The Portfolio entered into an agreement with Mellon Bank, a wholly-owned subsidiary of Mellon Financial Corporation, to perform certain securities lending activities and to act as the Portfolio's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 6 for further details. No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(3) Purchases and Sales of Investments: Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2005 were $74,789,400 and $47,291,945, respectively. For the period ended March 31, 2005 the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4) Federal Taxes:
    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

    Aggregate Cost                                  $137,681,699
                                                    ============
    Unrealized appreciation                         $ 31,677,057
    Unrealized depreciation                             (912,154)
                                                    ------------
    Net unrealized appreciation/depreciation        $ 30,764,903
                                                    ============

(5) Financial Instruments:
    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The Portfolio may trade the following financial instruments with off-balance sheet risk:

    Options
    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers. The Portfolio did not hold options at March 31, 2005.

    Forward currency exchange contracts
    The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities. The Portfolio held open foreign currency exchange contracts at March 31, 2005. See Schedule of Investments for further details.

    Futures contracts
    The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The Portfolio held open financial futures contracts at March 31, 2005. At March 31, 2005, the Portfolio had segregated sufficient cash and/or securities to cover margin requirements on open futures contracts. See Schedule of Investments for further details.

(6) Security Lending:
    The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans. The Portfolio loaned securities during the period ended March 31, 2005 resulting in security lending income of $34,706. At March 31, 2005, the Portfolio had securities valued at $37,836,531 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(7) Line of Credit:
    The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the expense allocated to the Portfolio was $1,993. During the period ended March 31, 2005, the Portfolio did not use the line of credit.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that a fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Core Equity Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from TBCAM a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004. The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance (rather than the Portfolio alone), as well as "fact sheets" prepared by TBCAM providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

(v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by TBCAM. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

                   Mellon Institutional Funds Master Portfolio
             The Boston Company International Core Equity Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards. The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to the portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions. The Board determined that TBCAM had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board compared the relative investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year. The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the Fund's performance for the 1-, 3- and 5-year periods ended July 31, 2004 was 29.73%, 9.10% and 5.74%. The Trustees found that these results compared favorably with the Fund's peer group of similar funds, the average performance of which was 20.59%, 2.93% and 0.55% for the same periods.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to TBCAM. The Portfolio's contractual advisory fee was 0.80%, in the 3rd quintile of its peer group of funds, the median fee of which was 0.81%. The Portfolio's net advisory fee, after giving effect to fee waivers, was 0.62%, below the peer group median net advisory fee of 0.717%. Based on the Lipper data, as well as other factors discussed herein, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers. The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.162% (after giving effect to expense limitations) was comparable to the median net expense ratio of the peer group of 1.168% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

TBCAM's Profitability

The Board considered TBCAM's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish

                   Mellon Institutional Funds Investment Trust
             The Boston Company International Core Equity Portfolio

     Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Mellon") in managing the Portfolio and Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in recent years in operating many of the investment companies in the Mellon family of funds, including the Portfolio and Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that TBCAM had incurred losses in operating the Portfolio and the Fund in both 2002 and 2003.

Economies of Scale

While the Board recognized that economies of scale might be realized as the Fund grows and noted that the Fund had increased in size in recent years, they also observed that, at approximately $103 million, it remained small relative to most of its peers. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality. The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                    Number of                        Trustee
                                                                Principal         Portfolios in      Other         Remuneration
Name                                       Term of Office     Occupation(s)        Fund Complex   Directorships    (period ended
Address, and                Position(s)    and Length of       During Past         Overseen by      Held by          March 31,
Date of Birth            Held with Trust    Time Served          5 Years             Trustee        Trustee            2005)
-----------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming             Trustee      Trustee since   Chairman of the Board      31             None         Fund: $250
c/o Decision Resources,                    11/3/1986       and Chief Executive                                    Portfolio: $1,401
Inc.
260 Charles Street                                         Officer, Decision
Waltham, MA 02453                                          Resources, Inc.
9/30/40

Caleb Loring III              Trustee      Trustee since   Trustee, Essex Street      31             None         Fund: $250
c/o Essex Street Associates                11/3/1986       Associates (family                                     Portfolio: $1,543
P.O. Box 181                                               investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman          Trustee      Trustee since   William Joseph Maier,      31             None         Fund: $250
c/o Harvard University                     9/13/1986       Professor of Political                                 Portfolio: $1,401
Cambridge, MA 02138                                        Economy, Harvard
8/5/44                                                     University

John H. Hewitt                Trustee      Trustee since   Trustee, Mertens           31             None         Fund: $250
P.O. Box 2333                              11/3/1986       House, Inc. (hospice)                                  Portfolio: $1,401
New London, NH 03257
4/11/35


Interested Trustees

Patrick J. Sheppard        Trustee,        Since 2003      Senior Vice President      31             None         Fund: $0
                           President
Mellon Institutional       and Chief                       and Chief Operating
                                                           Officer,
Asset Management           Executive                       Mellon Institutional
                           Officer
One Boston Place                                           Asset Management;
Boston, MA 02108                                           formerly Vice President
7/24/65                                                    and Chief Financial
                                                           Officer,
                                                           Mellon Institutional
                                                           Asset Management

Principal Officers who are Not Trustees

Name                                               Term of Office
Address, and                    Position(s)        and Length of                    Principal Occupation(s)
Date of Birth                 Held with Trust       Time Served                       During Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann              Vice President        Since 2003             Senior Vice President and Head of Operations
Mellon Institutional           and Secretary                                Mellon Institutional Asset Management, formerly
Asset Management                                                            First Vice President, Mellon Institutional Asset
One Boston Place                                                            Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President        Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional           and Treasurer         since 1999;            Mellon Institutional Asset Management
Asset Management                                     Treasurer              Institutional Asset
One Boston Place                                     since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland             Assistant Vice        Since 1996             Vice President and Manager, Mutual Funds Operations,
Mellon Institutional           President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren               Assistant Vice        Since 2001             Assistant Vice President and Manager,
Mellon Institutional           President                                    Shareholder Services, Mellon Institutional
Asset Management                                                            Asset Management since 2001;
One Boston Place                                                            Shareholder Representative,
Boston, MA 02108                                                            Standish Mellon Asset Management
1/19/71

Jan F. Jumet                   Chief                 Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest         Compliance                                   for Standish Mellon Asset Management Company LLC;
Management Company LLC         Officer                                      formerly Director of Compliance and Administration
One Boston Place                                                            and Chief Administration Officer for Standish Mellon
Boston, MA 02108                                                            Asset Management Company LLC, Senior
8/9/66                                                                      Vice President and Chief Administration Officer
                                                                            for Mellon Bond Associates, LLP, and
                                                                            First Vice President and Senior Sales Associate
                                                                            for Mellon Institutional Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                                  [LOGO] Mellon
                                         --------------------------
                                         Mellon Institutional Funds
                                         One Boston Place
                                         Boston, MA 02108-4408
                                         800.221.4795
                                         www.melloninstitutionalfunds.com

                                                                      0924SA0305

Semiannual Report                  THE BOSTON COMPANY
                                   WORLD EX-U.S. VALUE FUND

FOR THE PERIOD NOVEMBER 15, 2004 (COMMENCEMENT
OF OPERATIONS) TO MARCH 31, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC' s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                    SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 15, 2004* to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                              EXPENSES PAID
                                          BEGINNING                    ENDING              DURING PERIOD((+)*)
                                        ACCOUNT VALUE               ACCOUNT VALUE           NOVEMBER 15, 2004
                                    NOVEMBER 15, 2004(*)           MARCH 31, 2005           TO MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------
Actual                                      $1,000.00                   $1,046.00                  $3.46
Hypothetical (5% return
  per year before expenses)                 $1,000.00                   $1,015.39                  $3.40

-------
* THE FUND COMMENCED OPERATIONS ON NOVEMBER 15, 2004.

((+)) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 0.90%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 137/365 (TO REFLECT THE PERIOD FROM NOVEMBER 15, 2004 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2005).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

            PORTFOLIO INFORMATION AS OF MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

(sum)                                                                                       PERCENTAGE OF
 TOP TEN HOLDINGS(*)                                 COUNTRY                     SECTOR       INVESTMENTS
----------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC                            United Kingdom     Consumer, Non-cyclical          1.6
Total SA                                               France                     Energy          1.4
Bank of Ireland                                       Ireland                  Financial          1.4
Nestle SA                                         Switzerland     Consumer, Non-cyclical          1.3
Shell Transport & Trading Company PLC          United Kingdom                     Energy          1.3
Quebecor World Inc.                                    Canada     Consumer, Non-cyclical          1.3
Novartis AG                                       Switzerland     Consumer, Non-cyclical          1.3
UniCredito Italiano SpA                                 Italy                  Financial          1.2
Nippon Express Co., Ltd.                                Japan                 Industrial          1.2
Unilever PLC                                   United Kingdom     Consumer, Non-cyclical          1.2
                                                                                               ------
                                                                                                 13.2

                               PERCENTAGE OF
ECONOMIC SECTOR ALLOCATION        NET ASSETS
--------------------------------------------
Basic Materials                        9.0
Communications                        10.4
Consumer, Cyclical                    12.2
Consumer, Non-cyclical                15.9
Diversified                            0.7
Energy                                 6.1
Financial                             23.4
Industrial                            13.6
Technology                             3.7
Utilities                              3.9
Short-term and Net Other Assets        1.1
                                     -----
                                     100.0

                                 PERCENTAGE OF
GEOGRAPHIC REGION ALLOCATION(*)   INVESTMENTS
--------------------------------------------
Europe ex U.K.                        38.1
U.K.                                  17.5
Asia ex Japan                         12.7
Japan                                 22.7
Americas ex U.S.                       7.0
Middle East/Africa                     2.0
                                     -----
                                     100.0

* Excludes short-term securities and investment of cash collateral.

The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--117.0%

EQUITIES--98.9%

AUSTRALIA--1.5%
Amcor Ltd.                                                10,630    $    58,690
National Australia Bank Ltd. (a)                           4,000         87,537
                                                                    -----------
                                                                        146,227
                                                                    -----------

BELGIUM--0.9%
Fortis                                                     3,050         86,962
                                                                    -----------

BRAZIL--1.1%
Embratel Participacoes ADR Rights*                           403              0
Petroleo Brasileiro S.A.--ADR*                             1,410         62,294
Telecommunicacoes Brasileiras S.A.--ADR                    1,640         47,478
                                                                    -----------
                                                                        109,772
                                                                    -----------

CANADA--4.1%
Canadian Imperial Bank of Commerce                           570         34,581
Canadian Pacific Railway Ltd.                              1,360         49,206
Quebecor World Inc.                                        5,190        121,681
Royal Bank of Canada                                         950         57,792
Sobeys Inc.                                                3,050         97,110
Torstar Corp.                                              1,890         38,528
                                                                    -----------
                                                                        398,898
                                                                    -----------

CHINA--0.3%
China Telecom Corp. Ltd.                                  71,000         24,579
                                                                    -----------

DENMARK--0.3%
Danske Bank A/S*                                           1,050         30,479
                                                                    -----------

FINLAND--1.7%
M-real Oyj                                                10,480         61,255
Nokia Oyj                                                  3,290         50,996
UPM-Kymmene Oyj                                            2,540         56,192
                                                                    -----------
                                                                        168,443
                                                                    -----------

FRANCE--7.4%
Banque Nationale De Paris                                  1,380         97,740
Carrefour SA                                               2,000        106,116
Credit Agricole SA                                         2,530         68,725
France Telecom SA                                          3,008         90,052
Sanofi-Synthelabo SA                                       1,230        103,695
Schneider Electric SA                                        470         36,821
Total SA                                                     575        134,509
Valeo SA                                                   1,870         83,127
                                                                    -----------
                                                                        720,785
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
GERMANY--6.5%

Allianz AG                                                    310   $    39,344
Deutsche Bank AG                                              779        67,319
Deutsche Lufthansa AG (a)                                   3,650        52,555
Deutsche Post AG (a)                                        4,130       100,841
Deutsche Postbank AG                                        1,080        49,549
E.ON AG                                                       860        73,884
Heidelberger Druckmaschinen*                                1,090        34,807
Infineon Technologies AG*                                   5,550        53,083
KarstadtQuelle AG (a)                                       4,705        47,196
Medion AG                                                     870        13,993
Volkswagen AG (a)                                           2,060        97,953
                                                                    -----------
                                                                        630,524
                                                                    -----------

HONG KONG--1.8%
Bank of East Asia Ltd.                                     21,000        60,313
China Mobile Hong Kong Ltd.                                19,000        61,999
Citic Pacific Ltd.                                          7,000        20,463
Huadian Power International Co.                           130,000        35,003
                                                                    -----------
                                                                        177,778
                                                                    -----------

HUNGARY--0.5%
Matav Magyar Tavkozlesi Rt                                 10,340        48,603
                                                                    -----------

INDIA--1.2%
Hindalco Industries Ltd. 144A/Reg S--GDR                    1,200        35,552
Mahanagar Telephone Nigam Ltd.--ADR                         4,570        28,974
Reliance Industries Ltd. 144A--GDR                          2,170        54,264
                                                                    -----------
                                                                        118,790
                                                                    -----------

INDONESIA--0.5%
PT Gudang Garam Tbk                                        30,080        51,013
                                                                    -----------

IRELAND--1.4%
Bank of Ireland                                             8,450       133,386
                                                                    -----------

ITALY--3.7%
Benche Popolari Unite Scri                                  1,660        34,809
Benetton Group SpA                                          4,570        44,095
Eni SpA                                                     3,950       102,742
Finmeccanica SpA                                           64,120        64,942
UniCredito Italiano SpA                                    19,580       115,142
                                                                    -----------
                                                                        361,730
                                                                    -----------

JAPAN--22.5%
Aeon Co. Ltd.                                               1,800        30,411
Alps Electric Co., Ltd(. (a))                               2,800        44,485
Canon, Inc.                                                 1,600        85,680
Credit Saison Co., Ltd.( (a))                               1,600        57,617

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
JAPAN (CONTINUED)
Dentsu, Inc. (a)                                              17    $    46,310
Fuji Heavy Industries Ltd.                                12,800         62,454
Fuji Photo Film Co., Ltd. (a)                              1,900         68,952
Funao Electric Co., Ltd.                                     500         61,666
JS Group Corp. (a)                                         1,800         32,964
Kao Corp. (a)                                              3,100         70,711
KDDI Corp. (a)                                                14         68,831
Kuraray Co., Ltd. (a)                                      4,900         43,565
Lawsom, Inc.                                               1,500         55,136
Mabuchi Motor Co., Ltd.                                    1,200         71,984
Matsumotokiyoshi Co Ltd.                                   1,200         35,153
Minebea Co., Ltd. (a)                                     12,800         54,811
Mitsubishi Tokyo Financial Group, Inc. (a)                     6         51,889
Murata Manufacturing Co., Ltd. (a)                         1,000         53,643
Nippon Express Co., Ltd. (a)                              21,700        113,571
NTT Corp.                                                     13         56,516
Rinnai Corp.                                               2,500         62,972
Rohm Company Ltd.                                            900         86,902
Sekisui House Ltd.                                         6,000         63,924
Shin-Etsu Chemical Co., Ltd. (a)                           2,200         82,918
Shiseido Co., Ltd.                                           200          2,633
Skylark Co., Ltd.                                          3,300         55,600
Sohgo Security Services Co., Ltd.                          1,900         27,244
Sumitomo Bakelite Co., Ltd.                                9,600         59,647
Sumitomo Chemical Co., Ltd. (a)                            9,900         48,766
Sumitomo Mitsui Financial Group (a)                           16        108,219
Takeda Pharmaceutical Co., Ltd. (a)                        1,700         80,726
Takefuji Corp.                                             1,090         73,114
TDK Corp. (a)                                                400         27,353
The 77 Bank Ltd.                                           9,200         66,432
Toyoda Gosei Co., Ltd.                                     2,400         43,235
Toyota Motor Corp. (a)                                     1,700         63,122
Yamaha Motor Co., Ltd.                                     3,800         65,053
                                                                    -----------
                                                                       2,184,20
                                                                    -----------

MALAYSIA--0.5%
Sime Darby Berhad                                         29,300         45,498
                                                                    -----------

MEXICO--1.7%
Cemex S.A. de C.V.--ADR                                    1,420         51,475
Coca-Cola Femsa, S.A. de C.V.--ADR                         2,550         61,634
Telefonos de Mexico SA de CV--ADR                          1,620         55,939
                                                                    -----------
                                                                        169,048
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
NETHERLANDS--5.0%
ABN Amro Holding NV                                        2,500    $    61,981
Aegon NV                                                   5,440         73,323
Heineken NV                                                2,650         91,767
Koninklijke Philips Electronics NV                         3,760        103,502
Royal Dutch Petroleum Co.                                  1,300         77,703
Wolters Kluwer NV                                          4,500         82,115
                                                                    -----------
                                                                        490,391
                                                                    -----------

NEW ZEALAND--0.2%
Carter Holt Harvey Ltd.                                   16,900         23,675
                                                                    -----------

PORTUGAL--0.5%
EDP-Energias de Portugal, S.A. (a)                        18,500         51,548
                                                                    -----------

SINGAPORE--1.5%
DBS Group Holdings, Ltd.                                   8,710         78,640
United Overseas Bank, Ltd.                                 7,750         67,624
                                                                    -----------
                                                                        146,264
                                                                    -----------

SOUTH AFRICA--1.6%
Nampak Ltd.                                               19,370         49,021
Nedcor Ltd.                                                4,240         51,072
Sappi Ltd.                                                 4,340         52,937
                                                                    -----------
                                                                        153,030
                                                                    -----------

SOUTH KOREA--3.3%
Hyundai Motor Co.                                            820         44,265
Kookmin Bank--ADR                                          1,090         48,669
Korea Electric Power Corp.                                 1,900         48,761
Korea Electric Power Corp. --ADR                             720          9,677
KT Corp.--ADR                                              2,730         58,176
Samsung Electronics Co., Ltd.                                131         64,534
SK Telecom Co., Ltd.--ADR                                  2,580         50,878
                                                                    -----------
                                                                        324,960
                                                                    -----------

SPAIN--2.8%
Banco Sabadell SA (a)                                      2,720         68,035
Endesa SA (a)                                              4,660        104,783
Repsol YPF SA                                              3,610         95,536
                                                                    -----------
                                                                        268,354
                                                                    -----------

SWEDEN--1.0%
Electrolux AB (a)                                          2,500         58,186
Svenska Cellulosa AB (SCA), Class B                        1,110         41,775
                                                                    -----------
                                                                         99,961
                                                                    -----------

SWITZERLAND--6.0%
CIBA Specialty Chemicals AG *                              1,438         93,077
Julius Bear Holding Ltd. (a)                                  20          6,933

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
SWITZERLAND (CONTINUED)
Lonza Group AG                                               815    $    49,617
Nestle SA                                                    460        125,790
Novartis AG (a)                                            2,600        121,216
Swiss Re                                                   1,330         95,095
UBS AG (a)                                                 1,140         96,192
                                                                    -----------
                                                                        587,920
                                                                    -----------

TAIWAN--1.7%
Compal Electronics, Inc.                                  57,000         51,904
SinoPac Financial Holdings Co., Ltd.                      89,000         48,795
United Microelectronics Corp.                             99,000         59,785
                                                                    -----------
                                                                        160,484
                                                                    -----------

UNITED KINGDOM--17.7%
Anglo American PLC                                         3,380         80,112
BAA PLC                                                    4,540         50,070
BAE Systems PLC                                           11,010         53,950
Barclays PLC                                               6,170         63,091
Boc Group PLC                                              2,700         51,951
Boots Group PLC                                            7,699         90,658
BT Group PLC                                              24,521         95,128
Bunzl PLC                                                  6,557         64,074
Centrica PLC                                              13,740         59,796
Diageo PLC                                                 7,280        102,580
GKN PLC                                                   18,830         90,222
GlaxoSmithKline PLC                                        6,680        153,152
Lloyds Tsb Group PLC                                       6,880         62,029
Marks & Spencer Group PLC                                  7,390         48,294
Old Mutual PLC                                            13,170         33,418
Rexam PLC                                                  4,340         38,882
Rio Tinto PLC                                              2,589         83,580
Royal Bank of Scotland Group PLC                           3,260        103,763
Sainsbury (J) PLC                                         10,050         54,945
Shell Transport & Trading Company PLC                     13,900        124,794
Unilever PLC                                              11,380        112,494
Vodafone Group PLC                                        38,300        101,709
                                                                    -----------
                                                                      1,718,69
                                                                    -----------

TOTAL EQUITIES (COST $9,361,909)                                      9,632,00
                                                                    ===========

INVESTMENT OF CASH COLLATERAL--18.1%

BlackRock Cash Strategies L.L.C (Cost $1,751,610)      1,751,610      1,751,61
                                                                    -----------

TOTAL UNAFFILIATED INVESTMENTS (COST $11,113,519)
                                                                     11,383,613
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                           PAR            VALUE
SECURITY DESCRIPTION                                      VALUE       (NOTE 1A)
--------------------------------------------------------------------------------
AFFILIATED INVESTMENTS--2.0%

Dreyfus Institutional Preferred Plus((+))
  (Cost $192,966)                                       $192,966    $    192,966
                                                                    ------------
TOTAL INVESTMENTS--119.0% (COST $11,306,485)
                                                                      11,576,579
                                                                    ------------

LIABILITIES IN EXCESS OF OTHER ASSETS--(19.0%)
                                                                      (1,850,262)
                                                                    ------------
NET ASSETS--100%
                                                                    $  9,726,317
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS:

ADR--American Depository Receipt

GDR--Global Depository Receipt

(a) Security, or a portion of thereof, was on loan at 3/31/05.

* Non-income producing security

(+) Affiliated institutional money market fund.

The fund held the following forward foreign currency exchange contracts at March 31, 2005:

                                           LOCAL
                                         PRINCIPAL          CONTRACT           VALUE AT          USD AMOUNT            UNREALIZED
 CONTRACTS TO RECEIVE                     AMOUNT          MATURITY DATE     MARCH 31, 2005       TO DELIVER            GAIN/(LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Swiss Franc                                19,119           4/1/2005            $ 15,988           $ 16,013            $    (25)
Danish Krone                               86,099           4/1/2005              14,988             14,991                  (3)
British Pound                              19,055           4/1/2005              36,016             35,867                 149
Japanese Yen                            2,063,373           4/1/2005              19,250             19,235                  15
Swedish Krona                              49,600           4/1/2005               7,018              7,043                 (25)
                                                                                --------           --------            --------
                                                                                $ 93,260           $ 93,149            $    111
                                                                                ========           ========            ========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

        STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities, at value (Note 1A) (including securities on loan, valued at $1,675,918 (Note 7))
  Unaffiliated investments (cost $11,113,519)                                                                      $11,383,613
  Affiliated investment (Note 1H) (cost $192,966)                                                                      192,966
  Cash                                                                                                                     495
  Foreign currency, at value (cost $221,064)                                                                           222,857
  Receivable for securities sold                                                                                        25,015
  Unrealized appreciation on forward foreign currency exchange contracts (Note 6)                                          164
  Interest and dividends receivable                                                                                     33,744
  Prepaid expenses                                                                                                         610
                                                                                                                    ----------
    Total assets                                                                                                    11,859,464
LIABILITIES
 Collateral for securities on loan (Note 7)                                                          $1,751,610
 Payable for investments purchased                                                                      353,032
 Unrealized depreciation on forward foreign currency exchange contracts (Note 6)
                                                                                                             53
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                             7,775
 Accrued Trustees' fees and expenses (Note 2)                                                               856
 Other accrued expenses and liabilities                                                                  19,821
                                                                                                     ----------
    Total liabilities                                                                                                2,133,147
                                                                                                                    ----------
NET ASSETS                                                                                                          $9,726,317
                                                                                                                    ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                   $9,321,636
  Accumulated net realized gain                                                                                        105,852
  Undistributed net investment income                                                                                   28,592
  Net unrealized appreciation                                                                                          270,237
                                                                                                                    ----------
TOTAL NET ASSETS                                                                                                    $9,726,317
                                                                                                                    ==========
Shares of beneficial interest outstanding                                                                              464,862
                                                                                                                    ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                       $20.92
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

            STATEMENT OF OPERATIONS FOR THE PERIOD NOVEMBER 15, 2004 (COMMENCEMENT OF OPERATIONS) TO MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $5,306)                                                      $  55,764
  Interest income                                                                                                       2,703
  Securities lending income (Note 7)                                                                                    1,042
                                                                                                                   ----------
    Total investment income                                                                                            59,509
EXPENSES
 Investment advisory fee (Note 2)                                                                    $  25,931
 Accounting, custody, administration and transfer agent fees (Note 2)                                   32,538
 Professional fees                                                                                      13,786
 Registration fees                                                                                       7,750
 Trustees' fees and expenses (Note 2)                                                                    1,118
 Miscellaneous expenses                                                                                  5,459
                                                                                                    ----------
    Total expenses                                                                                      86,582
DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                            (25,931)
 Reimbursement of Fund operating expenses (Note 2)                                                     (29,734)
                                                                                                    ----------
    Total expense deductions                                                                           (55,665)
      Net expenses                                                                                                     30,917
                                                                                                                   ----------
        Net investment income (loss)                                                                                   28,592
                                                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                                             125,203
    Foreign currency                                                                                                  (24,865)
                                                                                                                   ----------
      Net realized gain                                                                                               100,338
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                                             270,094
    Foreign currency                                                                                                      143
                                                                                                                   ----------
      Change in net unrealized appreciation (depreciation)                                                            270,237
  Net increase from payments by affiliates                                                                              5,514
                                                                                                                   ----------
  Net realized and unrealized gain (loss)                                                                             376,089
                                                                                                                   ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $  404,681
                                                                                                                   ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            FOR THE PERIOD
                                                           NOVEMBER 15, 2004
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            MARCH 31, 2005
                                                              (UNAUDITED)
                                                           -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
 Net investment income                                        $   28,592
 Net realized gains                                              100,338
 Change in net unrealized appreciation (depreciation)            270,237
 Net increase from payments by affiliates                          5,514
                                                              ----------
 Net increase in net assets from operations                      404,681
                                                              ----------
FUND SHARE TRANSACTIONS (NOTE 4)
 Net proceeds from sale of shares                              9,411,585
 Cost of shares redeemed                                         (89,949)
                                                              ----------
 Net increase in net assets from Fund share transactions       9,321,636
                                                              ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                        9,726,317
NET ASSETS
 At beginning of period                                               --
                                                              ----------
 At end of period (including undistributed net
   investment income of $28,592)                              $9,321,636
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            FOR THE PERIOD
                                                           NOVEMBER 15, 2004
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            MARCH 31, 2005
                                                              (UNAUDITED)
                                                           -----------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $   20.00
                                                               ---------
FROM OPERATIONS:
 Net investment income (loss)(*(1))                                 0.06
 Net realized and unrealized gains (loss) on investments            0.85
 Net increase from payments by affiliates (2)                       0.01
                                                               ---------
Total from operations                                               0.92
                                                               ---------
NET ASSET VALUE, END OF PERIOD                                 $   20.92
                                                               =========
TOTAL RETURN((+))                                                   4.60%(2)
RATIOS/SUPPLEMENTAL DATA:
 Expenses (to average daily net assets)*                            0.90%((+)(+))
 Net Investment Income (to average daily net assets)*               0.83%((+)(+))
 Portfolio Turnover                                                   15%((+)(+)(+))
 Net Assets, End of Period (000's omitted)                     $   9,726

-------
* The investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and the ratios would have been:

  Net investment income per share(1)                           $   (0.06)
  Ratios (to average daily net assets):
    Expenses                                                        2.52%((+)(+))
      Net investment loss                                          (0.79)%((+)(+))

(1)  Calculated using the average shares outstanding.

(2) For the period from November 15, 2004 (commencement of operations) to March 31, 2005, 0.05% of the Fund's total return consists of a voluntary payment by the advisor to compensate the Fund for a trading error. Excluding this payment, total return would have been 4.55%.

(+) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.

(+)(+)  Computed on an annualized basis.

(+)(+)(+)  Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company World ex-U.S. Fund (the "Fund"), which commenced operation on November 15, 2004, is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International All Country World Index ex-United States Free Index. The Funds may invest up to 35% of its assets in emerging market countries.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

     If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Fund may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised by the trustees from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the fund to a significant extent.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest accrued, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities and with greater than sixty days to maturity. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

     E. FOREIGN CURRENCY TRANSACTIONS

     The Fund maintains its books and records in U.S. dollars. Investment security valuations and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

     Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

     F. INVESTMENT RISK

     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

     G. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     H. AFFILIATED ISSUERS

     Affiliated issuers represent investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.75% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets for the period ended March 31, 2005. Pursuant to this agreement, for the period November 15, 2004 (commencement of operations) to March 31, 2005, TBCAM voluntarily waived its investment advisory fee in the amount of $25,931 and reimbursed the Fund for $29,734 of its operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     During the period from November 15, 2004 (commencement of operations) to March 31, 2005, the Fund received $5,514 from TBCAM as reimbursement due to a trading error.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $525 for the period November 15, 2004 (commencement of operations) to March 31, 2005.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $12,556 during the period November 15, 2004 (commencement of operations) to March 31, 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations for the period November 15, 2004 (commencement of operations) to March 31, 2005, were $10,571,941 and $1,335,235, respectively. For the period November 15, 2004 (commencement of operations) to March 31, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                            FOR THE PERIOD
                                                           NOVEMBER 15, 2004
                                                           (COMMENCEMENT OF
                                                            OPERATIONS) TO
                                                            MARCH 31, 2005
                                                           -----------------
      Shares sold                                               469,273
      Shares redeemed                                            (4,411)
                                                             ----------
      Net increase                                              464,862
                                                             ==========

     At March 31, 2005,one shareholder of record held approximately 94% of the total outstanding shares of the Fund. Investment activity of this shareholder could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period November 15, 2004 (commencement of operations) to March 31, 2005, the Fund did not collect any redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of March 31, 2005, was as follows:

                  Aggregate Cost                      $9,554,875
                                                      ==========
                  Unrealized appreciation             $  433,085
                  Unrealized depreciation               (162,991)
                                                      ----------
 Net unrealized appreciation/depreciation             $  270,094
                                                      ==========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
                   THE BOSTON COMPANY WORLD EX-U.S. VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

     The Fund may trade the following instruments with off-balance sheet risk:

     FORWARD CURRENCY EXCHANGE CONTRACTS

     The Fund may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.

     The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Fund primarily to protect the value of the Fund's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

     The Fund held open foreign currency exchange contracts at March 31, 2005. See Schedule of Investments for further details.

     FUTURES CONTRACTS

     The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2005, the Fund did not hold any financial futures contracts.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period November 15, 2004 (commencement of operations) to March 31, 2005 resulting in security lending income of $1,042. At March 31, 2005, the Fund had securities valued at $1,675,918 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        MARCH 31,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman of the Board          31             None             $0
c/o Decision Resources, Inc.              11/3/1986         and Chief Executive
260 Charles Street                                          Officer, Decision
Waltham, MA 02453                                           Resources, Inc.
9/30/40

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          31             None             $0
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 181                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          31             None             $0
c/o Harvard University                    9/13/1986         Professor of Political
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee      Trustee since     Trustee, Mertens               31             None             $0
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

Patrick J. Sheppard    Trustee, President   Since 2003      Senior Vice President          31             None            $0
Mellon Institutional        and Chief                       and Chief Operating Officer,
Asset Management        Executive Officer                   Mellon Institutional
One Boston Place                                            Asset Management;
Boston, MA 02108                                            formerly Vice President
7/24/65                                                     and Chief Financial Officer,
                                                            Mellon Institutional
                                                            Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management, formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer              Institutional Asset
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds Operations
Mellon Institutional               President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Asset Management                                                                Asset Management since 2001;
One Boston Place                                                                Shareholder Representative,
Boston, MA 02108                                                                Standish Mellon Asset Management
1/19/71

Jan F. Jumet                         Chief               Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest            Compliance                                    for Standish Mellon Asset Management Company LLC;
Management Company LLC              Officer                                     formerly Director of Compliance and Administration
One Boston Place                                                                and Chief Administration Officer for Standish Mello
Boston, MA 02108                                                                Asset Management Company LLC, Senior
8/9/66                                                                          Vice President and Chief Administration Officer
                                                                                for Mellon Bond Associates, LLP, and
                                                                                First Vice President and Senior Sales Associate
                                                                                for Mellon Institutional Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

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                       THIS PAGE INTENTIONALLY LEFT BLANK

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                      0612SA0305

Semiannual Report                  THE BOSTON COMPANY
                                   SMALL CAPITALIZATION EQUITY FUND

MARCH 31, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC' s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                    SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                             EXPENSES PAID
                                           BEGINNING                    ENDING              DURING PERIOD((+))
                                         ACCOUNT VALUE               ACCOUNT VALUE            OCTOBER 1, 2004
                                        OCTOBER 1, 2004             MARCH 31, 2005           TO MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------
Actual                                       $1,000.00                   $1,099.50                  $5.23

Hypothetical (5% return
  per year before expenses)                  $1,000.00                   $1,019.95                  $5.04

-------
((+)) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

            PORTFOLIO INFORMATION AS OF MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PERCENTAGE OF
 TOP TEN EQUITY HOLDINGS(*)                                    SECTOR                         INVESTMENTS
----------------------------------------------------------------------------------------------------------
Respironics, Inc.                                             Health Care                         2.3
Lions Gate Entertainment Corp.                                Consumer Discretionary              1.9
Fisher Scientific International                               Health Care                         1.9
Matria Healthcare, Inc.                                       Health Care                         1.8
Oil States International, Inc.                                Energy                              1.7
Anteon International Corp.                                    Technology                          1.7
Covance, Inc.                                                 Health Care                         1.6
FMC Technologies, Inc.                                        Energy                              1.6
Waste Connections                                             Industrial                          1.5
Peet's Coffee & Tea, Inc.                                     Consumer Staples                    1.4
                                                                                                 ----
                                                                                                 17.4

* Excludes short-term investments and investments of cash collateral.

                                 PERCENTAGE OF
ECONOMIC SECTOR ALLOCATION        NET ASSETS
--------------------------------------------
Basic Materials                        1.9
Consumer Discretionary                18.2
Consumer Staples                       4.2
Energy                                 8.3
Financial                              6.7
Health Care                           20.0
Industrial                            15.7
Technology                            19.1
Utilities                              1.6
Short-term and Net Other Assets        4.3
                                     -----
                                     100.0

The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--103.3%

EQUITIES--95.7%

BASIC MATERIALS--1.9%

Consol Energy, Inc. (a)                                    5,350    $   251,557
Olin Corp.                                                 6,540        145,842
                                                                    -----------
                                                                        397,399
                                                                    -----------

CONSUMER DISCRETIONARY--18.2%
Cache, Inc.(*)                                            14,960        202,708
California Pizza Kitchen, Inc.(*)                          6,110        143,218
Casual Male Retail Group, Inc.(*)                         14,800         96,052
Coinstar, Inc.(*)                                         11,200        237,440
Emmis Communications Corp. (a)(*)                         12,300        236,406
Hot Topic, Inc.(*)                                         2,800         61,180
Hughes Supply, Inc.                                        3,700        110,075
Imax Corp.(*)                                             15,900        146,916
Jarden Corp.(*)                                            3,930        180,308
Jos A Bank Clothiers, Inc. (a)(*)                          7,110        208,323
Lions Gate Entertainment Corp.(*)                         34,400        380,120
Marvel Enterprises, Inc.(*)                                5,900        118,000
Nu Skin Enterprises, Inc.                                  7,000        157,570
Pacific Sunware of California(*)                           4,260        119,195
Petco Animal Supplies, Inc.(*)                             5,680        209,081
Playboy Enterprises, Inc., Class B(*)                     14,300        184,470
Provide Commerce, Inc.(*)                                  5,150        148,732
Rare Hospitality International, Inc.(*)                    5,010        154,709
Rubio's Restaurants, Inc. (*)                              9,620         96,200
Speedway Motorsports, Inc. (a)                             2,720         97,104
The Sportsman's Guide, Inc. (*)                            5,000        130,700
Tractor Supply Co.(*)                                      2,580        112,617
Wabtec Corp.                                              10,990        225,185
                                                                    -----------
                                                                      3,756,30
                                                                    -----------

CONSUMER STAPLES--4.2%
Arden Group, Inc.                                            527         37,406
J & J Snack Food Corp.                                     2,350        110,051
Peet's Coffee & Tea, Inc.(*)                              11,500        283,475
Performance Food Group Co.(*)                              9,490        262,683
Playtex Products, Inc.(*)                                 19,600        176,400
                                                                    -----------
                                                                        870,015
                                                                    -----------

ENERGY--8.3%
Brigham Exploration Co. (*)                               23,900        220,597
Double Eagle Petroleum Co. (*)                             6,000        123,960
Dril-Quip, Inc.(*)                                         2,970         91,298
FMC Technologies, Inc.(*)                                  9,600        318,528
Global Industries, Ltd.(*)                                13,400        125,960

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
ENERGY (CONTINUED)
Newpark Resources, Inc.(*)                                18,300    $   107,787
Oil States International, Inc.(*)                         16,600        341,130
Penn Virginia Corp.                                        4,450        204,255
Pioneer Drilling Co.(*)                                   13,400        184,518
                                                                    -----------
                                                                      1,718,03
                                                                    -----------

FINANCIAL--6.7%
Affiliated Managers Group(*)                               1,850        114,756
Cathay General Bancorp                                     4,400        138,600
Center Financial Corp.                                     5,119         90,248
Cullen/Frost Bankers, Inc.                                 2,800        126,420
First Community Bancorp, Inc., Class A                     2,400        106,320
First Midwest Bancorp, Inc.                                5,250        170,520
Investors Financial Services Corp.                         2,150        105,157
Mercantile Bank Corp.                                      4,405        180,076
MetroCorp Bancshares, Inc.                                 3,300         74,316
Preferred Bank, Los Angeles                                  210          8,379
Southwest Bancorp of Texas, Inc.                           6,000        110,100
Triad Guaranty, Inc.(*)                                    1,800         94,698
Vineyard National Bancorp Co. (a)                          2,000         54,780
                                                                    -----------
                                                                      1,374,37
                                                                    -----------

HEALTH CARE--20.0%
Able Laboratories, Inc.(*)                                 5,100        119,646
Align Technology, Inc.(*)                                 14,100         87,984
Animas Corp.(*)                                            9,100        183,911
Applera Corp.-Celera Genomics Group(*)                     6,200         63,550
Bone Care International, Inc.(*)                           2,600         67,444
Charles River Laboratories(*)                              2,256        106,122
Conceptus, Inc.(*)                                         9,100         70,980
Connetics Corp.(*)                                         6,700        169,443
Cooper Cos, Inc.                                           3,250        236,925
Covance, Inc.(*)                                           6,700        318,987
Coventry Health Care, Inc.(*)                              1,400         95,396
Fisher Scientific International( (a))                      6,600        375,672
Harvard Bioscience, Inc. (*)                              25,600         99,584
ICOS Corp.( (a)*)                                          3,700         83,102
Immunogen, Inc.(*)                                        11,300         59,099
IRIS International, Inc.(*)                                8,200         92,086
Lifepoint Hospitals, Inc.(*)                               3,100        135,904
Matria Healthcare, Inc.(*)                                11,850        363,914
Maxygen, Inc.(*)                                           6,200         53,196
Medicines Co. (a)*                                         3,900         88,374
Natus Medical, Inc.(*)                                    10,100         84,436
PSS World Medical, Inc.(*)                                18,300        208,071
Resmed, Inc. (a)*                                          1,100         62,040

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Respironics, Inc.(*)                                       7,700    $   448,679
Sybron Dental Specialties, Inc.(*)                         3,500        125,650
Triad Hospitals(*)                                         2,500        125,250
VCA Antech, Inc.(*)                                        9,100        184,093
Zoll Medical Corp.(*)                                      1,500         33,795
                                                                    -----------
                                                                      4,143,33
                                                                    -----------

INDUSTRIAL--15.7%
Bucyrus International, Inc., Class A                       3,600        140,616
Cuno, Inc.(*)                                              2,880        148,003
Chicago Bridge & Iron Co. N.V.                             2,670        117,560
Educate, Inc.(*)                                          13,100        181,697
First Consulting Group, Inc. (*)                          20,200        105,040
Forward Air Corp.                                          3,750        159,675
Healthcare Services Group                                  3,700         89,725
Jack Henry & Associates, Inc.                              5,600        100,744
Huron Consulting Group, Inc.(*)                           10,200        211,242
Interline Brands, Inc.(*)                                  8,120        155,173
Laureate Education, Inc.(*)                                4,800        205,392
LECG Corp.(*)                                             11,100        217,560
MSC Industrial Direct Co., Inc.                            7,290        222,782
Multi-Color Corp.                                          9,300        181,722
Navigant Consulting, Inc.(*)                               8,300        226,009
Pacer International, Inc.(*)                               6,300        150,507
Stericycle, Inc.(*)                                        3,000        132,600
Wabash National Corp.                                      4,150        101,260
Waste Connections (a)(*)                                   8,650        300,588
UTI Worldwide, Inc.                                        1,480        102,786
                                                                    -----------
                                                                      3,250,68
                                                                    -----------

TECHNOLOGY--19.1%
Akamai Technologies, Inc. (a)(*)                          15,100        192,223
Aladdin Knowledge Systems                                  4,900        111,377
Anteon International Corp.(*)                              8,700        338,691
Borland Software Corp.(*)                                 22,600        183,512
Cypress Semiconductor Corp.(*)                             8,300        104,580
Exar Corp. (a)(*)                                          9,800        131,320
Extreme Networks, Inc.(*)                                 28,100        165,509
Fastclick, Inc.                                            1,150         13,800
Foundry Networks, Inc.(*)                                 15,150        149,985
Infocrossing, Inc. (a)(*)                                  9,700        153,648
InfoSpace, Inc.(*)                                         5,700        232,731
Ingram Micro Inc., Class A(*)                             11,600        193,372
Internet Security Systems(*)                               9,400        172,020
Lam Research Corp.(*)                                      4,000        115,440
Macromedia, Inc.(*)                                        3,200        107,200

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
ManTech International Corp., Class A(*)                    5,350    $   123,425
Mcafee, Inc.(*)                                            6,300        142,128
Mentor Graphics Corp.(*)                                  15,500        212,350
Online Resources Corp. (*)                                13,900        122,459
PortalPlayer, Inc. (a)(*)                                  4,520        103,192
Progress Software Corp.(*)                                 9,600        251,712
Silicon Laboratories, Inc.(*)                              3,100         92,101
SS&C Technologies, Inc.                                    6,800        155,040
Varian Semiconductor Equipment Associates, Inc.(*)         4,400        167,244
Verisign, Inc.(*)                                          7,700        220,990
                                                                    -----------
                                                                      3,956,04
                                                                    -----------

UTILITIES--1.6%
Black Hills Corp.                                          3,300        109,131
Otter Tail Corp.                                           8,700        217,846
                                                                    -----------
                                                                        326,977
                                                                    -----------
TOTAL EQUITIES (Cost $17,121,984)
                                                                     19,793,166
                                                                    -----------

SHORT-TERM INVESTMENTS--0.4%                                          RATE           MATURITY           PAR VALUE
                                                                      ----           --------           ---------
U.S. GOVERNMENT--0.4%
U.S. Treasury Bill((+)) (Cost $74,567)                               2.730%          6/16/2005             75,000           74,573
                                                                                                                            ------

INVESTMENT OF CASH COLLATERAL--7.2%                                                                      SHARES
                                                                                                         ------
BlackRock Cash Strategies L.L.C (Cost $1,493,650)                                                       1,493,650        1,493,650
                                                                                                                        ----------

TOTAL UNAFFILIATED INVESTMENTS (COST $18,690,201)                                                                       21,361,389
                                                                                                                        ----------

AFFILIATED INVESTMENTS--5.5%
Dreyfus Institutional Preferred Plus((+)(+)) (Cost $1,137,844)                                          1,137,844        1,137,844
                                                                                                                        ----------

TOTAL INVESTMENTS--108.8% (COST $19,828,045)
                                                                                                                        22,499,233

LIABILITIES IN EXCESS OF OTHER ASSETS--(8.8%)
                                                                                                                        (1,825,269)
                                                                                                                        ----------

NET ASSETS-100%
                                                                                                                       $20,673,964
                                                                                                                       ===========

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security, or a portion of thereof, was on loan at 3/31/05.

* Non-income producing security

(+) Denotes all or part of security segregated as collateral.

(+)(+) Affiliated institutional money market fund.

At March 31, 2005 the Fund held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE            (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (2 Contracts)                 Long               6/16/2005                $638,950              $(21,059)

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

        STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities, at value (Note 1A) (including securities on loan, valued at $1,444,692 (Note 7))
    Unaffiliated investments (cost $18,690,201)                                                                    $21,361,389
    Affiliated investment (Note 1F) (cost $1,137,844)                                                                1,137,844
  Cash                                                                                                                     120
  Receivable for investments sold                                                                                      343,718
  Interest and dividends receivable                                                                                      7,550
  Variation margin receivable (Note 6)                                                                                   1,650
  Prepaid expenses                                                                                                      13,833
                                                                                                                   -----------
    Total assets                                                                                                    22,866,104
LIABILITIES
 Collateral for securities on loan (Note 7)                                                      $  1,493,650
 Payable for investments purchased                                                                    665,504
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                          12,548
 Accrued Trustees' fees and expenses (Note 2)                                                           1,407
 Other accrued expenses and liabilities                                                                19,031
                                                                                                 ------------
    Total liabilities                                                                                                2,192,140
                                                                                                                   -----------
NET ASSETS                                                                                                         $20,673,964
                                                                                                                   ===========
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                  $22,101,699
  Accumulated net realized loss                                                                                     (4,036,594)
  Accumulated net investment loss                                                                                      (41,270)
  Net unrealized appreciation                                                                                        2,650,129
                                                                                                                   -----------
TOTAL NET ASSETS                                                                                                   $20,673,964
                                                                                                                   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            1,670,505
                                                                                                                   ===========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                  $     12.38
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

  STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $101)                                                        $   44,250
  Interest income                                                                                                       12,329
  Security lending income (Note 7)                                                                                       5,957
                                                                                                                    ----------
    Total investment income                                                                                             62,536
EXPENSES
 Investment advisory fee (Note 2)                                                            $    62,095
 Accounting, custody, administration and transfer agent fees (Note 2)                             36,882
 Professional fees                                                                                21,045
 Registration fees                                                                                 7,978
 Trustees' fees and expenses (Note 2)                                                              2,879
 Insurance expense                                                                                 2,912
 Miscellaneous expenses                                                                            3,869
                                                                                             -----------
    Total expenses                                                                               137,660
DEDUCT:
 Waiver of investment advisory fee (Note 2)                                                      (34,237)
                                                                                             -----------
    Net expenses                                                                                                       103,423
                                                                                                                    ----------
      Net investment loss                                                                                              (40,887)
                                                                                                                    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                      1,316,022
    Futures contracts                                                                            120,140
                                                                                             -----------
      Net realized gain                                                                                              1,436,162
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                        535,815
    Futures contracts                                                                            (28,425)
                                                                                             -----------
      Net change in unrealized appreciation (depreciation)                                                             507,390
                                                                                                                    ----------
      Net realized and unrealized gain (loss) on investments                                                         1,943,552
                                                                                                                    ----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                          $1,902,665
                                                                                                                    ==========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        FOR THE
                                                                               SIX MONTHS ENDED              FOR THE
                                                                                 MARCH 31, 2005           YEAR ENDED
                                                                                     (UNAUDITED)  SEPTEMBER 30, 2004
                                                                                     -----------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment income (loss)                                                       $   (40,887)          $  (145,163)
  Net realized gains                                                                   1,436,162             4,785,352
  Net change in unrealized appreciation (depreciation)                                   507,390              (515,620)
                                                                                     -----------           -----------
  Net increase (decrease) in net assets from operations                                1,902,665             4,124,569
                                                                                     -----------           -----------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                        54,264               302,435
  Cost of shares redeemed                                                               (504,647)           (7,057,508)
                                                                                     -----------           -----------
  Net decrease in net assets from Fund share transactions                               (450,383)           (6,755,073)
                                                                                     -----------           -----------
Total Increase (Decrease) in Net Assets                                                1,452,282            (2,630,504)
Net Assets
  At beginning of period                                                              19,221,682            21,852,186
                                                                                     -----------           -----------
  At end of period (including net investment losses of $41,270 and $383)             $20,673,964           $19,221,682
                                                                                     ===========           ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                            MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2005           -------------------------------------------------------------
                                             (UNAUDITED)                2004         2003         2002         2001         2000
                                            -----------            ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD        $     11.26            $    9.48    $    7.10    $    8.15    $  230.48    $  163.38
                                            -----------            ---------    ---------    ---------    ---------    ---------
FROM OPERATIONS:
   Net investment income (loss)(*(1))             (0.02)               (0.08)       (0.01)       (0.02)       (0.07)       (1.29)
   Net realized and unrealized gains
        (loss) on investments                      1.14                 1.86(6)      2.39(6)     (1.03)(6)   (54.83)      101.69
                                            -----------            ---------    ---------    ---------    ---------    ---------
Total from operations                              1.12                 1.78         2.38        (1.05)      (54.90)      100.40
                                            -----------            ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                        --                   --        (0.00)(2)       --          --            --
   From net realized gains on investments            --                   --           --           --      (167.43)     (33.30)
                                            -----------            ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders                  --                   --         0.00           --      (167.43)      (33.30)
                                            -----------            ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD              $     12.38            $   11.26    $    9.48    $    7.10    $    8.15    $  230.48
                                            ===========            =========    =========    =========    =========    =========
Total Return(+)                                    9.95%               18.78%       33.54%      (12.88)%     (46.58)%      67.64%
Ratios/Supplemental data:
   Expenses (to average daily net
       assets)(*)                                  1.00%((+)(+))        0.98%        0.74%        0.74%        0.74%        0.74%(3)
   Net Investment Income (loss)
      (to average daily net assets)(*)            (0.40)%((+)(+))      (0.69)%      (0.17)%      (0.24)%      (0.33)%      (0.57)%
   Portfolio Turnover                                82%((+)(+)(+))      157%         252%(4)      248%(4)      136%(4)      153%(4)
   Net Assets, End of Period
      (000's omitted)                       $    20,674            $  19,222    $  21,852    $  18,861    $  17,073    $ 151,063

-------

* For the periods indicated, the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and the ratios would have been:

Net investment income per share(1)      $  (0.04)           $  (0.12)      $  (0.07)      $  (0.08)      $  (0.14)      $  (0.45)
Ratios (to average daily net assets):
   Expenses                                 1.33%((+)(+))       1.33%          1.40%          1.00%          1.08%          0.77%(3)
   Net investment loss                     (0.73)%((+)(+))     (1.04)%        (0.83)%        (0.96)%        (0.67)%        (0.60)%

(+) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.

(+)(+) Computed on an annualized basis.

(+)(+)(+) Not annualized.

(1) Calculated using the average shares outstanding.

(2) Calculates to less than $0.01 per share.

(3) Includes the Fund's share of The Boston Company Small Capitalization Equity Portfolio's allocated expenses for the periods from May 3, 1996 to January 27, 2000.

(4) Represents portfolio turnover of The Boston Company Small Capitalization Equity Fund while the Fund was investing directly in securities.

(5) Amounts were adjusted to reflect a 1:3 reverse share split effective December 14, 2000.

(6) Amounts include litigation proceeds received by the Fund of $0.03 for the year ended September 30, 2004, $0.01 for the year ended September 30, 2003 relating to securities litigation, $0.15 for the year ended September 30, 2002 relating to the settlement of multiple class action lawsuits and $0.14 for the year ended September 30, 2001 relating to NASDAQ recovery.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Capitalization Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to achieve long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies with total market capitalizations equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, excise tax regulations and capital loss carryovers.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. AFFILIATED ISSUERS

     Affiliated issuers represent investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.60% of the Fund's average daily net assets. TBCAM voluntarily agreed to limit the Fund's total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses) to 1.00% of the Fund's average daily net assets for the period ended March 31, 2005. Pursuant to this agreement, for the period ended March 31, 2005,TBCAM voluntarily waived a portion of its investment advisory fee in the amount of $34,237. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $7,224 during the period ended March 31, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $31,026 during the period ended March 31. 2005.

     The Fund entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations for the period ended March 31, 2005, were $16,085,406 and $16,245,517, respectively. For the period ended March 31, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                              FOR THE           FOR THE
                                         SIX MONTHS ENDED     YEAR ENDED
                                          MARCH 31, 2005   SEPTEMBER 30, 2004
                                          --------------   ------------------
     Shares sold                               4,576             26,941
     Shares redeemed                         (40,503)          (624,714)
                                             -------           --------
     Net increase (decrease)                 (35,927)          (597,773)
                                             =======           ========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At March 31, 2005, two shareholders of record held approximately 40% and 38% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     A significant portion of the Fund's shares represent investments by fiduciary accounts over which Standish Mellon and its affiliates have either sole or joint investment discretion.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2005, the Fund received no redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of March 31, 2005, was as follows:

                  Aggregate Cost                            $ 18,334,396
                                                            ============
                  Unrealized appreciation                   $  3,039,439
                  Unrealized depreciation                       (368,251)
                                                            ------------
                  Net unrealized appreciation/depreciation  $  2,671,188

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund did not enter into option transactions during the period ended March 31, 2005.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2005, the Fund held futures contracts. See Schedule of Investments for further details.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended March 31, 2005 resulting in security lending income of $5,957. At March 31, 2005, the Fund had securities valued at $1,444,692 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and sub-trusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, a facility fee of $389 was allocated to the Fund.

     During the period ended March 31, 2005, the Fund did not use the line of credit.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
               THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     The Investment Company Act of 1940 requires that the Fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the Fund's investment advisory agreement, the Fund's Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance, the addition of a new portfolio manager, as well as a Fund's "fact sheets" prepared by TBCAM providing salient data about the Fund, including Fund holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one year period. Some of the factors that figured prominently in the Trustees' determination are described below.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The Board considered the nature, scope and quality of the overall services provided to the Fund by TBCAM. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     support for this change. The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that TBCAM had the expertise and resources to manage the Fund effectively.

     INVESTMENT PERFORMANCE

     The Board compared the relative investment performance of the Fund against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

     The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the Fund's performance for the 1-, 3- and 5-year periods ended July 31, 2004 was 21.10%, 2.58% and 3.81%. The Trustees found that these results compared favorably with the Fund's peer group of similar funds, the average performance of which was 11.56%, -1.70% and 1.82% for the same periods.

     ADVISORY FEE AND OTHER EXPENSES

     The Board considered the advisory fee rate paid by the Fund to TBCAM. The Fund's contractual advisory fee was 0.60%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 1.014%. The Fund's net advisory fee, after giving effect to fee waivers, was 0.00%, while the peer group median net advisory fee was 1.00%. Based on the Lipper data, as well as other factors discussed herein, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board considered the Fund's expense ratio and compared it to that of its peer group of similar funds. They found that the Fund's actual net expense ratio of 0.74% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 1.281% notwithstanding the fact that all but one of the other funds in the peer group were larger than the Fund.

     TBCAM'S PROFITABILITY

     The Board considered TBCAM's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other Funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in recent years in operating many of the investment companies in the Mellon family of funds, including the Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that TBCAM incurred losses in operating the Fund for both 2002 and 2003.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
              THE BOSTON COMPANY SMALL CAPITALIZATION EQUITY FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     ECONOMIES OF SCALE

     While the Board recognized that economies of scale might be realized as the Fund grows, the Trustees noted that the Fund's asset size fluctuated somewhat in recent years (between approximately $18 million - $26 million), the Fund nevertheless remained quite small relative to its peers, and the Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

     OTHER BENEFITS

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                     * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        MARCH 31,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman of the Board          31             None            $338
c/o Decision Resources, Inc.              11/3/1986         and Chief Executive
260 Charles Street                                          Officer, Decision
Waltham, MA 02453                                           Resources, Inc.
9/30/40

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          31             None            $363
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 181                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          31             None            $338
c/o Harvard University                    9/13/1986         Professor of Political
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee      Trustee since     Trustee, Mertens               31             None            $338
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

Patrick J. Sheppard    Trustee, President   Since 2003      Senior Vice President          31             None            $0
Mellon Institutional        and Chief                       and Chief Operating Officer,
Asset Management        Executive Officer                   Mellon Institutional
One Boston Place                                            Asset Management;
Boston, MA 02108                                            formerly Vice President
7/24/65                                                     and Chief Financial Officer,
                                                            Mellon Institutional
                                                            Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management, formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer              Institutional Asset
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds Operations
Mellon Institutional               President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Asset Management                                                                Asset Management since 2001;
One Boston Place                                                                Shareholder Representative,
Boston, MA 02108                                                                Standish Mellon Asset Management
1/19/71

Jan F. Jumet                         Chief               Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest            Compliance                                    for Standish Mellon Asset Management Company LLC;
Management Company LLC              Officer                                     formerly Director of Compliance and Administration
One Boston Place                                                                and Chief Administration Officer for Standish Mello
Boston, MA 02108                                                                Asset Management Company LLC, Senior
8/9/66                                                                          Vice President and Chief Administration Officer
                                                                                for Mellon Bond Associates, LLP, and
                                                                                First Vice President and Senior Sales Associate
                                                                                for Mellon Institutional Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THIS PAGE INTENTIONALLY LEFT BLANK

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                     0928SA0305

Semiannual Report                  THE BOSTON COMPANY
                                   SMALL CAP TAX-SENSITIVE EQUITY FUND

MARCH 31, 2005 (UNAUDITED)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund' s historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund' s Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund' s proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC' s web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                    SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                            EXPENSES PAID
                                        BEGINNING                    ENDING              DURING PERIOD((+))
                                      ACCOUNT VALUE               ACCOUNT VALUE            OCTOBER 1, 2004
                                     OCTOBER 1, 2004             MARCH 31, 2005           TO MARCH 31, 2005
---------------------------------------------------------------------------------------------------------------
Actual                                    $1,000.00                   $1,088.40                  $5.26

Hypothetical (5% return
  per year before expenses)               $1,000.00                   $1,019.90                  $5.09

-------
((+)) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.01%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 182/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

            PORTFOLIO INFORMATION AS OF MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             PERCENTAGE OF
TOP TEN EQUITY HOLDINGS(*)                                    SECTOR                         INVESTMENTS
----------------------------------------------------------------------------------------------------------
Respironics, Inc.                                             Health Care                         2.2
Covance, Inc.                                                 Health Care                         2.1
Lions Gate Entertainment Corp.                                Consumer Discretionary              1.9
Fisher Scientific International                               Health Care                         1.9
Matria Healthcare, Inc.                                       Health Care                         1.8
Oil States International, Inc.                                Energy                              1.7
Consol Energy, Inc. Basic                                     Materials                           1.6
FMC Technologies, Inc.                                        Energy                              1.6
Waste Connections                                             Industrial                          1.5
AGL Resources, Inc.                                           Utilities                           1.4
                                                                                                 ----
                                                                                                 17.7

* Excluding short-term investments and investment of cash collateral.

                                 PERCENTAGE OF
ECONOMIC SECTOR ALLOCATION        NET ASSETS
--------------------------------------------
Basic Materials                        3.9
Consumer Discretionary                17.2
Consumer Staples                       4.0
Energy                                 7.1
Financial                              7.1
Health Care                           20.0
Industrial                            14.5
Technology                            18.2
Utilities                              2.6
Short-term and Net Other Assets        5.4
                                     -----
                                     100.0

The Fund is actively managed. Current holdings may be different than those presented above.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--100.9%

EQUITIES--94.6%

BASIC MATERIALS--3.9%

Airgas, Inc.                                            51,940      $ 1,240,847
                                                                    -----------
Arch Coal, Inc. (a)                                     23,170          996,542
Consol Energy, Inc.                                     42,590         2,002,58
Olin Corp.                                              41,580          927,234
                                                                    -----------
                                                                      5,167,205
                                                                    -----------

CONSUMER DISCRETIONARY--17.2%
Applebee's International, Inc.                          35,500          978,380
Cache, Inc.(*)                                          93,600         1,268,28
California Pizza Kitchen, Inc.(*)                       38,850          910,644
Casual Male Retail Group, Inc.(*)                       92,800          602,272
Coinstar, Inc.(*)                                       68,800         1,458,56
Emmis Communications Corp.( (a)*)                       76,500         1,470,33
Hot Topic, Inc.(*)                                      17,700          386,745
Hughes Supply, Inc.                                     22,500          669,375
Imax Corp.(*)                                           67,000          619,080
Jarden Corp.(*)                                         24,960         1,145,16
Jos A Bank Clothiers, Inc.( (a)*)                       45,040         1,319,67
Lions Gate Entertainment Corp.( (a)*)                  215,200         2,377,96
Marvel Enterprises Inc.(*)                              37,200          744,000
Nu Skin Enterprises, Inc.                               44,700         1,006,19
Pacific Sunware of California(*)                        26,160          731,957
Petco Animal Supplies, Inc.(*)                          37,920         1,395,83
Playboy Enterprises, Inc., Class B( (a)*)               85,900         1,108,11
Provide Commerce, Inc.(*)                               32,660          943,221
Rare Hospitality International, Inc.(*)                 31,870          984,146
Speedway Motorsports, Inc.                              16,630          593,691
Tractor Supply Co.(*)                                   15,800          689,670
Wabtec Corp.                                            67,120         1,375,28
                                                                    -----------
                                                                     22,778,579
                                                                    -----------

CONSUMER STAPLES--4.0%
Arden Group, Inc.                                        1,764          125,209
J & J Snack Food Corp.                                  14,150          662,645
Peet's Coffee & Tea, Inc.(*)                            70,600         1,740,29
Performance Food Group Co.(*)                           60,300         1,669,10
Playtex Products, Inc.(*)                              122,000         1,098,00
                                                                    -----------
                                                                      5,295,248
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
ENERGY--7.1%
Dril-Quip, Inc.(*)                                      18,620      $   572,379
FMC Technologies, Inc.(*)                               59,340         1,968,90
Global Industries, Ltd.(*)                              82,800          778,320
Newpark Resources, Inc.(*)                             114,900          676,761
Oil States International, Inc.(*)                      102,400         2,104,32
Patterson-UTI Energy, Inc.                              26,530          663,781
Penn Virginia Corp.                                     27,400         1,257,66
Pioneer Drilling Co.(*)                                 26,700          367,659
Tidewater Inc.                                          26,900         1,045,33
                                                                    -----------
                                                                      9,435,115
                                                                    -----------

FINANCIAL--7.1%
Affiliated Managers Group( (a)*)                        12,450          772,274
CVB Financial Corp.                                          1               25
Cathay General BanCorp                                  27,100          853,650
Center Financial Corp.                                  31,660          558,166
City National Corp., Class A                             9,950          694,709
Cullen/Frost Bankers, Inc.                              17,300          781,095
East West Bancorp, Inc.                                 25,700          948,844
First Community Bancorp, Inc., Class A                  14,800          655,640
First Midwest Bancorp, Inc.                             31,950         1,037,73
Investors Financial Services Corp.                      13,050          638,276
Mercantile Bank Corp.                                   18,355          750,352
New York Community Bancorp(a)                                4               77
Preferred Bank, Los Angeles                              1,290           51,471
Southwest Bancorp of Texas, Inc.                        36,700          673,445
Triad Guaranty, Inc.(*)                                 11,100          583,971
Vineyard National Bancorp Co.(a)                        12,700          347,853
                                                                    -----------
                                                                      9,347,584
                                                                    -----------

HEALTH CARE--20.0%
Able Laboratories, Inc.(*)                              31,215          732,304
Align Technology, Inc.(*)                               88,300          550,992
Animas Corp.(*)                                         56,500         1,141,86
Applera Corp.-Celera Genomics Group(*)                  38,100          390,525
Bone Care International, Inc.(*)                        16,200          420,228
Charles River Laboratories(*)                           17,136          806,077
Community Health Systems, Inc.(*)                       22,200          775,002
Conceptus, Inc.(*)                                      55,700          434,460
Connetics Corp.(*)                                      40,900         1,034,36
Cooper Cos, Inc.                                        20,350         1,483,51
Covance, Inc.(*)                                        54,400         2,589,98

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
HEALTH CARE (CONTINUED)
Coventry Health Care, Inc.(*)                            8,550      $   582,597
Fisher Scientific International( (a))                   41,200         2,345,10
ICOS Corp.(*)                                           22,500          505,350
Immunogen, Inc.(*)                                      68,800          359,824
IRIS International, Inc.(*)                             49,800          559,254
Lifepoint Hospitals, Inc.( (a)*)                        18,500          811,040
Matria Healthcare, Inc.(*)                              73,500         2,257,18
Maxygen, Inc.(*)                                        37,810          324,410
Medicines Co.( (a)*)                                    23,800          539,308
Natus Medical, Inc.(*)                                  63,900          534,204
PSS World Medical, Inc.(*)                             116,300         1,322,33
Resmed, Inc.( (a)*)                                      6,800          383,520
Respironics, Inc.(*)                                    46,400         2,703,72
Sybron Dental Specialties, Inc.(*)                      21,900          786,210
Triad Hospitals(*)                                      15,650          784,065
VCA Antech, Inc.(*)                                     58,100         1,175,36
Zoll Medical Corp.(*)                                    7,000          157,710
                                                                    -----------
                                                                     26,490,516
                                                                    -----------

INDUSTRIAL--14.5%
Bucyrus International, Inc., Class A                    21,900          855,414
Cuno, Inc.(*)                                           17,440          896,242
Chicago Bridge & Iron Co. N.V                           16,590          730,458
Educate, Inc.(*)                                        78,400         1,087,40
Education Management Corp.(*)                           30,100          841,295
Forward Air Corp.                                       23,080          982,746
Healthcare Services Group                               23,400          567,450
Jack Henry & Associates, Inc.                           35,200          633,248
Huron Consulting Group, Inc.(*)                         64,700         1,339,93
Interline Brands, Inc.(*)                               51,900          991,809
Laureate Education, Inc.(*)                             29,300         1,253,74
LECG Corp.(*)                                           69,600         1,364,16
MSC Industrial Direct Co., Inc.                         45,450         1,388,95
Navigant Consulting, Inc.(*)                            50,100         1,364,22
Pacer International, Inc.(*)                            40,200          960,378
Stericycle, Inc.(*)                                     19,200          848,640
Wabash National Corp.                                   25,470          621,468
Waste Connections(*)                                    52,800         1,834,80
UTI Worldwide, Inc.                                      9,220          640,329
                                                                    -----------
                                                                     19,202,704
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          VALUE
SECURITY                                                  SHARES      (NOTE 1A)
--------------------------------------------------------------------------------
TECHNOLOGY--18.2%
Akamai Technologies, Inc.( (a)*)                        95,900      $ 1,220,807
Anteon International Corp.(*)                           41,600         1,619,48
Borland Software Corp.(*)                              140,400         1,140,04
Cypress Semiconductor Corp.(*)                          50,800          640,080
Exar Corp.(*)                                           60,300          808,020
Extreme Networks, Inc.(*)                              171,600         1,010,72
Fastclick, Inc.                                          7,300           87,600
Foundry Networks, Inc.(*)                               96,200          952,380
Infocrossing, Inc.(*)                                   61,800          978,912
InfoSpace, Inc.(*)                                      36,000         1,469,88
Ingram Micro, Inc., Class A(*)                          98,150         1,636,16
Internet Security Systems(*)                            56,600         1,035,78
Lam Research Corp.(*)                                   24,151          696,998
Macromedia, Inc.(*)                                     19,600          656,600
ManTech International Corp., Class A(*)                 33,200          765,924
Mcafee, Inc.(*)                                         39,200          884,352
Mentor Graphics Corp.(*)                                96,200         1,317,94
PMC-Sierra, Inc.( (a)*)                                123,900         1,090,32
PortalPlayer, Inc.( (a)*)                               27,420          625,999
Progress Software Corp.(*)                              56,600         1,484,05
Silicon Laboratories, Inc.(*)                           19,200          570,432
SS&C Technologies, Inc.                                 41,500          946,200
Varian Semiconductor Equipment Associates, Inc.(*)      28,000         1,064,28
Verisign, Inc.(*)                                       46,550         1,335,98
                                                                    -----------
                                                                     24,038,962
                                                                    -----------

UTILITIES--2.6%
AGL Resources, Inc.                                     50,280         1,756,28
Atmos Energy Corp.                                      35,800          966,600
Black Hills Corp.                                       20,800          687,851
                                                                    -----------
                                                                      3,410,731
                                                                    -----------

TOTAL EQUITIES (Cost $104,243,339)                                  125,166,644
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

              SCHEDULE OF INVESTMENTS--MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.3%                                          RATE           MATURITY           PAR VALUE
-----------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT--0.3%
U.S. Treasury Bill((+)) (Cost $367,868)                              2.730%          6/16/2005         $  370,000   $      367,893
                                                                                                                    --------------

INVESTMENT OF CASH COLLATERAL--6.0%                                                                      SHARES
                                                                                                         ------
BlackRock Cash Strategies L.L.C. (Cost $7,915,087)                                                      7,915,087        7,915,087
                                                                                                                      ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $112,526,294)                                                                     133,449,624
                                                                                                                      ------------
AFFILIATED INVESTMENTS--6.2%

Dreyfus Institutional Preferred Plus((+)(+)) (Cost $8,206,865)
                                                                                                        8,206,865        8,206,865
                                                                                                                      ------------

TOTAL INVESTMENTS--107.1% (COST $120,733,159)                                                                          141,656,489

LIABILITIES IN EXCESS OF OTHER ASSETS--(7.1%)                                                                           (9,380,372)
                                                                                                                      ------------

NET ASSETS-100%                                                                                                       $132,276,117
                                                                                                                      ============

NOTES TO SCHEDULE OF INVESTMENTS:

(a) Security, or a portion of thereof, was on loan at 3/31/05.

* Non-income producing security

(+) Denotes all or part of security segregated as collateral for futures transactions.

(+)(+) Affiliated institutional money market fund.

At March 31, 2005 the Fund held the following futures contracts:

                                                                                         UNDERLYING FACE          UNREALIZED
CONTRACT                                       POSITION         EXPIRATION DATE          AMOUNT AT VALUE            (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (12 Contracts)                Long               6/16/2005              $3,787,125              $(79,779)

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

        STATEMENT OF ASSETS AND LIABILITIES MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
 Investments in securities, at value (Note 1A)
   (including securities on loan, valued at $7,620,054 (Note7))
      Unaffiliated investments (cost $112,526,294)                                                                $133,449,624
      Affiliated investment (Note 1F) (cost $8,206,865)                                                              8,206,865
  Cash                                                                                                                     747
  Receivable for investments sold                                                                                    1,231,175
  Receivable for Fund shares sold                                                                                      396,832
  Interest and dividends receivable                                                                                     42,774
  Variation margin receivable (Note 6)                                                                                   9,900
  Prepaid expenses                                                                                                      21,899
                                                                                                                  ------------
    Total assets                                                                                                   143,359,816
LIABILITIES
 Collateral for securities on loan (Note 7)                                                         $ 7,915,087
 Payable for investments purchased                                                                    3,082,394
 Payable for Fund shares redeemed                                                                        35,062
 Accrued accounting, custody, administration and transfer agent fees (Note 2)                            19,609
 Accrued Trustees' fees and expenses (Note 2)                                                             6,755
 Other accrued expenses and liabilities                                                                  24,792
                                                                                                    -----------
    Total liabilities                                                                                               11,083,699
                                                                                                                  ------------
NET ASSETS                                                                                                        $132,276,117
                                                                                                                  ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                                                                 $106,210,999
  Accumulated net realized gain                                                                                      5,463,802
  Accumulated net investment loss                                                                                     (242,235)
  Net unrealized appreciation                                                                                       20,843,551
                                                                                                                  ------------
TOTAL NET ASSETS                                                                                                  $132,276,117
                                                                                                                  ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING                                                                            3,501,210
                                                                                                                  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (Net Assets/Shares outstanding)                                                                                 $      37.78
                                                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

  STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 1B)
  Dividend income (net of foreign withholding taxes of $338)                                                      $    319,788
  Interest income                                                                                                       59,987
  Security lending income (Note 7)                                                                                      30,606
                                                                                                                  ------------
    Total investment income                                                                                            410,381
EXPENSES
 Investment advisory fee (Note 2)                                                                   $  516,056
 Accounting, custody, administration and transfer agent fees (Note 2)                                   68,278
 Professional fees                                                                                      23,869
 Registration fees                                                                                       9,254
 Trustees' fees and expenses (Note 2)                                                                   15,928
 Insurance expense                                                                                       6,209
 Miscellaneous expenses                                                                                 13,104
                                                                                                    ----------
    Net expenses                                                                                                       652,698
                                                                                                                  ------------
      Net investment loss                                                                                             (242,317)
                                                                                                                  ------------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net realized gain (loss) on:
    Investment securities                                                                            7,616,821
    Futures contracts                                                                                  345,494
                                                                                                    ----------
      Net realized gain                                                                                              7,962,315
  Change in unrealized appreciation (depreciation) on:
      Investment securities                                                                          2,981,657
      Futures contracts                                                                                (91,488)
                                                                                                    ----------
        Net change in unrealized appreciation (depreciation)                                                         2,890,169
                                                                                                                  ------------
    Net realized and unrealized gain (loss) on investments                                                          10,852,484
                                                                                                                  ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                                                         $10,610,167
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                        FOR THE
                                                                               SIX MONTHS ENDED              FOR THE
                                                                                 MARCH 31, 2005            YEAR ENDED
                                                                                     (UNAUDITED)   SEPTEMBER 30, 2004
                                                                                     -----------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS
  Net investment loss                                                               $   (242,317)         $   (841,402)
  Net realized gains                                                                   7,962,315            15,242,461
  Net change in unrealized appreciation (depreciation)                                 2,890,169             4,178,389
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from operations                               10,610,167            18,579,448
                                                                                    ------------          ------------
FUND SHARE TRANSACTIONS (NOTE 4)
  Net proceeds from sale of shares                                                    11,312,681            19,103,910
  Redemption fees credited to capital                                                        119                   242
  Cost of shares redeemed                                                            (10,018,800)          (24,029,775)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions                   1,294,000            (4,925,623)
                                                                                    ------------          ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                               11,904,167            13,653,825
NET ASSETS
  At beginning of period                                                             120,371,950           106,718,125
                                                                                    ------------          ------------
  At end of period (including undistributed
    net investment income (loss) of $(242,235) and $82)                             $132,276,117          $120,371,950
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                             FOR THE SIX
                                            MONTHS ENDED                               YEAR ENDED SEPTEMBER 30,
                                          MARCH 31, 2005           -------------------------------------------------------------
                                             (UNAUDITED)                2004         2003         2002         2001         2000
                                            -----------            ---------    ---------    ---------    ---------    ---------

NET ASSET VALUE, BEGINNING OF PERIOD        $     34.71            $   29.58    $   22.53    $   26.23    $   63.32    $   40.70
                                            -----------            ---------    ---------    ---------    ---------    ---------
FROM OPERATIONS:
   Net investment income (loss)(*(1))             (0.07)               (0.24)       (0.11)       (0.13)       (0.20)       (0.39)
   Net realized and unrealized gains
        (loss) on investments                      3.14                 5.37(2)      7.16(2)     (3.57)(2)   (28.28)       33.65
                                            -----------            ---------    ---------    ---------    ---------    ---------
Total from operations                              3.07                 5.13         7.05        (3.70)      (28.48)       33.26
                                            -----------            ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
   From net realized gains on investments            --                   --           --           --        (8.61)      (10.64)
                                            -----------            ---------    ---------    ---------    ---------    ---------
Total distributions to shareholders                  --                   --           --           --        (8.61)      (10.64)
                                            -----------            ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                    37.78                34.71    $   29.58    $   22.53    $   26.23    $   63.32
                                            ===========            =========    =========    =========    =========    =========
TOTAL RETURN((+))                                  8.84%               17.34%       31.29%      (14.11)%     (49.81)%      86.20%
RATIOS/SUPPLEMENTAL DATA:
   Expenses (to average daily net assets)*         1.01%((+)(+))        1.03%        1.00%        1.00%         1.00%       0.87%
   Net Investment Income (to average
        daily net assets)*                        (0.38)%((+)(+))      (0.71)%      (0.43)%      (0.47)%      (0.54)%      (0.60)%
   Portfolio Turnover                                78%((+)(+)(+))       150%        252%         241%         174%         182%
   Net Assets, End of Period (000's omitted)$   132,276            $  120,372   $ 106,718    $  82,469    $  81,711    $ 215,201

-------
* For the periods indicated, the investment advisor voluntarily agreed not to impose all or a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment loss per share and ratios would have been:

Net investment loss per share(1)                           N/A          N/A      $(0.13)     $(0.15)      $(0.21)        N/A
Ratios (to average daily net assets):
   Expenses                                                N/A          N/A       1.07%        1.08%        1.04%        N/A
   Net investment income                                   N/A          N/A      (0.50)%      (0.55)%      (0.58)%       N/A

(+) Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.

(+)(+) Computed on an annualized basis.

(+)(+)(+) Not annualized.

(1) Calculated based on average shares outstanding.

(2) Amount includes securities litigation proceeds received by the Fund of $0.03 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003 and $0.02 for the year ended September 30, 2002.

    The accompanying notes are an integral part of the financial statements.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(1)  SIGNIFICANT ACCOUNTING POLICIES:

     Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") is a separate diversified investment series of the Trust.

     The objective of the Fund is to maximize after-tax total return, consisting of long-term growth of capital. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small capitalization U.S. companies.

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     A. INVESTMENT SECURITY VALUATIONS

     Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

     Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

     B. SECURITIES TRANSACTIONS AND INCOME

     Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

     C. DISTRIBUTIONS TO SHAREHOLDERS

     Distributions to shareholders are recorded on the ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless the shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for wash sales and realized and unrealized gains or losses on futures.

     Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
     (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     D. EXPENSES

     The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     E. COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

     F. AFFILIATED ISSUERS

     Affiliated issuers represent investments in other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM"), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates

(2)  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

     The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Fund's average daily net assets.

     The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $14,123 during the period ended March 31, 2005.

     The Fund has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Fund. For these services, the Fund pays Mellon Bank a fixed fee plus asset and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $53,219 during the period ended March 31, 2005.

     The Fund entered into an agreement with Mellon Bank, a wholly-owned subsidiary of Mellon Financial Corporation, to perform certain securities lending activities and to act as the Fund's lending agent. Pursuant to this agreement Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 7 for further details.

     No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3)  PURCHASES AND SALES OF INVESTMENTS:

     Purchases and proceeds from sales of investments, other than short-term obligations for the period ended March 31, 2005, were $96,741,503 and $96,092,972, respectively. For the period ended March 31, 2005, the Fund did not purchase or sell any long-term U.S. Government securities.

(4)  SHARES OF BENEFICIAL INTEREST:

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                              FOR THE                        FOR THE
                                                                     SIX MONTHS ENDED                     YEAR ENDED
                                                                       MARCH 31, 2005             SEPTEMBER 30, 2004
                                                                       --------------             ------------------
          Shares sold                                                         298,586                        553,482
          Shares redeemed                                                    (265,293)                      (692,914)
                                                                             --------                       --------
          Net increase (decrease)                                              33,293                       (139,432)
                                                                             ========                       ========

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             HE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     At March 31, 2005,two shareholders of record held approximately 49% and 11% of the total outstanding shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

     The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2005, the Fund received $119 in redemption fees.

(5)  FEDERAL TAXES:

     As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

     The tax basis components of distributable earnings and the federal tax cost as of March 31, 2005, was as follows:

                  Aggregate Cost                            $ 112,818,072
                                                            =============
                  Unrealized appreciation                   $  23,427,901
                  Unrealized depreciation                      (2,504,571)
                                                            -------------
                  Net unrealized appreciation/depreciation  $  20,923,330

(6)  FINANCIAL INSTRUMENTS:

     In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

     The Fund may trade the following instruments with off-balance sheet risk:

     OPTIONS

     Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Fund may use options to seek to hedge against risks of market exposure and changes in securities prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Fund's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. Options, both held and written by the Fund, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

     Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Fund is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

     The Fund did not enter into option transactions during the period ended March 31, 2005.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

     FUTURES CONTRACTS

     The Fund may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to the margin requirements, the Fund deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Fund's exposure to the underlying instrument, while selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contract's terms. The Fund enters into financial futures transactions primarily to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

     At March 31, 2005, the Fund held financial futures contracts. See Schedule of Investments for further detail.

(7)  SECURITY LENDING:

     The Fund may lend its securities to financial institutions which the Fund deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. For the duration of a loan, the Fund receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Fund bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Fund. In the event of borrower default, the Fund generally has the right to use the collateral to offset losses incurred. The Fund may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Fund also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Fund's obligations due on the loans.

     The Fund loaned securities during the period ended March 31, 2005 resulting in security lending income of $30,606. At March 31, 2005, the Fund had securities valued at $7,620,054 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

(8)  LINE OF CREDIT:

     The Fund, and other funds in the Trust and subtrusts in the Mellon Institutional Funds Master Portfolio Trust (the "Portfolio Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, a facility fee of $2,171 was allocated to the Fund.

     During the period ended March 31, 2005, the Fund did not use the line of credit.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     The Investment Company Act of 1940 requires that the Fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the Fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the Fund's advisory agreement and the related fees on an annual basis. In their most recent deliberations concerning their decision to approve the continuation of the Fund's investment advisory agreement, the Fund's Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from the Fund's investment adviser, The Boston Company Asset Management LLC ("TBCAM"), a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

     The information requested by the Independent Trustees and reviewed by the entire Board included:

     (i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

     (ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

     (iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

     (iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance, the addition of a new portfolio manager, as well as a Fund's "fact sheets" prepared by TBCAM providing salient data about the Fund, including Fund holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Fund and potential economies of scale; and

     (v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

     In considering the continuation of the Fund's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the Fund's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one year period. Some of the factors that figured prominently in the Trustees' determination are described below.

     NATURE, EXTENT AND QUALITY OF SERVICES

     The Board considered the nature, scope and quality of the overall services provided to the Fund by TBCAM. In their deliberations as to the continuation of the Fund's advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

     Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

     The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     support for this change. The Trustees reviewed the background and experience of the Fund's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

     The Board determined that TBCAM had the expertise and resources to manage the Fund effectively.

     INVESTMENT PERFORMANCE

     The Board compared the relative investment performance of the Fund against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

     The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the Fund's performance for the 1-, 3- and 5-year periods ended July 31, 2004 was 19.99%, 1.61% and 4.64%. The Trustees found that these results compared favorably with the Fund's peer group of similar funds, the average performance of which was 11.52%, -1.74% and 1.85% for the same periods.

     ADVISORY FEE AND OTHER EXPENSES

     The Board considered the advisory fee rate paid by the Fund to TBCAM. The Fund's contractual advisory fee was 0.80%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 1.014%. The Fund's net advisory fee, after giving effect to fee waivers, was 0.73%, well below the peer group median net advisory fee of 1.00%. Based on the Lipper data, as well as other factors discussed herein, the Board determined that the Fund's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

     The Board also compared the fees payable by the Fund relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Fund relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

     The Board considered the Fund's expense ratio and compared it to that of its peer group of similar funds. They found that the actual net expense ratio of 1.00% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 1.281% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

     TBCAM'S PROFITABILITY

     The Board considered TBCAM's profitability in managing the Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Fund and other Funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in 2003 in operating many of the investment companies in the Mellon family of funds and achieved only marginal profitability as to several other funds. The Trustees noted that TBCAM experienced modest profits in both 2002 and 2003 in operating the Fund.

                   MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST
             THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

    FACTORS CONSIDERED BY BOARD OF TRUSTEES IN APPROVING ADVISORY AGREEMENT
--------------------------------------------------------------------------------

     ECONOMIES OF SCALE

     While the Board recognized that economies of scale might be realized as the Fund grows and noted that the Fund had increased in size in recent years, they also observed that, at approximately $117 million, it remained small relative to most of its peers. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

     OTHER BENEFITS

     The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

     The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                     * * *

     The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Fund's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period

TRUSTEES AND OFFICERS

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

INDEPENDENT TRUSTEES

                                                                                        NUMBER OF                        TRUSTEE
                                                                  PRINCIPAL           PORTFOLIOS IN       OTHER       REMUNERATION
NAME                                     TERM OF OFFICE         OCCUPATION(S)         FUND COMPLEX    DIRECTORSHIPS   (PERIOD ENDED
ADDRESS, AND               POSITION(S)    AND LENGTH OF          DURING PAST           OVERSEEN BY       HELD BY        MARCH 31,
DATE OF BIRTH            HELD WITH TRUST   TIME SERVED             5 YEARS               TRUSTEE         TRUSTEE          2005)
------------------------------------------------------------------------------------------------------------------------------------
Samuel C. Fleming            Trustee      Trustee since     Chairman of the Board          31             None           $1,795
c/o Decision Resources, Inc.              11/3/1986         and Chief Executive
260 Charles Street                                          Officer, Decision
Waltham, MA 02453                                           Resources, Inc.
9/30/40

Caleb Loring III             Trustee      Trustee since     Trustee, Essex Street          31             None           $1,947
c/o Essex Street Associates               11/3/1986         Associates (family
P.O. Box 181                                                investment trust office)
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee      Trustee since     William Joseph Maier,          31             None           $1,795
c/o Harvard University                    9/13/1986         Professor of Political
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee      Trustee since     Trustee, Mertens               31             None           $1,795
P.O. Box 2333                             11/3/1986         House, Inc. (hospice)
New London, NH 03257
4/11/35

INTERESTED TRUSTEES

Patrick J. Sheppard    Trustee, President   Since 2003      Senior Vice President          31             None            $0
Mellon Institutional        and Chief                       and Chief Operating Officer,
Asset Management        Executive Officer                   Mellon Institutional
One Boston Place                                            Asset Management;
Boston, MA 02108                                            formerly Vice President
7/24/65                                                     and Chief Financial Officer,
                                                            Mellon Institutional
                                                            Asset Management

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

NAME                           TERM OF OFFICE
ADDRESS, AND                     POSITION(S)             AND LENGTH OF                 PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                  HELD WITH TRUST            TIME SERVED                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann               Vice President           Since 2003             Senior Vice President and Head of Operations
Mellon Institutional             and Secretary                                  Mellon Institutional Asset Management, formerly
Asset Management                                                                First Vice President, Mellon Institutional Asset
One Boston Place                                                                Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson              Vice President           Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional             and Treasurer           since 1999;            Mellon Institutional Asset Management
Asset Management                                         Treasurer              Institutional Asset
One Boston Place                                         since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland              Assistant Vice           Since 1996             Vice President and Manager, Mutual Funds Operations
Mellon Institutional               President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren                Assistant Vice           Since 2001             Assistant Vice President and Manager,
Mellon Institutional               President                                    Shareholder Services, Mellon Institutional
Asset Management                                                                Asset Management since 2001;
One Boston Place                                                                Shareholder Representative,
Boston, MA 02108                                                                Standish Mellon Asset Management
1/19/71

Jan F. Jumet                         Chief               Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest            Compliance                                    for Standish Mellon Asset Management Company LLC;
Management Company LLC              Officer                                     formerly Director of Compliance and Administration
One Boston Place                                                                and Chief Administration Officer for Standish Mello
Boston, MA 02108                                                                Asset Management Company LLC, Senior
8/9/66                                                                          Vice President and Chief Administration Officer
                                                                                for Mellon Bond Associates, LLP, and
                                                                                First Vice President and Senior Sales Associate
                                                                                for Mellon Institutional Asset Management

                       THIS PAGE INTENTIONALLY LEFT BLANK

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com

                                                                     0938SA0305

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                                   The Boston Company
                                                    International Small Cap Fund

March 31, 2005 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                            Expenses Paid
                                                  Beginning                          Ending                 During Period+
                                                Account Value                     Account Value            October 1, 2004
                                               October 1, 2004                   March 31, 2005           to March 31, 2005
----------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                         $1,217.00                   $6.47
Hypothetical (5% return
per year before expenses)                         $1,000.00                         $1,019.10                   $5.89

---------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.17%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example reflects the combined expenses of the Fund and the Portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

             Portfolio Information as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                         Percentage of
Top Ten Holdings*                        Country                        Sector            Investments
-------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard                SOUTH KOREA                    Industrial                1.1
Home Capital Group, Inc.                  CANADA                     Financial                1.1
Friends Provident PLC             UNITED KINGDOM                     Financial                1.1
Trican Well Service Ltd.                  CANADA                        Energy                1.1
Elekta AB                                 SWEDEN        Consumer, Non-cyclical                1.0
Tandberg Television ASA                   NORWAY                Communications                0.9
Nippon Shokubai Ltd.                       JAPAN               Basic Materials                0.9
Euler Hermes SA                           FRANCE                     Financial                0.8
Sims Group Ltd.                        AUSTRALIA                    Industrial                0.8
Keihin Corp.                               JAPAN            Consumer, Cyclical                0.8
                                                                                             ----
                                                                                              9.6

* Excluding short-term securities and investments of cash collateral.

                                                                   Percentage of
Economic Sector Allocation                                          Net Assets
--------------------------------------------------------------------------------
Basic Materials                                                         6.7
Communications                                                          7.5
Consumer, Cyclical                                                     15.4
Consumer, Non-cyclical                                                 15.3
Energy                                                                  4.6
Financial                                                              18.8
Industrial                                                             23.3
Technology                                                              4.5
Utilities                                                               2.0
Short-Term and Net Other Assets                                         1.9
                                                                      -----
                                                                      100.0

                                                                   Percentage of
Geographic Region Allocation*                                       Investments
--------------------------------------------------------------------------------
Europe ex U.K.                                                         42.8
U.K.                                                                   20.6
Asia ex Japan                                                          11.5
Japan                                                                  19.2
Americas ex U.S.                                                        5.9
                                                                      -----
                                                                      100.0

* Excluding short-term securities and investment of cash collateral.

The Boston Company Small Cap Fund invests all of its investable assets in an interest of the Boston Company International Small Cap Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company International Small Cap Portfolio ("Portfolio"),
  at value (Note 1A)                                                                                          $367,881,301
  Receivable for Fund shares sold                                                                                  684,272
  Prepaid expenses                                                                                                  18,255
                                                                                                              ------------
    Total assets                                                                                               368,583,828
Liabilities
  Payable for Fund shares redeemed                                                             $31,173
  Accrued transfer agent fees (Note 2)                                                           4,667
  Accrued Trustees' fees (Note 2)                                                                  497
  Other accrued expenses and liabilities                                                        21,719
                                                                                               -------
    Total liabilities                                                                                               58,056
                                                                                                              ------------
Net Assets                                                                                                    $368,525,772
                                                                                                              ------------
Net Assets consist of:
  Paid-in capital                                                                                             $284,350,951
  Accumulated net realized gain                                                                                 10,595,588
  Undistributed net investment income                                                                              350,063
  Net unrealized appreciation                                                                                   73,229,170
                                                                                                              ------------
Total Net Assets                                                                                              $368,525,772
                                                                                                              ============
Shares of beneficial interest outstanding                                                                       20,285,297
                                                                                                              ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                             $      18.17
                                                                                                              ============


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                             Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio (net of foreign withholding taxes of $248,438)                      $ 2,197,742
  Interest income allocated from Portfolio                                                                          84,088
  Security lending income allocated from Portfolio                                                                 140,319
  Expenses allocated from Portfolio                                                                             (1,631,095)
                                                                                                               -----------
    Net investment income allocated from Portfolio                                                                 791,054

Expenses
  Transfer agent fees (Note 2)                                                                 $18,646
  Professional fees                                                                             20,832
  Registration fees                                                                             21,939
  Trustees' fees (Note 2)                                                                        1,479
  Insurance expense                                                                                568
  Miscellaneous expenses                                                                        10,675
                                                                                               -------
    Total expenses                                                                                                  74,139
                                                                                                               -----------
      Net investment income                                                                                        716,915
                                                                                                               -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                                                      11,803,358
  Change in unrealized appreciation (depreciation) on investments allocated from Portfolio on:
    Investment securities, futures contracts, foreign currency
      exchange contracts and foreign currency transactions                                                      40,791,063
                                                                                                               -----------
    Net realized and unrealized gain on investments                                                             52,594,421
                                                                                                               -----------
    Net Increase (Decrease) in Net Assets from Operations                                                      $53,311,336
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                       For the
                                                                                   Six Months Ended           For the
                                                                                    March 31, 2005          Year Ended
                                                                                      (Unaudited)       September 30, 2004
                                                                                   ----------------     ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                             $    716,915          $  1,371,273
  Net realized gains                                                                  11,803,358            18,477,139
  Change in net unrealized appreciation                                               40,791,063            15,364,375
                                                                                    ------------          ------------
  Net increase in net assets from operations                                          53,311,336            35,212,787
                                                                                    ------------          ------------

Distributions to Shareholders (Note 1C)
  From net investment income                                                          (1,315,879)           (1,083,002)
  From net realized gains on investments                                             (15,292,137)                   --
                                                                                    ------------          ------------
  Total distributions to shareholders                                                (16,608,016)           (1,083,002)
                                                                                    ------------          ------------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                   111,890,330           102,193,352
  Value of shares issued to shareholders in reinvestment of distributions             15,542,491               859,847
  Redemption fees credited to capital                                                         --                 1,605
  Cost of shares redeemed                                                             (7,642,781)          (14,722,174)
                                                                                    ------------          ------------
  Net increase (decrease) in net assets from Fund share transactions                 119,790,040            88,332,630
                                                                                    ------------          ------------
Total Increase (Decrease) in Net Assets                                              156,493,360           122,462,415

Net Assets
  At beginning of period                                                             212,032,412            89,569,997
                                                                                    ------------          ------------
  At end of period (including undistributed
    net investment income of $350,063 and $949,027)                                 $368,525,772          $212,032,412
                                                                                    ============          ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                  For the Period
                                                     For the                                                      February 1, 2000
                                                 Six Months Ended             Year Ended September 30,              (commencement
                                                  March 31, 2005    ------------------------------------------    of operations) to
                                                  (Unaudited)         2004        2003        2002     2001(a)   September 30, 2000
                                                 ----------------   --------     -------    -------    -------   ------------------
Net Asset Value, Beginning of the year              $  15.93        $  12.05     $  8.91    $  8.55    $ 10.65      $ 10.00
                                                    --------        --------     -------    -------    -------      -------
From Operations:
  Net investment income* (1)                            0.04            0.14        0.10       0.09       0.11         0.09
  Net realized and unrealized
    gains (loss) on investments                         3.30            3.86        3.13       0.38      (1.89)        0.63
                                                    --------        --------     -------    -------    -------      -------
Total from operations                                   3.34            4.00        3.23       0.47      (1.78)        0.72
                                                    --------        --------     -------    -------    -------      -------
Less Distributions to Shareholders:
  From net investment income                           (0.09)          (0.12)      (0.09)     (0.11)     (0.08)       (0.07)
  From net realized gains on investments               (1.01)             --          --         --      (0.24)          --
                                                    --------        --------     -------    -------    -------      -------
Total distributions to shareholders                    (1.10)          (0.12)      (0.09)     (0.11)     (0.32)       (0.07)
                                                    --------        --------     -------    -------    -------      -------
Net Asset Value, End of Year                        $  18.17        $  15.93     $ 12.05    $  8.91    $  8.55      $ 10.65
                                                    ========        ========     =======    =======    =======      =======
Total Return ++                                        21.70%          33.35%      36.47%      5.39%    (17.13)%       7.19%
Ratios/Supplemental data:
  Expenses (to average daily net assets)* (3)           1.17%+          1.27%       1.39%      1.25%      1.25%        1.25%+
  Net Investment Income (to average daily net           0.50%+          0.99%       1.01%      0.96%      1.10%        1.21%+
  assets)*
  Portfolio Turnover (2)                                 N/A             N/A          15%        69%        89%          70%+++
  Net Assets, End of Period (000's omitted)         $368,526        $212,032     $89,570    $33,770    $22,386      $17,092

-----------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund and Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and ratios would have been:

Net investment income per share (1)                      N/A             N/A       $0.08      $0.04      $0.04        $0.01
Ratios (to average daily net assets):
  Expenses (3)                                           N/A             N/A        1.65%      1.82%      1.98%        2.29%+
  Net investment income                                  N/A             N/A        0.75%      0.39%      0.37%        0.17%+

(1) Calculated based on average shares outstanding.
(2) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
(3) Includes the Fund's share of the Portfolio's allocated expenses.
+   Computed on an annualized basis.
++ Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
+++ Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

                 Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Fund (the "Fund") is a separate diversified investment series of the Trust.

    The Fund invests all of its investable assets in an interest of The Boston Company International Small Cap Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that are located in foreign countries represented in the S&P Citigroup EMI Ex-U.S. Index and, to a limited extent, emerging markets. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (89.7% at March 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. Securities transactions and income

    Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of gains and losses of the Portfolio.

    C. Distributions to shareholders

    Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFICs) and capital loss carryovers and redemptions in-kind.

    Permanent book and tax basis differences including distributions in kind, will result in reclassifications among undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    D. Expenses

    The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

    The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

                   Mellon Institutional Funds Investment Trust
                 The Boston Company International Small Cap Fund

                 Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $17,232 during the period ended March 31, 2005.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3) Investment Transactions:

    Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2005, aggregated $126,981,257 and $24,314,347, respectively.

(4) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                   For the                        For the
                                                                               Six Months Ended                  Year Ended
                                                                                March 31, 2005               September 30, 2004
                                                                               ----------------              ------------------
    Shares sold                                                                    6,461,802                      6,808,462
    Shares issued to shareholders in reinvestment of distributions                   951,776                         60,513
    Shares redeemed                                                                 (438,654)                      (989,803)
                                                                                   ---------                      ---------
    Net increase                                                                   6,974,924                      5,879,172
                                                                                   =========                      =========

    At March 31, 2005, two shareholders of record held approximately 24% and 14% of the total outstanding shares of the Fund. Investment activities of these shareholders could have a material impact on the Fund.

    The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2005, the Fund did not collect any redemption fees.

(5) Federal Taxes:

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

    See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                    Shares                                    (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--112.0%

EQUITY--96.9%

Australia--4.1%
Caltex Australia Ltd.                                                      209,900                                  $ 2,512,314
Cochlear Ltd.                                                               72,900                                    1,846,423
Just Group Ltd.                                                            684,900                                    1,496,730
Oil Search Ltd.                                                          1,647,300                                    3,078,349
Perpetual Trustees Australia Ltd.                                           72,300                                    3,191,805
Sims Group Ltd. (a)                                                        258,000                                    3,366,946
West Australian Newspaper Holdings (a)                                     256,900                                    1,567,188
                                                                                                                    -----------
                                                                                                                     17,059,755
                                                                                                                    -----------

Austria--0.7%
Boehler-Uddeholm (a)                                                        21,500                                    2,932,965
                                                                                                                    -----------

Belgium--1.7%
Colruyt SA                                                                  14,724                                    2,286,060
Mobistar SA                                                                 30,400                                    2,669,242
NV Union Miniere SA                                                         20,100                                    2,039,684
                                                                                                                    -----------
                                                                                                                      6,994,986
                                                                                                                    -----------

Canada--5.9%
Astral Media, Inc.                                                          52,100                                    1,461,058
Canfor Corp.*                                                              179,600                                    2,412,094
CHC Helicopter Corp.                                                        58,700                                    2,694,219
Ensign Resource Service Group, Inc.                                         78,400                                    1,747,337
Home Capital Group, Inc.                                                   156,600                                    4,361,800
Inmet Mining Corp.*                                                        118,200                                    1,803,498
Northbridge Financial                                                      131,400                                    3,205,673
Rothmans, Inc. (a)                                                         107,700                                    2,136,721
Trican Well Service Ltd.*                                                   66,400                                    4,283,162
                                                                                                                    -----------
                                                                                                                     24,105,562
                                                                                                                    -----------

Denmark--1.4%
Bang & Olufsen A/S                                                          17,400                                    1,166,139
GN Store Nord A/S (a)                                                      159,900                                    1,837,099
Jyske Bank A/S*                                                             78,300                                    2,927,084
                                                                                                                      5,930,322
Finland--2.8%
Kesko Oyj (a)                                                               83,700                                    2,149,978
Nokian Renkaat Oyj (a)                                                      11,800                                    1,900,895
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi) (a)                           79,700                                    1,303,535
Rautaruukki Oyj (a)                                                        149,600                                    2,012,491
Wartsila Oyj-B SHARES (a)                                                   84,050                                    2,222,148
YIT-Yhtyma Oyj                                                              64,500                                    1,825,649
                                                                                                                    -----------
                                                                                                                     11,414,696
                                                                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                    Shares                                    (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
France--7.8%
Alten*                                                                      74,600                                  $ 1,836,950
Ciments Francais (a)                                                        16,600                                    1,598,460
Clarins                                                                     22,106                                    1,410,409
CNP Assurances (a)                                                          25,300                                    1,791,908
Eiffage (a)                                                                 22,522                                    2,597,778
Elior (a)                                                                  194,300                                    2,470,284
Euler Hermes SA (a)                                                         40,800                                    3,368,252
Generale de Sante                                                           68,400                                    1,356,290
Iliad SA                                                                    32,900                                    1,223,722
Imerys SA (a)                                                               31,700                                    2,395,151
Legardere SCA (a)                                                           19,400                                    1,468,316
Natexis Banques Populaires                                                  18,000                                    2,694,384
Nexans SA (a)                                                               33,900                                    1,401,507
Pierre & Vacances                                                           10,500                                    1,197,504
SR Teleperformance (a)                                                      43,900                                    1,273,297
Vallourec                                                                    7,820                                    1,652,973
Vinci SA (a)                                                                16,900                                    2,435,547
                                                                                                                    -----------
                                                                                                                     32,172,732
                                                                                                                    -----------

Germany--5.2%
AWD Holding AG                                                              34,100                                    1,502,582
Continental AG                                                              43,300                                    3,357,468
Deutsche Postbank AG                                                        59,500                                    2,737,476
Freenet.de AG (a)                                                           48,900                                    1,301,076
Hannover Rueckversicherung AG (a)                                           29,750                                    1,176,344
Hypo Real Estate Holding                                                    76,100                                    3,170,813
Puma AG (a)                                                                  6,700                                    1,676,986
Software AG                                                                 44,300                                    1,450,247
Stada Arzneimittel AG                                                       47,200                                    1,474,838
Thyssenkrupp AG (a)                                                         77,600                                    1,598,051
United Internet AG Registered Shares (a)                                    54,914                                    1,745,053
                                                                                                                    -----------
                                                                                                                     21,190,934
                                                                                                                    -----------

Hong Kong--2.9%
China Overseas Land & Investment Ltd.                                    4,868,000                                    1,079,794
Kerry Properties Ltd.                                                    1,002,000                                    2,190,466
Orient Overseas International Ltd.                                         427,000                                    2,058,544
Skyworth Digital Holdings Ltd.                                           2,962,000                                      432,947
Solomon Systech (Intl.)                                                  6,970,900                                    2,189,774
Varitronix International Ltd.                                            1,003,000                                    1,028,810
Wing Hang Bank Ltd.                                                        221,800                                    1,350,826
Xinao Gas Holdings Ltd.*                                                 2,860,000                                    1,540,138
                                                                                                                    -----------
                                                                                                                     11,871,299
                                                                                                                    -----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                    Shares                                    (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Ireland--1.0%
Fyffes PLC                                                                 766,700                                  $ 2,235,697
Grafton Group PLC*                                                         173,700                                    2,050,799
                                                                                                                    -----------
                                                                                                                      4,286,496
                                                                                                                    -----------

Italy--3.5%
ASM Brescia Spa                                                            350,600                                    1,185,926
Autostrada Torino-Milano Spa                                                68,600                                    1,523,842
Banco Popolare di Verona e Novara                                           87,100                                    1,624,366
Davide Campari-Milano Spa                                                   18,100                                    1,258,500
Erg Spa                                                                    143,000                                    1,958,917
Milano Assicurazioni Spa                                                   409,800                                    2,403,231
Pirelli & C Real Estate                                                     57,900                                    3,134,354
Recordati Spa                                                               46,800                                    1,288,872
                                                                                                                    -----------
                                                                                                                     14,378,008
                                                                                                                    -----------

Japan--18.2%
Clarion Co., Ltd*                                                          580,000                                    1,125,478
CMK Corp. (a)                                                              107,000                                    1,725,935
Cosmo Oil Co., Ltd.                                                        461,000                                    1,492,369
Goldcrest Co., Ltd.                                                         26,300                                    1,518,770
Hamamatsu Photonics KK (a)                                                  67,600                                    1,504,114
Hisamitsu Pharamaceutical                                                   89,000                                    1,971,966
Hitachi Construction Machinery Co., Ltd.                                   114,500                                    1,579,863
Izumi Co. Ltdronics, Inc. (a)                                               47,700                                    1,119,186
Kawasaki Kisen Kaisha Ltd. (a)                                             286,200                                    1,975,819
Keihin Corp.                                                               199,000                                    3,358,438
Kirin Beverage Corp.                                                        64,400                                    1,634,182
Koito Manufacturing Co.                                                    241,000                                    2,403,480
Komeri Co., Ltd.                                                            53,700                                    1,420,277
Koyo Seiko Co., Ltd. (a)                                                   132,000                                    1,786,846
Kuroda Electric Co., Ltd. (a)                                               67,700                                    1,585,288
Kyowa Exeo Corp.                                                           278,000                                    2,204,497
Makita Corp.                                                               115,000                                    2,100,662
Mitsubishi Gas Chemical Co., Inc.                                          403,000                                    1,891,119
Mori Seiki Co., Ltd (a)                                                    171,900                                    1,820,193
Nippon Shokubai Ltd.                                                       397,000                                    3,592,593
Nisshin Seifun Group, Inc. (a)                                             164,000                                    1,744,193
Nisshin Steel Co., Ltd. (a)                                              1,157,000                                    3,033,091
NTN Corp. (a)                                                              242,000                                    1,343,316
OSG Corp.                                                                  151,800                                    2,101,606
Otsuka Corp.                                                                33,900                                    2,343,493
Ricoh Leasing Co., Ltd.                                                    118,100                                    3,079,480
Ryohin Keikaku                                                              28,500                                    1,409,180

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                    Shares                                    (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Japan (continued)
Santen Pharmaceutical Co., Ltd.                                             83,700                                  $ 1,795,970
Sanwa Shutter Corp.                                                        310,000                                    1,703,424
Sanyo Shinpan Finance Co., Ltd.                                             40,800                                    2,771,005
Sodick Co., Ltd.                                                           206,000                                    1,839,183
Sumisho Lease Co., Ltd.                                                     80,200                                    2,985,334
Sumitomo Rubber Industries, Inc. (a)                                       237,000                                    2,283,991
Sysmex Corp.                                                                51,500                                    2,935,582
Tokyo Tatemono Co., Ltd.                                                   289,000                                    1,957,403
Tosoh Corp. (a)                                                            428,000                                    2,116,242
Tsuruha Co., Ltd.                                                           52,700                                    1,794,524
                                                                                                                    -----------
                                                                                                                     75,048,092
                                                                                                                    -----------

Netherlands--4.7%
Aalberts Industries NV                                                      49,400                                    2,551,293
ASM International NV*                                                       66,400                                    1,097,194
Axalto Holding NV*                                                          53,600                                    1,771,373
Corio NV                                                                    46,500                                    2,599,186
Fugro NV*                                                                   16,100                                    1,463,722
Hunter Douglas NV                                                           32,100                                    1,617,470
Koninklijke BAM Groep NV                                                    43,800                                    2,582,798
Randstad Holding N.V                                                        37,500                                    1,668,924
Stork NV                                                                    72,700                                    2,826,576
Wolters Kluwer NV*                                                          55,700                                    1,017,118
                                                                                                                    -----------
                                                                                                                     19,195,654
                                                                                                                    -----------

Norway--0.9%
Tandberg Television ASA*                                                   299,500                                    3,759,355
                                                                                                                    -----------

Portugal--0.5%
Jeronimo Martins, SGPS, SA*                                                133,800                                    2,037,506
                                                                                                                    -----------

Singapore--1.3%
First Engineering Ltd.                                                   1,996,000                                    1,511,846
Jurong Technologies Industrial                                           2,480,300                                    2,374,643
MobileOne Ltd.                                                           1,307,000                                    1,583,954
                                                                                                                    -----------
                                                                                                                      5,470,443
                                                                                                                    -----------

South Korea--3.1%
Dongbu Insurance Co., Ltd.                                                 351,900                                    2,871,947
Hanjin Shipping Corp.                                                       70,300                                    2,039,184
Honam Petrochemical Corp.                                                   33,100                                    1,692,429
Hyundai Mipo Dockyard                                                       82,300                                    4,612,684
Intops Co., Ltd.                                                            67,600                                    1,389,223
                                                                                                                    -----------
                                                                                                                     12,605,467
                                                                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                    Shares                                    (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
Spain--4.0%
ACS Actividades                                                            102,200                                   $2,529,818
Corp. Mapfre SA (a)                                                         83,400                                    1,284,066
Cortefiel, SA                                                              106,400                                    1,843,648
Ebro Puleva, SA (a)                                                        120,000                                    2,015,539
Enagas (a)                                                                 117,100                                    1,784,716
Fadesa Inmobiliaria SA*                                                     53,600                                    1,173,969
Inmobiliaria Urbis SA (a)                                                  189,100                                    2,842,854
Indra Sistemas SA (a)                                                       92,800                                    1,664,520
TPI Telefonica Publicidad e Informacion SA (a)                             152,500                                    1,375,574
                                                                                                                    -----------
                                                                                                                     16,514,704
                                                                                                                    -----------

Sweden--1.9%
Elekta AB*                                                                 108,359                                    3,909,497
Lindex AB                                                                   29,200                                    1,384,023
Nobia AB (a)                                                               140,800                                    2,659,498
                                                                                                                    -----------
                                                                                                                      7,953,018
                                                                                                                    -----------

Switzerland--4.3%
Hiestand Holding AG*                                                         2,570                                    1,886,988
Logitech International SA*                                                  29,510                                    1,795,327
Micronas Semiconductor Holdings*                                            49,500                                    2,065,605
Rieter Holding AG (a)                                                        8,200                                    2,592,072
Saurer AG*                                                                  30,740                                    2,017,971
Sika AG*                                                                     3,700                                    2,759,993
Sulzer AG                                                                    3,700                                    1,593,494
Syngenta AG*                                                                13,000                                    1,357,836
Verwalt & Privat-Bank AG                                                    10,200                                    1,718,766
                                                                                                                    -----------
                                                                                                                     17,788,052
                                                                                                                    -----------

United Kingdom--21.0%
Alliance Unichem PLC                                                       140,800                                    2,058,485
Barratt Developments PLC                                                   118,100                                    1,472,141
BPB PLC                                                                    310,600                                    2,914,778
British Airways PLC*                                                       281,400                                    1,404,148
BSS Group PLC                                                               58,300                                    1,179,063
Carillion PLC                                                              326,700                                    1,506,689
Charter PLC*                                                               253,500                                    1,293,679
Close Brothers Group PLC                                                   173,700                                    2,544,405
Daily Mail and General Trust                                               118,600                                    1,613,994
Eircom Group PLC                                                           644,000                                    1,694,287
Enterprise Inns PLC                                                        185,500                                    2,703,230
FirstGroup PLC                                                             333,800                                    2,165,617

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        Value
Security                                                                    Shares                                    (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom (continued)
Friends Provident PLC                                                    1,281,000                                 $  4,291,609
Future PLC                                                                 757,900                                    1,164,485
Greene King PLC                                                             81,700                                    2,005,931
Greggs PLC                                                                  22,700                                    1,986,514
Hays PLC                                                                   662,600                                    1,665,666
HMV Group PLC                                                              214,000                                    1,012,215
Inchcape PLC                                                                68,200                                    2,554,894
ISOFT Group PLC                                                            190,106                                    1,250,430
Kelda Group PLC                                                            117,900                                    1,332,600
Kier Group PLC                                                             139,400                                    2,265,927
Laird Group PLC                                                            216,500                                    1,403,579
Mcbride PLC                                                                849,000                                    2,431,113
McCarthy & Stone PLC                                                       154,100                                    1,922,345
Next PLC                                                                    79,400                                    2,389,177
Northgate Information Solutions PLC*                                       933,000                                    1,194,746
Northgate PLC                                                              120,100                                    2,037,334
Peacock Group PLC                                                          223,000                                    1,088,504
Persimmon PLC                                                              101,200                                    1,445,106
Rexam PLC                                                                  237,500                                    2,131,147
Schroders PLC                                                               99,400                                    1,328,283
Shire Pharmaceuticals Group PLC                                            182,700                                    2,087,467
SIG PLC                                                                    197,200                                    2,320,230
Speedy Hire PLC                                                            231,100                                    2,817,374
Sportingbet PLC*                                                           222,600                                    1,140,953
The Carphone Warehouse PLC                                                 793,100                                    2,428,442
Travis Perkins PLC                                                          66,300                                    2,099,003
Tullow Oil PLC                                                             763,400                                    2,507,043
Ultra Electronics Holdings                                                 118,000                                    1,611,405
United Business Media PLC                                                  153,600                                    1,544,499
Victrex PLC                                                                149,000                                    1,191,273
Viridian Group PLC                                                         164,000                                    2,349,621
Whitbread PLC                                                               82,700                                    1,456,039
WS Atkins PLC                                                              161,000                                    1,950,602
Yell Group PLC                                                             140,000                                    1,251,625
                                                                                                                   ------------
                                                                                                                     86,207,697
                                                                                                                   ------------
TOTAL EQUITIES (Cost $323,787,985)                                                                                  398,917,743
                                                                                                                   ------------

PREFERRED STOCKS--1.2%
Fresenius AG*                                                               16,100                                    1,852,865
Henkel KGaA (a)*                                                            15,400                                    1,392,098
Rheinmetall AG (a)*                                                         28,400                                    1,509,062
                                                                                                                   ------------
TOTAL PREFERRED STOCKS (Cost $4,102,897)                                                                              4,754,025
                                                                                                                   ------------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                       Par              Value
Security                                                              Rate          Maturity          Value           (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.1%

U.S. Government--0.1%
U.S. Treasury Bill + (Cost $412,608)                                 2.730%         6/16/2005        $415,000      $    412,637
                                                                                                                   ------------

INVESTMENT OF CASH COLLATERAL--13.8%                                                                   Shares
                                                                                                     ----------
BlackRock Cash Strategies L.L.C (Cost $56,673,833)                                                   56,673,833      56,673,833
                                                                                                                   ------------
TOTAL UNAFFILIATED INVESTMENTS-- (Cost $384,977,323)                                                                460,758,238
                                                                                                                   ------------

AFFILIATED INVESTMENTS--1.7%
Dreyfus Institutional Preferred Plus ++ (Cost $7,186,055)                                                             7,186,055
                                                                                                                   ------------

TOTAL INVESTMENTS--113.7% (Cost $392,163,378)                                                                       467,944,293

LIABILITIES IN ACCESS OF OTHER ASSETS--(13.7%)                                                                      (56,530,691)
                                                                                                                   ------------
NET ASSETS--100%                                                                                                   $411,413,602
                                                                                                                   ============

Notes to Schedule of Investments:

(a) Security, or a portion of thereof, was on loan at 3/31/05.
*   Non-income producing security
+ Denotes all or part of security segregated as collateral.
++  Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

                                 Local
                                Principal              Contract          Value at           USD Amount          Unrealized
Contracts to Receive             Amount              Maturity Date     March 31, 2005       to Deliver          Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
Australian Dollar               420,000                4/1/2005         $  324,324         $  324,660             $  (336)
Swiss Franc                     320,000                4/1/2005            267,604            267,447                 157
British Pound                 1,710,000                4/1/2005          3,232,071          3,220,785              11,286
Japanese Yen                 90,000,000                4/1/2005            839,631            839,161                 470
Norwegian Krone                 830,000                4/1/2005            131,047            131,256                (209)
Swedish Krona                 1,960,000                4/1/2005            277,314            277,935                (621)
Singapore Dollar                734,000                4/1/2005            444,768            444,581                 187
                                                                        ----------         ----------             -------
                                                                        $5,516,759         $5,505,825             $10,934
                                                                        ==========         ==========             =======

At March 31, 2005 the Portfolio held the following futures contracts:

                                                                                    Underlying Face          Unrealized
Contract                               Position              Expiration Date        Amount at Value          Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
MSCI Pan-Euro (44 contracts)             Long                  6/14/2005              $1,047,433               $4,399
Topix Futures (3 contracts)              Long                  6/30/2005                 340,438                 (340)
                                                                                                               ------
                                                                                                               $4,059

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------


Assets
  Investments in securities, at value (Note 1A) (including securities on loan, valued at $53,869,881 (Note 6))
  Unaffiliated investments (cost $384,977,323)                                                                $460,758,238
  Affiliated investment (Note 1G) (cost $7,186,055)                                                              7,186,055
  Foreign currency, at value (cost $11,974,152)                                                                 11,752,353
  Receivable for securities sold                                                                                 1,274,030
  Interest and dividends receivable                                                                              1,359,008
  Receivable for variation margin on open financial futures contracts (Note 5)                                       6,189
  Appreciation on forward currency exchange contracts (Note 5)                                                      12,100
  Prepaid expenses                                                                                                   5,298
                                                                                                              ------------
    Total assets                                                                                               482,353,271

Liabilities
  Collateral for securities on loan (Note 6)                                               $56,673,833
  Payable for securities purchased                                                          14,187,796
  Depreciation on forward foreign currency exchange contracts (Note 5)                           1,166
  Accrued accounting, administration and custody fees (Note 2)                                  53,924
  Accrued Trustees' fees and expenses (Note 2)                                                   5,894
  Other accrued expenses and liabilities                                                        17,056
                                                                                           -----------
    Total liabilities                                                                                           70,939,669
                                                                                                              ------------
Net Assets (applicable to investors' beneficial interest)                                                     $411,413,602
                                                                                                              ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                          Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $271,160)                                                $2,401,806
  Interest income                                                                                                   90,675
  Securities lending income (Note 6)                                                                               151,315
    Total investment income                                                                                      2,643,796
                                                                                                                ----------

Expenses
  Investment advisory fee (Note 2)                                                         $ 1,561,650
  Accounting, administration and custody fees (Note 2)                                         147,020
  Professional fees                                                                             15,823
  Trustees' fees and expenses (Note 2)                                                          21,312
  Insurance expense                                                                              4,770
  Miscellaneous expenses                                                                         7,476
                                                                                            ----------
    Total expenses                                                                                               1,758,051
                                                                                                                ----------
      Net investment income                                                                                        885,745
                                                                                                                ----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                   13,209,255
    Futures contracts                                                                           55,235
    Foreign currency and forward foreign currency exchange contracts                          (483,141)
                                                                                           -----------
      Net realized gain                                                                                         12,781,349
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                   43,350,565
    Futures contracts                                                                           67,071
    Foreign currency and forward foreign currency exchange contracts                          (387,879)
                                                                                           -----------
    Net Change in unrealized appreciation (depreciation)                                                        43,029,757
                                                                                                               -----------
    Net realized and unrealized gain                                                                            55,811,106
                                                                                                               -----------
Net Increase in Net Assets from Operations                                                                     $56,696,851
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                    For the
                                                                Six Months Ended                            For the
                                                                 March 31, 2005                            Year Ended
                                                                  (Unaudited)                          September 30, 2004
                                                                ----------------                       ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                           $    885,745                            $  1,503,725
  Net realized gains                                                12,781,349                              18,879,636
  Change in net unrealized appreciation                             43,029,757                              15,368,956
                                                                  ------------                            ------------
  Net increase in net assets from operations                        56,696,851                              35,752,317
                                                                  ------------                            ------------

Capital Transactions
  Contributions                                                    161,574,875                             112,536,550
  Withdrawals                                                      (26,226,094)                            (18,465,788)
                                                                  ------------                            ------------
  Net increase in net assets from capital transactions             135,348,781                              94,070,762
                                                                  ------------                            ------------
Total Increase in Net Assets                                       192,045,632                             129,823,079
Net Assets
  At beginning of period                                           219,367,970                              89,544,891
                                                                  ------------                            ------------
  At end of period                                                $411,413,602                            $219,367,970
                                                                  ============                            ============

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                             Financial Highlights
--------------------------------------------------------------------------------

                                                                                                              For the period
                                                             For the                                         January 28, 2003
                                                         Six Months Ended                For the             (commencement of
                                                          March 31, 2005                 Year Ended           operations) to
                                                           (Unaudited)               September 30 2004      September 30, 2003
                                                         ----------------            -----------------      ------------------
Total Return +                                                21.75%(1)                   33.42%                   36.44%(1)
Ratios:
  Expenses (to average daily net assets)*                      1.12%(2)                    1.20%                    1.46%(2)
  Net Investment Income (to average daily net assets)*         0.57%(2)                    1.06%                    1.29%(2)
  Portfolio Turnover                                             28%(1)                      72%                      46%(1)
  Net Assets, End of Period (000's omitted)                $411,414                    $219,368                  $89,545

---------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                      N/A                         N/A                       1.49%(2)
  Net investment income                                         N/A                         N/A                       1.26%(2)

+ Total return for the Portfolio includes performance of The Boston Company International Small Cap Fund prior to its conversion to a master-feeder structure and contribution of its investments to the Portfolio. Total return would have been lower in the absence of expense waivers.
(1) Not annualized.
(2) Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

    The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

    At March 31, 2005, there were two funds, The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2005, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 89.7% and 10.3% interests in the Portfolio, respectively.

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio's shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

    If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

    Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. Securities transactions and income

    Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent amounts usually received or paid.

    C. Income taxes

    The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
    Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    D. Foreign currency transactions

    Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

    Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For financial statement purposes, such amounts are included in net realized gains or losses.

    E. Investment risk

    There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

F. Commitments and contingencies

    In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

G. Affiliated issuers

    Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

    The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio's average daily net assets. For the period ended March 31, 2005, the Portfolio paid $1,561,650 in investment advisory fees to TBCAM.

    The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $129,995 during the period ended March 31, 2005.

    The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio's lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3) Purchases and Sales of Investments:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2005 were $223,551,505 and $83,128,119, respectively. For the period ended March 31, 2005, the Portfolio did not purchase or sell any long-term U.S. government securities.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(4) Federal Taxes:

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

        Aggregate cost                       $335,489,546
                                             ============
        Gross unrealizedappreciation         $ 77,755,040
        Gross unrealized depreciation          (1,974,125)
                                             ------------
        Net unrealized appreciation          $ 75,780,915
                                             ============

(5) Financial Instruments:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

    The Portfolio may trade the following financial instruments with off-balance sheet risk:

    Options

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms. Premiums received from writing options which expire are treated as realized gains.

    Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold
    (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

    The Portfolio did not enter into option transactions during the period ended March 31, 2005.

    Forward currency exchange contracts

    The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio's foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

    At March 31, 2005, the Portfolio did not hold any forward currency exchange contracts.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

                   Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    Futures contracts

    The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

    At March 31, 2005, the Portfolio held futures contracts. See Schedule of Investments for further details.

(6) Security Lending:

    The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

    The Portfolio loaned securities during the period ended March 31, 2005 resulting in $151,315 of security lending income. At December 31, 2004, the Portfolio had securities valued at $53,869,881 on loan. See the Statement of Investments for further detail on the security positions on loan and collateral held.

(7) Line of Credit:

    The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the expense allocated to the Portfolio was $2,898.

    During the period ended March 31, 2005, the Portfolio did not use the line of credit.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that a fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company International Small Cap Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from TBCAM a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance (rather than the Portfolio alone), the addition of a new portfolio manager, as well as "fact sheets" prepared by TBCAM providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

(v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by TBCAM. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

                   Mellon Institutional Funds Master Portfolio
              The Boston Company International Small Cap Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to the portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that TBCAM had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board compared the relative investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the Fund's performance for the 1 and 3-year periods ended July 31, 2004 was 39.24% and 17.34%. The Trustees found that these results compared favorably with the Fund's peer group of similar funds, the average performance of which was 32.99% and 11.73% for the same periods.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to TBCAM. The Portfolio's contractual advisory fee was 1.00%, in the 2nd quintile (second lowest) of its peer group of funds, the median fee of which was 1.061%. The Portfolio's net advisory fee, after giving effect to fee waivers, was 0.738% and below the peer group median net advisory fee of 0.909%. Based on the factors discussed herein, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.391% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 1.413% notwithstanding the fact that most of the other funds in the peer group were larger than the Fund.

TBCAM's Profitability

The Board considered TBCAM's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish

                   Mellon Institutional Funds Investment Trust
                The Boston Company International Small Cap Fund

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Mellon") in managing the Portfolio and Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in recent years in operating many of the investment companies in the Mellon family of funds, including the Portfolio and Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that TBCAM had incurred losses in operating the Portfolio and the Fund in both 2002 and 2003.

Economies of Scale

While the Board recognized that economies of scale might be realized as the Fund grows, the Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                       Trustee
                                                                Principal            Portfolios in      Other        Remuneration
Name                                        Term of Office    Occupation(s)          Fund Complex   Directorships   (period ended
Address, and                Position(s)      and Length of     During Past            Overseen by      Held by         March 31,
Date of Birth             Held with Trust    Time Served         5 Years                Trustee        Trustee          2005)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming            Trustee        Trustee since   Chairman of the Board         31             None         Fund: $250
c/o Decision Resources,                     11/3/1986       and Chief Executive                                    Portfolio: $2,146
Inc.                                                        Officer, Decision
260 Charles Street                                          Resources, Inc.
Waltham, MA 02453
9/30/40

Caleb Loring III             Trustee        Trustee since   Trustee, Essex Street         31             None         Fund: $250
c/o Essex Street                            11/3/1986       Associates (family                                     Portfolio: $2,384
Associates                                                  investment trust office)
P.O. Box 181
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee        Trustee since   William Joseph Maier,         31             None         Fund: $250
c/o Harvard University                      9/13/1986       Professor of Political                                 Portfolio: $2,146
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee        Trustee since   Trustee, Mertens              31             None         Fund: $250
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                  Portfolio: $2,146
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee,          Since 2003      Senior Vice President         31             None         Fund: $0
Mellon Institutional      President                         and Chief Operating                                      Portfolio: $0
Asset Management          and Chief                         Officer,
One Boston Place          Executive                         Mellon Institutional
Boston, MA 02108          Officer                           Asset Management;
7/24/65                                                     formerly Vice President
                                                            and Chief Financial
                                                            Officer, Mellon
                                                            Institutional Asset
                                                            Management


Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                     Position(s)           and Length of                         Principal Occupation(s)
Date of Birth                  Held with Trust          Time Served                            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann              Vice President        Since 2003             Senior Vice President and Head of Operations
Mellon Institutional           and Secretary                                Mellon Institutional Asset Management, formerly
Asset Management                                                            First Vice President, Mellon Institutional Asset
One Boston Place                                                            Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President        Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional           and Treasurer         since 1999;            Mellon Institutional Asset Management
Asset Management                                     Treasurer              Institutional Asset
One Boston Place                                     since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland             Assistant Vice        Since 1996             Vice President and Manager, Mutual Funds Operations,
Mellon Institutional           President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren               Assistant Vice        Since 2001             Assistant Vice President and Manager,
Mellon Institutional           President                                    Shareholder Services, Mellon Institutional
Asset Management                                                            Asset Management since 2001;
One Boston Place                                                            Shareholder Representative,
Boston, MA 02108                                                            Standish Mellon Asset Management
1/19/71

Jan F. Jumet                   Chief                 Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest         Compliance                                   for Standish Mellon Asset Management Company LLC;
Management Company LLC         Officer                                      formerly Director of Compliance and Administration
One Boston Place                                                            and Chief Administration Officer for Standish Mellon
Boston, MA 02108                                                            Asset Management Company LLC, Senior
8/9/66                                                                      Vice President and Chief Administration Officer
                                                                            for Mellon Bond Associates, LLP, and
                                                                            First Vice President and Senior Sales Associate
                                                                            for Mellon Institutional Asset Management

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        Mellon Institutional Funds





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                                                      Mellon
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                                                      Mellon Institutional Funds

Semiannual Report                                   The Boston Company
                                                    Large Cap Core Fund
--------------------------------------------------------------------------------
March 31, 2005 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                            Expenses Paid
                                                  Beginning                         Ending                  During Period+
                                                Account Value                     Account Value            October 1, 2004
                                               October 1, 2004                   March 31, 2005           to March 31, 2005
-------------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                        $1,084.20                    $4.42
Hypothetical (5% return
 per year before expenses)                        $1,000.00                        $1,020.69                    $4.28

 + Expenses are equal to the Fund's annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).The Example reflects the combined expenses of the Fund and the Portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

             Portfolio Information as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  Percentage of
Top Ten Equity Holdings*                         Sector                             Net Assets
-------------------------------------------------------------------------------------------------
General Electric Corp.                           Industrial                             3.5
Exxon Mobil Corp.                                Energy                                 3.4
Citigroup, Inc.                                  Financial                              3.0
Microsoft Corp.                                  Technology                             2.7
Bank of America Corp.                            Financial                              2.5
International Business Machines Corp.            Technology                             2.4
Goldman Sachs Group, Inc.                        Financial                              2.1
Pfizer, Inc.                                     Healthcare                             2.0
Johnson & Johnson                                Healthcare                             2.0
Wachovia Corp.                                   Financial                              1.8
                                                                                       ----
                                                                                       25.4

* Excludes short-term investments.

                                             Percentage of
Economic Sector Allocation                     Net Assets
-------------------------------------------------------------
Basic Materials                                   2.9
Consumer Discretionary                           13.2
Consumer Staples                                  9.2
Energy                                            8.3
Financial                                        17.7
Health Care                                      14.2
Industrial                                       12.6
Technology                                       14.6
Telecommunication Service                         2.1
Utilities                                         3.0
Short-term and Net Other Assets                   2.2
                                                -----
                                                100.0

The Boston Company Large Cap Core Fund invests all of its investable assets in an interest of the Boston Company Large Cap Core Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Large Cap Core Portfolio ("Portfolio"), at value                          $57,808,812
  (Note 1A)
  Receivable for Fund shares sold                                                                                    700
  Prepaid expenses                                                                                                13,211
                                                                                                             -----------
    Total assets                                                                                              57,822,723
Liabilities
  Accrued transfer agent fees (Note 2)                                                       $2,319
  Payable for Fund shares redeemed                                                            3,253
  Professional fees                                                                           6,149
  Other accrued expenses and liabilities                                                      2,116
                                                                                             ------
    Total liabilities                                                                                             13,837
                                                                                                             -----------
Net Assets                                                                                                   $57,808,886
                                                                                                             ===========
Net Assets consist of:
  Paid-in capital                                                                                            $50,665,264
  Accumulated net realized gain                                                                                2,587,119
  Undistributed net investment income                                                                            222,695
  Net unrealized appreciation                                                                                  4,333,808
                                                                                                             -----------
Total Net Assets                                                                                             $57,808,886
                                                                                                             ===========
Shares of beneficial interest outstanding                                                                      1,521,704
                                                                                                             ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                            $     37.99
                                                                                                             ===========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                                    $  644,942
  Interest income allocated from Portfolio                                                                        10,689
  Expenses allocated from Portfolio                                                                             (207,266)
                                                                                                               ----------
    Net investment income allocated from Portfolio                                                               448,365

Expenses
  Transfer agent fees (Note 2)                                                           $    9,380
  Professional fees                                                                          16,636
  Registration fees                                                                           8,228
  Trustees' fees (Note 2)                                                                       498
  Insurance expense                                                                             506
  Miscellaneous expenses                                                                      3,564
                                                                                         ----------
    Total expenses                                                                                                38,812
                                                                                                              ----------
      Net investment income                                                                                      409,553
                                                                                                              ----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities                                                                 4,052,253
    Futures contracts                                                                        29,898
                                                                                         ----------
      Net realized gains                                                                                       4,082,151
  Change in unrealized appreciation (depreciation)
    on investments allocated from Portfolio on:
      Investment securities                                                                 217,476
      Futures contracts                                                                     (14,117)
                                                                                          ----------
        Net change in unrealized appreciation (depreciation)                                                     203,359
        Net realized and unrealized gain (loss) on investments                                                 4,285,510
                                                                                                              ----------
Net Increase in Net Assets from Operations                                                                    $4,695,063
                                                                                                              ==========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                For the
                                                                            Six Months Ended                    For the
                                                                             March 31, 2005                    Year Ended
                                                                              (Unaudited)                  September 30, 2004
                                                                            ----------------               ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                       $   409,553                    $   397,729
  Net realized gains (loss)                                                     4,082,151                      5,036,921
  Net change in unrealized appreciation                                           203,359                      2,262,590
                                                                              -----------                    -----------
  Net increase in net assets from operations                                    4,695,063                      7,697,240
                                                                              -----------                    -----------

Distributions to Shareholders (Note 1C)
  From net investment income                                                     (325,581)                      (568,427)
                                                                              -----------                    -----------
  Total distributions to shareholders                                            (325,581)                      (568,427)
                                                                              -----------                    -----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                              2,306,999                      6,450,338
  Value of shares issued to shareholders in reinvestment of distributions         236,396                        401,721
  Cost of shares redeemed                                                      (5,170,554)                   (22,063,953)
                                                                              -----------                    -----------
  Net decrease in net assets from Fund share transactions                      (2,627,159)                   (15,211,894)
                                                                              -----------                    -----------
Total Increase (Decrease) in Net Assets                                         1,742,323                     (8,083,081)

Net Assets
  At beginning of period                                                       56,066,563                     64,149,644
                                                                              -----------                    -----------
  At end of period (including undistributed
    net investment income of $222,695 and $138,723)                           $57,808,886                    $56,066,563
                                                                              ===========                    ===========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                      For the
                                                  Six Months Ended                   Year Ended September 30,
                                                   March 31, 2005   -----------------------------------------------------------
                                                    (Unaudited)       2004        2003        2002         2001         2000
                                                    -----------     -------     -------     -------       -------      -------
Net Asset Value, Beginning of Period                  $ 35.24       $ 31.43     $ 26.13     $ 34.00       $ 41.71      $ 37.79
                                                      -------       -------     -------     -------       -------      -------
From Operations:
  Net investment income* (1)                             0.27          0.23        0.36        0.32          0.39         0.29
  Net realized and unrealized gains (loss) on            2.69(2)       3.92(2)     5.30       (5.77)(2)     (2.77)        5.73
                                                      -------       -------     -------     -------       -------      -------
  investments
Total from operations                                    2.96          4.15        5.66       (5.45)        (2.38)        6.02
                                                      -------       -------     -------     -------       -------      -------
Less Distributions to Shareholders:
  From net investment income                            (0.21)        (0.34)      (0.36)      (0.21)        (0.29)       (0.23)
  From net realized gains on investments                   --            --          --       (2.21)        (5.04)       (1.87)
                                                      -------       -------     -------     -------       -------      -------
Total distributions to shareholders                     (0.21)        (0.34)      (0.36)      (2.42)        (5.33)       (2.10)
                                                      -------       -------     -------     -------       -------      -------
Net Asset Value, End of Period                         $37.99       $ 35.24     $ 31.43     $ 26.13       $ 34.00      $ 41.71
                                                      -------       -------     -------     -------       -------      -------
Total Return+                                            8.42%        13.23%      21.76%     (17.70)%       (7.18)%      16.52%
                                                      =======       =======     =======     =======       =======      =======
Ratios/Supplemental data:
  Expenses (to average daily net assets) (3)             0.85%++       0.83%       0.71%       0.71%         0.71%        0.71%
  Net Investment Income (to average daily net            1.42%++       0.67%       1.23%       0.96%         1.00%        0.76%
  assets)
  Net Assets, End of Period (000's omitted)           $57,809       $56,067     $64,150     $55,029       $75,489      $93,315

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share(1)                        N/A         $0.23       $0.29       $0.27         $0.38        $0.28
Ratios (to average daily net assets):
  Expenses (4)                                            N/A          0.84%       0.93%       0.83%         0.73%        0.73%
  Net investment income                                   N/A          0.66%       1.01%       0.84%         0.98%        0.74%

(1) Calculated based on average shares outstanding.
(2) Amount includes litigation proceeds received by the Portfolio of $0.02 for the period ended March 31, 2005, $0.02 for the year ended September 30, 2004 and.$0.06 for the year ended September 30, 2002. (3) Includes the Fund's share of the Portfolio's allocated expenses.
+ Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
++  Calculated on an annualized basis.


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Fund (the "Fund") is a separate diversified investment series of the Trust.

    The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest of The Boston Company Large Cap Core Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities in companies that appear to be undervalued relative to underlying business fundamentals. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2005 the Fund owned approximately 100% of the Portfolio's net assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    The Fund records its investment in the Portfolio at value based on the net asset value of the Portfolio. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. Securities transactions and income

    Investment transactions are recorded as of the trade date. Currently, the Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. The Fund's realized and unrealized gains and losses represent its share of the gains and losses of the Portfolio.

    C. Distributions to shareholders

    Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

    Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for wash sales, post-October losses and realized and unrealized gains or losses on futures.

    Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    D. Expenses

    The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Large Cap Core Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    E. Commitment and contingencies

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2) Investment Advisory Fee:

    The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $10,164 during the period ended March 31, 2005.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3) Investment Transactions:

    Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2005, aggregated $2,592,536 and $5,551,829, respectively. The Fund receives a proportionate share of the Portfolio's income, expenses, and realized and unrealized gains and losses based on applicable tax allocation rules. Book/tax differences arise when changes in proportionate interest for funds investing in the Portfolio occur. At March 31, 2005, unrealized appreciation (depreciation) on the Portfolio was allocated in the amount of $4,333,770 to the Fund and $1,219,888 to other entities previously invested in the Portfolio but since ceased operations.

(4) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                     For the                        For the
                                                                  Six Months Ended                 Year Ended
                                                                   March 31, 2005              September 30, 2004
                                                                  ----------------             ------------------
        Shares sold                                                    60,870                       185,329
        Shares issued to shareholders in reinvestment of                6,245                        11,699
        distributions
        Shares redeemed                                              (136,313)                     (647,475)
                                                                     --------                      --------
        Net decrease                                                  (69,198)                     (450,447)
                                                                     ========                      ========

    At March 31, 2005, three shareholders of record held approximately 15%, 14% and 12% of the total outstanding shares of the Fund, respectively. Investment activities of these shareholders could have a material impact on the Fund.

(5) Federal Taxes:

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

    See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                    Shares                                      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--97.9%

EQUITIES--97.8%
Basic Materials--2.9%
Alcoa, Inc.                                                                 17,100                                     $  519,669
Dow Chemical Co.                                                            12,900                                        643,065
El Du Pont de Nemours & Co.                                                  4,880                                        250,051
PPG Industries, Inc.                                                         4,180                                        298,954
                                                                                                                        1,711,739
Consumer Discretionary--13.2%
Advance Auto Parts, Inc.*                                                    8,450                                        426,303
Carnival Corp.                                                               9,750                                        505,148
Coach, Inc.*                                                                 9,330                                        528,358
Comcast Corp.*                                                              14,476                                        488,999
J.C. Penny Company, Inc.                                                     6,390                                        331,769
Marriott International, Class A                                              4,380                                        292,847
McDonalds Corp.                                                             23,800                                        741,132
Nordstrom, Inc.                                                             11,620                                        643,516
Omnicom Group                                                                3,470                                        307,164
Petco Animal Supplies, Inc.*                                                12,450                                        458,285
Staples, Inc.                                                               17,230                                        541,539
The Home Depot, Inc.                                                        12,120                                        463,469
Time Warner, Inc.*                                                          47,700                                        837,135
Viacom, Inc., Class B                                                        8,140                                        283,516
Walt Disney Co.                                                             27,520                                        790,650
                                                                                                                       ----------
                                                                                                                        7,639,830
                                                                                                                       ----------
Consumer Staples--9.2%
Altria Group, Inc.                                                          10,140                                        663,055
Archer-Daniels-Midland Co.                                                  11,290                                        277,508
Bunge Ltd.                                                                   5,680                                        306,038
CVS Corp.                                                                    5,850                                        307,827
Dean Foods Corp.*                                                           11,000                                        377,300
Diageo PLC ADR                                                               4,940                                        281,086
Estee Lauder Cos., Class A                                                   8,800                                        395,824
Gillette Co.                                                                12,570                                        634,534
Kellogg Co.                                                                  6,310                                        273,034
Procter & Gamble Co.                                                        17,100                                        906,300
Wal-Mart Stores, Inc.                                                       17,500                                        876,925
                                                                                                                       ----------
                                                                                                                        5,299,431
                                                                                                                       ----------


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                    Shares                                      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------

Energy--8.3%
Anadarko Petroleum Corp.                                                     2,370                                     $   180,357
BP PLC ADR                                                                   4,790                                         298,896
ChevronTexaco Corp.                                                          5,332                                         310,909
ConocoPhillips                                                               6,700                                         722,528
Devon Energy Corp.                                                          10,600                                         506,150
Exxon Mobil Corp.                                                           32,094                                       1,912,802
Transocean, Inc.*                                                            7,020                                         361,249
Weatherford International Ltd.*                                              8,500                                         492,490
                                                                                                                       -----------
                                                                                                                         4,785,381
                                                                                                                       -----------

Financial--17.7%
American Express Co.                                                         5,260                                         270,206
American International Group                                                 9,659                                         535,205
Ameritrade Holding Corp.*                                                   25,800                                         263,418
Bank of America Corp.                                                       32,500                                       1,433,250
CIT Group, Inc.                                                             12,890                                         489,820
Chubb Corp.                                                                  9,390                                         744,345
Citigroup, Inc.                                                             38,466                                       1,728,662
Freddie Mac                                                                  3,930                                         248,376
Franklin Resources, Inc.                                                    12,120                                         832,038
Goldman Sachs Group, Inc.                                                   10,900                                       1,198,891
Lehman Brothers Holdings, Inc.                                               6,660                                         627,106
Merrill Lynch & Co., Inc.                                                    4,600                                         260,360
Radian Group, Inc.                                                          11,600                                         553,784
Wachovia Corp.                                                              20,490                                       1,043,146
                                                                                                                       -----------
                                                                                                                        10,228,607
                                                                                                                       -----------

Health Care--14.2%
Andrx Corp.*                                                                12,990                                         294,483
Cephalon, Inc.*                                                              6,160                                         288,473
Charles River Laboratories*                                                  6,200                                         291,648
Fisher Scientific International                                              9,300                                         529,356
Hospira, Inc.*                                                               9,110                                         293,980
Johnson & Johnson                                                           16,540                                       1,110,826
Laboratory Corp. of America Holdings*                                        4,570                                         220,274
Manor Care, Inc.                                                             7,800                                         283,608
McKesson Corp.                                                               7,570                                         285,768
Medco Health Solutions*                                                      6,570                                         325,675
Pfizer, Inc.                                                                43,840                                       1,151,677
Sanofi-Aventis ADR                                                          13,600                                         575,824
Triad Hospitals*                                                             7,880                                         394,788
Waters Corp.*                                                                9,000                                         322,110


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                    Shares                                      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------

Health Care (continued)
WebMD Corp.*                                                                38,170                                     $  324,445
Wellpoint, Inc.*                                                             5,020                                        629,257
Wyeth                                                                       20,690                                        872,704
                                                                                                                       ----------
                                                                                                                        8,194,896
                                                                                                                       ----------

Industrial--12.6%
Danaher Corp.                                                               12,060                                        644,125
Deere & Co.                                                                  5,580                                        374,585
Eaton Corp.                                                                  6,560                                        429,024
FedEx Corp.                                                                  3,200                                        300,640
General Dynamics Corp.                                                       3,940                                        421,777
General Electric Corp.                                                      54,420                                      1,962,385
Manpower, Inc.                                                               6,380                                        277,658
Norfolk Southern Corp.                                                      18,000                                        666,900
Paccar, Inc.                                                                 3,010                                        217,894
Rockwell Automation, Inc.                                                    4,000                                        226,560
Ryder System, Inc.                                                           6,760                                        281,892
Textron, Inc.                                                                4,400                                        328,328
Tyco International Ltd.                                                     18,140                                        613,132
United Technologies Corp.                                                    5,500                                        559,130
                                                                                                                       ----------
                                                                                                                        7,304,030
                                                                                                                       ----------

Technology--14.6%
Alliance Data Systems Corp.*                                                12,900                                        521,160
Altera Corp.*                                                               18,630                                        368,501
Cisco Systems, Inc.*                                                        35,160                                        629,012
EMC Corp./Massachusetts                                                     55,970                                        689,550
Global Payments, Inc.                                                        5,080                                        327,609
Hewlett-Packard Co.                                                         28,140                                        617,392
Intel Corp.                                                                 40,720                                        945,926
International Business Machines Corp.                                       14,870                                      1,358,821
Microsoft Corp.                                                             62,400                                      1,508,208
Motorola, Inc.                                                              26,540                                        397,304
Texas Instruments, Inc.                                                     28,450                                        725,191
Verisign, Inc.*                                                             11,730                                        336,651
                                                                                                                       ----------
                                                                                                                        8,425,325
                                                                                                                       ----------

Telecommunication Service--2.1%
SBC Communications, Inc.                                                    21,200                                        502,228
Verizon Communications, Inc.                                                20,600                                        731,300
                                                                                                                       ----------
                                                                                                                        1,233,528
                                                                                                                       ----------


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                          Value
Security                                                                    Shares                                      (Note 1A)
------------------------------------------------------------------------------------------------------------------------------------

Utilities--3.0%
Constellation Energy Group, Inc.                                            13,600                                     $   703,120
P G & E Corp.                                                               18,700                                         637,670
Sempra Energy                                                               10,200                                         406,365
                                                                                                                       -----------
                                                                                                                         1,747,155
                                                                                                                       -----------
TOTAL EQUITIES (Cost $51,000,959)                                                                                       56,569,922
                                                                                                                       -----------

SHORT-TERM INVESTMENTS--0.1%                                     Rate             Maturity         Par Value
                                                                 ----             --------         ---------
U.S. Government--0.1%
U.S. Treasury Bill + (Cost $74,568)                              2.730%           6/16/2005          75,000                 74,573
                                                                                                                       -----------
TOTAL UNAFFILIATED INVESTMENT (Cost $51,075,527)                                                                        56,644,495
                                                                                                                       -----------

AFFILIATED INVESTMENTS--1.1%                                                                       Shares
                                                                                                   ------
Dreyfus Institutional Preferred Plus ++ (Cost $613,611)                                            613,611                 613,611
                                                                                                                       -----------

TOTAL INVESTMENTS--99.0% (Cost $51,689,138)                                                                             57,258,106

OTHER ASSETS, LESS LIABILITIES--1.0%                                                                                       550,706
                                                                                                                       -----------

NET ASSETS-100%                                                                                                        $57,808,812
                                                                                                                       ===========

Notes to Schedule of Investments:
ADR-American Depository Receipt
*  Non-income producing security.
+  Denotes all or part of security segregated as collateral.
++ Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following futures contracts:

                                                                                    Underlying Face            Unrealized
Contract                            Position                 Expiration Date        Amount at Value              (Loss)
-------------------------------------------------------------------------------------------------------------------------
S&P 500 (2 Contracts)                 Long                     6/1/2005               $607,250                 $(15,309)


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Unaffiliated investments, at value (Note 1A) (cost $51,075,527)                                           $56,644,495
  Affiliated investment, at value (Note 1A) (cost $613,611) (Note 1E)                                           613,611
  Receivable for investments sold                                                                               941,613
  Interest and dividends receivable                                                                              92,448
  Prepaid expenses                                                                                                2,352
                                                                                                            -----------
    Total assets                                                                                             58,294,519
Liabilities
  Payable for investments purchased                                                        $425,775
  Payable for variation margin on open futures contracts (Note 5)                               750
  Accrued accounting, administration and custody fees (Note 2)                               12,487
  Accrued Trustees' fees and expenses (Note 2)                                                4,816
  Other accrued expenses and liabilities                                                     41,879
                                                                                           --------
    Total liabilities                                                                                           485,707
                                                                                                            -----------
Net Assets (applicable to investors' beneficial interest)                                                   $57,808,812
                                                                                                            ===========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income                                                                                           $   644,942
  Interest income                                                                                                10,689
                                                                                                            -----------
    Total investment Income                                                                                     655,631

Expenses
  Investment advisory fee (Note 2)                                                         $  144,288
  Accounting, administration and custody fees (Note 2)                                         37,731
  Professional fees                                                                            11,841
  Trustees' fees and expenses (Note 2)                                                          6,479
  Insurance expense                                                                             4,552
  Miscellaneous expenses                                                                        2,375
                                                                                           ----------
    Total expenses                                                                                              207,266
                                                                                                            -----------
      Net investment income                                                                                     448,365
                                                                                                            -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                   4,052,253
    Futures contracts                                                                          29,898
                                                                                           ----------
      Net realized gain                                                                                       4,082,151
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                     217,476
    Futures contracts                                                                         (14,117)
                                                                                           ----------
      Net change in unrealized appreciation (depreciation)                                                      203,359
                                                                                                            -----------
      Net realized and unrealized gain                                                                        4,285,510
                                                                                                            -----------
Net Increase in Net Assets from Operations                                                                   $4,733,875
                                                                                                            ===========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended                     For the
                                                                     March 31, 2005                      Year Ended
                                                                       (Unaudited)                   September 30, 2004
                                                                     ----------------                ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment income                                                $   448,365                      $   457,631
  Net realized gains (losses)                                            4,082,151                        5,036,921
  Net change in unrealized appreciation (depreciation)                     203,359                        2,262,590
                                                                       -----------                      -----------
  Net increase in net assets from operations                             4,733,875                        7,757,142
                                                                       -----------                      -----------

Capital Transactions
  Contributions                                                          2,592,536                        6,813,122
  Withdrawals                                                           (5,551,782)                     (22,706,053)
                                                                       -----------                      -----------
  Net increase (decrease) in net assets from capital transactions       (2,959,246)                     (15,892,931)
                                                                       -----------                      -----------
Total Increase (Decrease) in Net Assets                                  1,774,629                       (8,135,789)

Net Assets
  At beginning of period                                                56,034,183                       64,169,972
                                                                       -----------                      -----------
  At end of period                                                     $57,808,812                      $56,034,183
                                                                       ===========                      ===========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                      For the
                                                  Six Months Ended                   Year Ended September 30,
                                                   March 31, 2005   -----------------------------------------------------------
                                                    (Unaudited)       2004        2003        2002         2001         2000
                                                    -----------     -------     -------     -------       -------      -------
Total Return +                                           8.55%(1)     13.34%      21.76%     (17.69)%        (7.11)%      16.59%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                0.72%++       0.72%       0.71%       0.70%          0.64%        0.64%
  Net Investment Income (to average daily net            1.55%++       0.77%       1.23%       0.97%          1.06%        0.83%
  assets)*
  Portfolio Turnover                                       44%+++        66%        104%         80%            62%          92%
  Net Assets, End of Period (000's omitted)           $57,809       $56,034     $64,170     $55,007       $124,213     $146,105

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                            N/A           N/A         0.77%       0.72%         N/A          N/A
  Net investment income                               N/A           N/A         1.17%       0.95%         N/A          N/A

(1) Returns for periods of less than one year have not been annualized.
+ Total return for the Portfolio has been calculated based on the total return for the Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of these waivers.
++  Calculated on an annualized basis.
+++ Not annualized.


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the state of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Large Cap Core Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

    At March 31, 2005, there was one fund, The Boston Company Large Cap Core Fund (the "Fund"), invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2005 was 100%.

    The objective of the Portfolio is long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity and equity-related securities of companies which appear to be undervalued relative to current earnings growth.

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. Securities transaction and income

    Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

    C. Income taxes

    The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
    Code) in order for its investor to satisfy them. The Portfolio allocates at least annually its net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

    D. Commitments and contingencies

    In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    E. Affiliated issuers

    Affiliated issuers represent other investment companies advised by The Boston Company Asset Management, LLC ("TBCAM") a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

(2) Investment Advisory Fee:

    The investment advisory fee paid to TBCAM for overall investment advisory and administrative services is paid monthly at the annual rate of 0.50% of the Portfolio's average daily net assets.

    The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio paid $37,443 during the period ended March 31, 2005.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3) Purchases and Sales of Investments:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2005, were $24,848,380 and $27,513,953, respectively. For the period ended March 31, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4) Federal Taxes:

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

                Aggregate Cost                       $51,689,138
                                                     ===========
                Gross unrealized appreciation          7,208,803
                Gross unrealized depreciation         (1,639,836)
                                                     -----------
                Net unrealized appreciation          $ 5,568,967
                                                     ===========

(5) Financial Instruments:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these instruments are set forth more fully in the Portfolio Trust's registration statement.

    The Portfolio may trade the following financial instruments with off-balance sheet risk:

    Options

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tends to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

    The Portfolio did not enter into any option transactions during the period ended March 31, 2005.

    Futures contracts

    The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

    At March 31, 2005, the Portfolio held futures contracts. See Schedule of Investments for further detail.

(6) Line of Credit:

    The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the expense allocated to the Portfolio was $1,177.

    During the period ended March 31, 2005, the Portfolio had average borrowings outstanding of $29,000 on a total of one day and incurred $3 of interest expense.

                   Mellon Institutional Funds Master Portfolio
                   The Boston Company Large Cap Core Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that a fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Large Cap Core Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from TBCAM a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance (rather than the Portfolio alone), the addition of a new portfolio manager, as well as "fact sheets" prepared by TBCAM providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

(v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by TBCAM. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to the portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that TBCAM had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board compared the relative investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the Fund's performance for the 1-, 3- and 5-year periods ended July 31, 2004 was 11.96%, 0.04% and 2.83%. The Board found that for the 1-and 3-year periods, the Fund had underperformed its peer group average return of 14.98% and 0.08%, respectively, but outperformed the peer group average return of 1.15% for the 5-year period.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to TBCAM. The Portfolio's contractual advisory fee was 0.50%, in the 1st (best) quintile of its peer group of funds, the median fee of which was 0.77%. The Portfolio's net advisory fee, after giving effect to fee waivers, was 0.28%, well below the peer group median net advisory fee of 0.662%. Based on the Lipper data, as well as other factors discussed herein, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual net expense ratio of 0.71% (after giving effect to expense limitations) was below the median net expense ratio of the peer group of 0.937% notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Large Cap Core Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

TBCAM's Profitability

The Board considered TBCAM's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish Mellon") in managing the Portfolio and Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in recent years in operating many of the investment companies in the Mellon family of funds, including the Portfolio and Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that TBCAM had incurred losses in operating the Portfolio and the Fund in both 2002 and 2003.

Economies of Scale

While the Board recognized that economies of scale might be realized as the Fund grows, the Trustees noted that the Fund's asset size fluctuated somewhat in recent years (between approximately $54 million and $65 million), and remained quite small relative to its peers. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                       Trustee
                                                                Principal            Portfolios in      Other        Remuneration
Name                                        Term of Office    Occupation(s)          Fund Complex   Directorships   (period ended
Address, and                Position(s)      and Length of     During Past            Overseen by      Held by         March 31,
Date of Birth             Held with Trust    Time Served         5 Years                Trustee        Trustee          2005)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming            Trustee        Trustee since   Chairman of the Board         31             None            Fund: $250
c/o Decision Resources,                     11/3/1986       and Chief Executive                                     Portfolio: $760
Inc.                                                        Officer, Decision
260 Charles Street                                          Resources, Inc.
Waltham, MA 02453
9/30/40

Caleb Loring III             Trustee        Trustee since   Trustee, Essex Street         31             None           Fund: $250
c/o Essex Street                            11/3/1986       Associates (family                                     Portfolio: $833
Associates                                                  investment trust office)
P.O. Box 181
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee        Trustee since   William Joseph Maier,         31             None           Fund: $250
c/o Harvard University                      9/13/1986       Professor of Political                                 Portfolio: $760
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee        Trustee since   Trustee, Mertens              31             None           Fund: $250
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                  Portfolio: $760
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee,          Since 2003      Senior Vice President         31             None             Fund: $0
Mellon Institutional      President                         and Chief Operating                                      Portfolio: $0
Asset Management          and Chief                         Officer,
One Boston Place          Executive                         Mellon Institutional
Boston, MA 02108          Officer                           Asset Management;
7/24/65                                                     formerly Vice President
                                                            and Chief Financial
                                                            Officer, Mellon
                                                            Institutional Asset
                                                            Management


Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                     Position(s)           and Length of                         Principal Occupation(s)
Date of Birth                  Held with Trust          Time Served                            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann              Vice President        Since 2003             Senior Vice President and Head of Operations
Mellon Institutional           and Secretary                                Mellon Institutional Asset Management, formerly
Asset Management                                                            First Vice President, Mellon Institutional Asset
One Boston Place                                                            Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President        Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional           and Treasurer         since 1999;            Mellon Institutional Asset Management
Asset Management                                     Treasurer              Institutional Asset
One Boston Place                                     since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland             Assistant Vice        Since 1996             Vice President and Manager, Mutual Funds Operations,
Mellon Institutional           President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren               Assistant Vice        Since 2001             Assistant Vice President and Manager,
Mellon Institutional           President                                    Shareholder Services, Mellon Institutional
Asset Management                                                            Asset Management since 2001;
One Boston Place                                                            Shareholder Representative,
Boston, MA 02108                                                            Standish Mellon Asset Management
1/19/71

Jan F. Jumet                   Chief                 Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest         Compliance                                   for Standish Mellon Asset Management Company LLC;
Management Company LLC         Officer                                      formerly Director of Compliance and Administration
One Boston Place                                                            and Chief Administration Officer for Standish Mellon
Boston, MA 02108                                                            Asset Management Company LLC, Senior
8/9/66                                                                      Vice President and Chief Administration Officer
                                                                            for Mellon Bond Associates, LLP, and
                                                                            First Vice President and Senior Sales Associate
                                                                            for Mellon Institutional Asset Management

THIS PAGE INTENTIONALLY LEFT BLANK

One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com
                                                                      0930SA0305

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                                   The Boston Company
                                                    Small Cap Value Fund
--------------------------------------------------------------------------------
March 31, 2005 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                            Expenses Paid
                                                  Beginning                          Ending                 During Period+
                                                Account Value                     Account Value            October 1, 2004
                                               October 1, 2004                   March 31, 2005           to March 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
Actual                                            $1,000.00                         $1,090.90                $5.79

Hypothetical (5% return
per year before expenses)                         $1,000.00                         $1,019.40                $5.59

----------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example reflects the combined expenses of the Fund and the Portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

             Portfolio Information as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Percentage of
Top Ten Holdings*                           Sector                                       Net Assets
------------------------------------------------------------------------------------------------------
Ralcorp Holdings, Inc.                      Consumer Staples                                1.9
The Brink's Co.                             Industrial                                      1.7
FMC Technologies, Inc.                      Energy                                          1.7
Arch Coal, Inc.                             Basic Materials                                 1.6
Laidlaw International, Inc.                 Industrial                                      1.6
Jones Lang Lasalle                          Financial                                       1.5
Knight Trading Group                        Financial                                       1.4
Aztar Corp.                                 Consumer Discretionary                          1.4
United Rentals, Inc.                        Industrial                                      1.3
Toro Co.                                    Consumer Discretionary                          1.2
                                                                                           ----
                                                                                           15.3

* Excluding short-term investments and investment of cash collateral.

                                             Percentage of
Economic Sector Allocation                     Net Assets
--------------------------------------------------------------
Basic Materials                                   6.5
Consumer Discretionary                           15.8
Consumer Staples                                  7.1
Energy                                            4.9
Financial                                        19.3
Health Care                                       8.0
Industrial                                       18.9
Technology                                       13.8
Telecommunication Service                         0.3
Utilities                                         3.3
Short-term and Net Other Assets                   2.1
                                                -----
                                                100.0

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of the Boston Company Small Cap Value Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                  Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap Value Portfolio ("Portfolio"), at value (Note 1A)                 $83,222,285
  Receivable for Fund shares sold                                                                                2,595,005
  Prepaid expenses                                                                                                  11,793
                                                                                                               -----------
    Total assets                                                                                                85,829,083

Liabilities
  Accrued transfer agent fees (Note 2)                                                         $ 3,028
  Accrued Trustees' fees (Note 2)                                                                  497
  Other accrued expenses and liabilities                                                        17,057
                                                                                               -------
    Total liabilities                                                                                               20,582
                                                                                                               -----------
Net Assets                                                                                                     $85,808,501
                                                                                                               -----------
Net Assets consist of:
  Paid-in capital                                                                                              $69,788,117
  Accumulated net realized gain                                                                                  3,761,001
  Accumulated net investment loss                                                                                  (40,201)
  Net unrealized appreciation                                                                                   12,299,584
                                                                                                               -----------
Total Net Assets                                                                                               $85,808,501
                                                                                                               ===========
Shares of beneficial interest outstanding                                                                        4,234,344
                                                                                                               ===========
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)                                                                              $     20.26
                                                                                                               ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                             Statement of Operations
              For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                                      $  301,014
  Interest income allocated from Portfolio                                                                          23,015
  Security lending income allocated from Portfolio                                                                   3,983
  Expenses allocated from Portfolio                                                                               (325,396)
                                                                                                                ----------
    Net investment income allocated from Portfolio                                                                   2,616

Expenses
  Transfer agent fees (Note 2)                                                                 $10,597
  Professional fees                                                                             17,540
  Registration fees                                                                             10,721
  Trustees' fees (Note 2)                                                                          935
  Insurance expense                                                                                486
  Miscellaneous expenses                                                                         5,384
                                                                                               -------
    Total expenses                                                                                                  45,663
                                                                                                                ----------
      Net investment loss                                                                                          (43,047)
                                                                                                                ----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities                                                                                        3,801,412
  Change in unrealized appreciation (depreciation) allocated from Portfolio on:
    Investment securities                                                                                        1,649,547
                                                                                                                ----------
      Net realized and unrealized gain (loss)                                                                    5,450,959
                                                                                                                ----------
Net Increase (Decrease) in Net Assets from Operations                                                           $5,407,912
                                                                                                                ==========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                     For the
                                                                                 Six Months Ended                For the
                                                                                  March 31, 2005                Year Ended
                                                                                   (Unaudited)              September 30, 2004
                                                                                 ----------------           ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment loss                                                               $   (43,047)               $  (127,820)
  Net realized gains                                                                  3,801,412                  9,973,051
  Change in net unrealized appreciation                                               1,649,547                  3,761,962
                                                                                    -----------                -----------
  Net increase in net assets from operations                                          5,407,912                 13,607,193
                                                                                    -----------                -----------

Distributions to Shareholders (Note 1C)
  From net realized gains on investments                                             (9,863,596)                (4,564,248)
                                                                                    -----------                -----------
  Total distributions to shareholders                                                (9,863,596)                (4,564,248)
                                                                                    -----------                -----------

Fund Share Transactions (Note 4)
  Net proceeds from sale of shares                                                   27,761,698                 11,834,111
  Value of shares issued to shareholders in reinvestment of distributions             8,437,601                  4,026,790
  Cost of shares redeemed                                                            (7,116,851)                (9,027,160)
                                                                                    -----------                -----------
  Net increase (decrease) in net assets from Fund share transactions                 29,082,448                  6,833,741
                                                                                    -----------                -----------
Total Increase in Net Assets                                                         24,626,764                 15,876,686

Net Assets
  At beginning of period                                                             61,181,737                 45,305,051
                                                                                    -----------                -----------
  At end of period (including undistributed
    net investment income (loss) of $(40,221) and $2,846)                           $85,808,501                $61,181,737
                                                                                    ===========                ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                                   For the Period
                                                     For the                                                      February 1, 2000
                                                 Six Months Ended             Year Ended September 30,              (commencement
                                                  March 31, 2005    ------------------------------------------    of operations) to
                                                  (Unaudited)         2004        2003        2002     2001(a)   September 30, 2000
                                                 ----------------   --------     -------    -------    -------   ------------------
Net Asset Value, Beginning of Period                $ 21.91          $ 18.49     $ 14.30    $ 13.86    $ 14.01         $11.05
                                                    -------          -------     -------    -------    -------         ------
From Operations:
  Net investment income* (1)                          (0.01)           (0.05)      (0.01)      0.05       0.10           0.04
  Net realized and unrealized
    gains (loss) on investments                        2.03             5.27        4.24       0.75       0.31           2.94
                                                    -------          -------     -------    -------    -------         ------
Total from operations                                  2.02             5.22        4.23       0.80       0.41           2.98
                                                    -------          -------     -------    -------    -------         ------
Less Distributions to Shareholders:
  From net investment income                             --               --       (0.02)     (0.04)     (0.06)         (0.02)
  From net realized gains on investments              (3.67)           (1.80)      (0.02)     (0.32)     (0.50)            --
                                                    -------          -------     -------    -------    -------         ------
Total distributions to shareholders                   (3.67)           (1.80)      (0.04)     (0.36)     (0.56)         (0.02)
                                                    -------          -------     -------    -------    -------         ------
Net Asset Value, End of Period                      $ 20.26          $ 21.91     $ 18.49    $ 14.30    $  3.86         $14.01
                                                    =======          =======     =======    =======    =======         ======
Total Return +                                         9.09%           29.92%      29.64%      5.43%      3.12%         26.98%
Ratios/Supplemental data:
  Expenses (to average daily net assets) (2)           1.11%++          1.18%       1.15%      1.00%      1.00%          1.00%++
  Net Investment Income (Loss)
    (to average daily net assets)                     (0.13)%++        (0.24)%     (0.05)%     0.32%      0.68%          0.50%++
  Portfolio Turnover (3)                                N/A              N/A          51%       164%       149%            71%+++
  Net Assets, End of Period (000's omitted)         $85,809          $61,182     $45,305    $35,934    $28,532         $3,764

--------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                     N/A              N/A      $(0.03)     $0.01      $0.05         $(0.26)
Ratios (to average daily net assets):
Expenses (2)                                            N/A              N/A        1.28%      1.24%      1.37%          4.51%++
Net investment income (loss)                            N/A              N/A       (0.18)%     0.08%      0.31%         (3.01)%++

(1) Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Portfolio's allocated expenses.
(3) Portfolio turnover represents activity while the Fund was investing directly in securities until January 27, 2003. The portfolio turnover ratio for the period since the Fund transferred substantially all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.
+ Total return would have been lower in the absence of expense waivers, returns for periods of less than one year have not been annualized.
++  Calculated on an annualized basis.
+++ Not annualized.

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Fund (the "Fund") is a separate diversified investment series of the Trust.

    The Fund invests all of its investable assets in an interest of The Boston Company Small Cap Value Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (88% at March 31, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. Securities transactions and income

    Securities transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Fund represent pro rata shares of the gain and losses of the Portfolio.

    C. Distributions to shareholders

    Distributions to shareholders are recorded on ex-dividend date. The Fund's dividends from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for realized and unrealized gains or losses on REITS and wash sales.

    Permanent book and tax basis differences will result in reclassifications among undistributed net investment income, accumulated net realized gain
    (loss) and paid in capital. Undistributed net investment income and accumulated net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    D. Expenses

    The majority of expenses of the Trust or Portfolio Trust are directly identifiable to an individual fund or portfolio. Expenses which are not readily identifiable to a specific fund or portfolio are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

    E. Commitments and contingencies

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

                   Mellon Institutional Funds Investment Trust
                     The Boston Company Small Cap Value Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2) Investment Advisory Fee and Other Transactions With Affiliates:

    The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM"), a wholly owned subsidiary of Mellon Institutional Asset Management, for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Drays Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $10,915 during the period ended March 31, 2005.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3) Investment Transactions:

    Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2005 aggregated $33,663,796 and $17,035,757, respectively.

(4) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                         For the                        For the
                                                     Six Months Ended                  Year Ended
                                                      March 31, 2005               September 30, 2004
                                                     ----------------              ------------------
        Shares sold                                      1,352,781                      566,701
        Shares issued to shareholders
          in reinvestment of distributions                 411,390                      215,710
        Shares redeemed                                   (332,545)                    (440,530)
                                                         ---------                     --------
        Net increase (decrease)                          1,431,626                      341,881
                                                         =========                     ========

    The Fund began imposing a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2005, the Fund did not collect any redemption fees.

(5) Federal taxes

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year.

    See the Portfolio's financial statements included elsewhere in this report for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                     Value
Security                                                                    Shares                                 (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------

UNAFFILIATED INVESTMENTS--105.3%

EQUITIES--97.9%
Basic Materials--6.5%
Arch Coal, Inc. (a)                                                         35,400                                 $ 1,522,554
Balchem Corp.                                                               15,700                                     365,025
Compass Minerals International, Inc.                                        22,600                                     575,170
FMC Corp.*                                                                  13,600                                     726,920
Florida Rock Industries, Inc.                                               11,000                                     647,020
Hercules, Inc.*                                                             46,100                                     667,528
NN, Inc.                                                                    32,600                                     401,632
RTI International Metals, Inc.*                                             31,700                                     741,780
Spartech Corp.                                                              29,300                                     581,605
                                                                                                                   -----------
                                                                                                                     6,229,234
                                                                                                                   -----------
Consumer Discretionary--15.8%
American Greetings Corp., Class A (a)                                       27,900                                     710,892
Aztar Corp.*                                                                44,800                                   1,279,488
Big 5 Sporting Goods Corp.                                                  28,400                                     701,480
Cache, Inc.*                                                                23,200                                     314,360
Charming Shoppes, Inc.*                                                     85,600                                     695,928
Gemstar-TV Guide International, Inc.*                                      136,600                                     594,210
Gray Television, Inc.                                                       36,400                                     526,708
Interface, Inc.*                                                            49,400                                     336,908
Jos A Bank Clothiers, Inc. (a)*                                             35,700                                   1,046,010
La-Z-Boy, Inc.                                                              39,100                                     544,663
Lifetime Hoan Corp.                                                         23,100                                     357,819
Matthews International Corp., Class A                                       11,700                                     383,292
The Men's Wearhouse, Inc.*                                                  14,100                                     595,161
The Reader's Digest Association                                             47,500                                     822,225
Regis Corp.                                                                 17,500                                     716,275
Saks, Inc.                                                                  33,800                                     610,090
School Specialty, Inc.*                                                     29,000                                   1,135,640
Stanley Furniture Co., Inc.                                                 11,600                                     548,448
Toro Co.                                                                    12,900                                   1,141,650
Wabtec Corp.                                                                26,500                                     542,985
The Yankee Candle Co. (a)                                                   31,000                                     982,700
Zale Corp.*                                                                 15,500                                     460,660
                                                                                                                   -----------
                                                                                                                    15,047,592
                                                                                                                   -----------

Consumer Staples--7.1%
Del Monte Foods Co.*                                                        81,100                                     879,935
Fresh Del Monte Produce                                                     24,300                                     741,636
Green Mountain Coffee Roasters*                                             16,000                                     384,000
J & J Snack Food Corp.                                                       9,100                                     426,153

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                     Value
Security                                                                    Shares                                 (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------
Lance, Inc.                                                                 30,100                                 $   483,707
Longs Drug Stores Corp.                                                     21,700                                     742,574
Performance Food Group Co.*                                                 41,100                                   1,137,648
Ralcorp Holdings, Inc.                                                      37,900                                   1,794,565
The Great Atlantic & Pacific Tea Co., Inc.*                                 11,400                                     169,860
                                                                                                                   -----------
                                                                                                                     6,760,078
                                                                                                                   -----------

Energy--4.9%
Dril-Quip, Inc.*                                                            20,900                                     642,466
FMC Technologies, Inc.                                                      47,100                                   1,562,778
Oil States International, Inc.*                                             39,400                                     809,670
Tetra Technologies*                                                         36,600                                   1,040,904
Universal Compression Holdings, Inc.*                                       16,200                                     613,494
                                                                                                                   -----------
                                                                                                                     4,669,312
                                                                                                                   -----------

Financial--19.3%
Alabama National Bancorp/Del                                                 8,200                                     507,498
Alexandria Real Estate Equities, Inc. REIT                                   9,600                                     618,048
Aspen Insurance Holdings Ltd.                                               36,600                                     922,686
Assured Guaranty Ltd.A121                                                   39,600                                     710,820
Boykin Lodging Co. REIT*                                                    36,400                                     346,892
Capital Automotive REIT                                                     23,900                                     791,568
Capital Trust, Inc., Class A REIT                                           18,700                                     620,466
Financial Federal Corp.                                                     15,300                                     541,161
First Republic Bank                                                         20,300                                     657,111
Horace Mann Educators Corp. (a)                                             29,500                                     523,330
Innkeepers USA Trust REIT                                                   49,400                                     637,754
ITLA Capital Corp.*                                                          8,200                                     409,672
Jones Lang Lasalle*                                                         29,900                                   1,394,835
Knight Trading Group (a)*                                                  136,900                                   1,319,716
Lasalle Hotel Properties REIT                                               18,900                                     549,045
Metris Cos., Inc.*                                                          63,800                                     739,442
Mission West Properties REIT                                                49,500                                     524,700
Pacific Capital BanCorp                                                     22,360                                     665,881
Provident Bancorp, Inc.                                                     31,900                                     390,456
Provident Bankshares Corp.                                                  17,800                                     586,688
Raymond James Financial, Inc.                                               34,000                                   1,030,200
Santander BanCorp                                                           13,200                                     347,556
Scottish Annuity & Life Holding                                             32,100                                     722,892
SL Green Realty Corp. REIT (a)                                              12,000                                     674,640
Southwest Bancorp of Texas, Inc.                                            50,100                                     919,335
Sterling Bancshares, Inc.*                                                  33,800                                     479,960
Sterling Financial Corp.*                                                   12,200                                     435,540
Summit Bancshares, Inc. (Texas)                                             19,800                                     337,590
                                                                                                                   -----------
                                                                                                                    18,405,482
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                     Value
Security                                                                    Shares                                 (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------
Health Care--8.0%
Amedisys, Inc.*                                                             35,200                                 $ 1,064,800
America Service Group, Inc.*                                                25,100                                     555,463
Andrx Corp.(a)*                                                             24,200                                     548,614
Apria Healthcare Group, Inc.*                                               12,200                                     391,620
Hooper Holmes, Inc.                                                         96,600                                     369,012
Magellan Health Services, Inc.*                                             14,200                                     483,510
Medicines Co.*                                                              25,500                                     577,830
Pediatrix Medical Group, Inc.*                                              11,600                                     795,644
Polymedia Corp.                                                             29,400                                     933,744
Res-Care, Inc.*                                                             54,400                                     680,544
Sierra Health Services*                                                     12,300                                     785,232
U.S. Physical Therapy, Inc.*                                                30,800                                     430,584
                                                                                                                   -----------
                                                                                                                     7,616,597
                                                                                                                   -----------

Industrial--18.9%
Bowne & Co., Inc. (a)                                                       61,300                                     921,952
The Brink's Co.                                                             45,900                                   1,588,140
C&D Technologies, Inc.                                                      30,800                                     309,540
Casella Waste Systems, Inc.*                                                35,400                                     468,342
Central Parking Corp.                                                       32,600                                     560,068
Chicago Bridge & Iron Co. N.V                                               21,900                                     964,257
CIRCOR International, Inc.                                                  19,200                                     473,280
Comfort Systems USA, Inc.*                                                  45,000                                     348,750
Courier Corp.                                                                9,400                                     492,936
Cubic Corp.                                                                 28,600                                     541,684
Esterline Technologies Corp.*                                               32,400                                   1,119,420
GSI Lumonics, Inc.*                                                         83,200                                     752,128
Granite Construction, Inc.                                                  30,000                                     788,100
Herley Industries, Inc.*                                                    35,900                                     614,249
Insituform Technologies, Inc.*                                              29,100                                     422,241
Labor Ready*                                                                34,400                                     641,560
Laidlaw International, Inc.*                                                72,300                                   1,503,840
McGrath RentCorp.                                                           27,800                                     649,964
Modtech Holdings, Inc.*                                                     49,700                                     422,450
Reliance Steel & Aluminum                                                   15,200                                     608,152
Simpson Manufacturing                                                       17,100                                     528,390
Source Interlink Cos., Inc.*                                                37,700                                     424,125
United Rentals, Inc.*                                                       58,000                                   1,172,180
Wabash National Corp.                                                       32,100                                     783,240
Waste Connections*                                                          27,100                                     941,725
                                                                                                                   -----------
                                                                                                                    18,040,713
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                     Value
Security                                                                    Shares                                 (Note 1A)
-------------------------------------------------------------------------------------------------------------------------------
Technology--13.8%
Anaren, Inc.*                                                                30,300                                $   367,539
Borland Software Corp.*                                                      84,300                                    684,516
C-COR, Inc.*                                                                 63,100                                    383,648
Comtech Telecommunications Corp.*                                            13,800                                    718,980
Cymer, Inc.*                                                                 24,800                                    663,896
Digi International, Inc.*                                                    44,100                                    605,052
EPIQ Systems, Inc.*                                                          26,600                                    345,268
EFunds Corp.*                                                                31,500                                    703,080
Electronics for Imaging, Inc.*                                               33,000                                    588,720
Foundry Networks, Inc.*                                                      42,100                                    416,790
Hutchinson Technology, Inc. (a)*                                             14,700                                    511,266
Informatica Corp.*                                                           49,500                                    409,365
Komag, Inc.*                                                                 24,900                                    556,515
Maxtor Corp.*                                                               126,800                                    674,576
McData Corp. (a)*                                                           119,400                                    450,138
NIC, Inc.*                                                                   90,700                                    432,639
Newport Corp.*                                                               41,000                                    594,090
Perot Systems Corp., Class A*                                                68,900                                    926,016
Phase Forward, Inc.*                                                         65,700                                    429,021
Photon Dynamics, Inc.*                                                       24,900                                    474,594
Progress Software Corp.*                                                     35,700                                    936,054
SafeNet, Inc.*                                                               21,200                                    621,372
Sybase, Inc.*                                                                35,000                                    646,100
                                                                                                                   -----------
                                                                                                                    13,139,235
                                                                                                                   -----------

Telecommunication Service--0.3%
Surewest Communications                                                      12,500                                    288,250
Utilities--3.3%
Cleco Corp.                                                                  43,800                                    932,940
PNM Resources, Inc.                                                          41,700                                  1,112,556
UGI Corp.                                                                    23,700                                  1,076,453
                                                                                                                   -----------
                                                                                                                     3,121,949
                                                                                                                   -----------
TOTAL EQUITIES (Cost $80,821,702)                                                                                   93,318,442
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                      Par              Value
Security                                                           Rate                 Maturity     Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--0.3%

U.S. Government--0.3%
U.S. Treasury Bill +                                               2.450%                4/7/2005    $120,000     $    119,951
U.S. Treasury Bill +                                               2.730                6/16/2005     150,000          149,146
                                                                                                                  ------------
TOTAL SHORT-TERM INVESTMENTS (cost $269,088)                                                                           269,097
                                                                                                                  ------------
INVESTMENT OF CASH COLLATERAL--7.1%                                                                   Shares
                                                                                                     ---------
BlackRock Cash Strategies L.L.C. (Cost $6,789,232)                                                   6,789,232       6,789,232
                                                                                                                  ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $87,880,022)                                                                  100,376,771
                                                                                                                  ------------
AFFILIATED INVESTMENTS--9.9%
Dreyfus Institutional Preferred Plus ++ (cost $9,404,680)                                            9,404,680       9,404,680
                                                                                                                  ------------
TOTAL INVESTMENTS--115.2% (cost $97,284,702)                                                                       109,781,451
                                                                                                                  ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(15.2%)                                                                     (14,522,086)
                                                                                                                  ------------
NET ASSETS--100%                                                                                                  $ 95,259,365
                                                                                                                  ============

Notes to Schedule of Investments:
ADR-American Depository Receipt
REIT--Real Estate Investment Trust
(a) Security, or a portion of thereof, was on loan at 3/31/05
*   Non-income producing security
+ Denotes all or part of security segregated as collateral for futures contracts.
++  Affiliated institutional money market fund.

At March 31, 2005 the Fund held the following futures contracts:

                                                                                    Underlying Face          Unrealized
Contract                                Position             Expiration Date        Amount at Value          Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (6 contracts)          Long                  6/16/2005              $1,851,750               $1,923

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $6,455,008 (Note 6))
    Unaffiliated investments (cost $87,880,022)                                                                 $100,376,771
    Affiliated investment (Note 1E) (cost $9,404,680)                                                              9,404,680
  Cash                                                                                                                   887
  Receivable for investments sold                                                                                    852,134
  Interest and dividends receivable                                                                                   75,886
  Prepaid expenses                                                                                                       975
                                                                                                                ------------
    Total assets                                                                                                 110,711,333

Liabilities
  Collateral for securities on loan (Note 6)                                                 $6,789,232
  Payable for investments purchased                                                           8,614,832
  Payable for margin variation                                                                   17,608
  Accrued accounting, administration and custody fees (Note 2)                                   12,621
  Accrued Trustees' fees and expenses (Note 2)                                                    3,005
  Other accrued expenses and liabilities                                                         14,670
                                                                                             ----------
    Total liabilities                                                                                             15,451,968
                                                                                                                ------------
Net Assets (applicable to investors' beneficial interest)                                                       $ 95,259,365
                                                                                                                ============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign with holding taxes of $356)                                                     $  340,020
  Interest income                                                                                                     26,298
  Securities lending income (Note 6)                                                                                   4,551
                                                                                                                  ----------
    Total investment Income                                                                                          370,869

Expenses
  Investment advisory fee (Note 2)                                                           $  303,955
  Accounting, administration and custody fees                                                    37,207
  Professional fees                                                                              14,784
  Trustees' fees and expenses (Note 2)                                                            6,818
  Insurance expense                                                                               4,195
  Miscellaneous expenses                                                                          1,336
                                                                                             ----------
    Total expenses                                                                                                   368,295
                                                                                                                  ----------
      Net investment income                                                                                            2,574
                                                                                                                  ----------
Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                     4,352,201
    Futures contracts                                                                           (25,502)
                                                                                              ----------
  Net realized gains                                                                                               4,326,699
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                     1,630,651
    Futures contracts                                                                             1,923
                                                                                              ---------
  Net change in unrealized appreciation (depreciation)                                                             1,632,574
                                                                                                                  ----------
    Net realized and unrealized gain (loss)                                                                        5,959,273
                                                                                                                  ----------
Net Increase (Decrease) in Net Assets from Operations                                                             $5,961,847
                                                                                                                  ==========

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended                      For the
                                                                      March 31, 2005                       Year Ended
                                                                       (Unaudited)                     September 30, 2004
                                                                     ----------------                  ------------------

Increase (Decrease) in Net Assets:

From Operations
  Net investment income (loss)                                        $      2,574                     $   (52,543)
  Net realized gains (losses)                                            4,326,699                      10,097,630
  Net change in net unrealized appreciation (depreciation)               1,632,574                       3,979,928
                                                                      ------------                     -----------
  Net increase (decrease) in net assets from operations                  5,961,847                      14,025,015
                                                                      ------------                     -----------
Capital Transactions
  Contributions                                                         41,078,898                      21,855,319
  Withdrawals                                                          (18,093,322)                    (14,941,264)
                                                                      ------------                     -----------
  Net increase (decrease) in net assets from capital transactions       22,985,574                       6,914,055
                                                                      ------------                     -----------
  Total Increase (Decrease) in Net Assets                               28,947,421                      20,939,070

Net Assets
  At beginning of period                                                66,311,942                      45,372,872
                                                                      ------------                     -----------
  At end of period                                                    $ 95,259,365                     $66,311,942
                                                                      ============                     ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                                                                            For the period
                                                                For the                                     January 28, 2003
                                                            Six Months Ended           For the              (commencement of
                                                             March 31, 2005           Year Ended             operations) to
                                                              (Unaudited)         September 30, 2004       September 30, 2003
                                                            ----------------      ------------------       ------------------
Total Return +                                                    9.23%(1)              30.07%                  29.85%(1)
Ratios/Supplemental data:
Expenses (to average daily net assets)*                           0.97%(2)               1.03%                   1.10%(2)
Net Investment Income (Loss) (to average daily net assets)*       0.01%(2)              (0.10)%                 (0.07)%(2)
Portfolio Turnover                                                  36%(1)                123%                    102%(1)
Net Assets, End of Period (000's omitted)                      $95,259                 $66,312                $45,373

---------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If the voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
Expenses                                                           N/A                     N/A                   1.10%(2)
Net investment income (loss)                                       N/A                     N/A                  (0.07)%(2)

 + Total return for the Portfolio has been calculated based on the total return for the investor Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial statements. Total return would have been lower in the absence of expense waivers.
(1) Not annualized.
(2) Computed on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Value Portfolio (the "Portfolio"), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

    The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

    At March 31, 2005, there were two funds, The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the "Funds"). The value of the Funds' investment in the Portfolio reflects the Funds' proportionate interests in the net assets of the Portfolio. At March 31, 2005, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 88% and 12% interests in the Portfolio, respectively.

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. Securities transactions and income

    Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost, when the amount of return of capital is conclusively determined.

    C. Income taxes

    The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
    Code) in order for its investors to satisfy them. The Portfolio allocates at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

    D. Commitments and contingencies

    In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

              Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    E. Affiliated issuers:

    Affiliated issuers represent investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

    (2) Investment Advisory and Other Transactions With Affiliates:

    The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

    The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide a custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio paid $38,592 during the period ended March 31, 2005.

    The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

    (3) Purchases and Sales of Investments:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2005 were $48,874,469 and 27,077,106, respectively. For the period ended March 31, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

    (4) Federal Taxes:

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

                Aggregate cost                       $90,495,469
                                                     ===========
                Gross unrealized appreciation        $14,051,775
                Gross unrealized depreciation         (1,555,026)
                                                     -----------
                Net unrealized appreciation          $12,496,749
                                                     ===========

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    (5) Financial Instruments:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

    The Portfolio may trade the following financial instruments with off-balance sheet risk:

    Options

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms.

    Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

    The Portfolio did not enter into option transactions during the period ended March 31, 2005.

    Futures contracts

    The Portfolio may enter into futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

    At March 31, 2005, the Portfolio held futures contracts. See the Schedule of Investments for further details.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    (6) Security Lending:

    The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

    The Portfolio loaned securities during the period ended March 31, 2005 resulting in security lending income of $4,551. At March 31, 2005, the Portfolio had securities valued at $6,455,008 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

    (7) Line of Credit:

    The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the facility fee was $1,048 for the Portfolio.

    During the period ended March 31, 2005, the Portfolio had average borrowings outstanding of $66,714 on a total of seven days and incurred $27 of interest expense.

                  Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that a fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Value Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from TBCAM a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance (rather than the Portfolio alone), as well as "fact sheets" prepared by TBCAM providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

(v) Other Benefits: The benefits flowing to Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by TBCAM. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Value Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to the portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that TBCAM had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board compared the relative investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the Fund's performance for the 1 and 3-year periods ended July 31, 2004 was 25.83% and 13.52%. The Trustees found that these results compared favorably with the Fund's peer group of similar funds, the average performance of which was 22.00% and 9.42% for the same periods.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to TBCAM. The Portfolio's contractual advisory fee was 0.80%, in the 3rd quintile of its peer group of funds, the median fee of which was 0.82%. The Portfolio's net advisory fee, after giving effect to fee waivers, was 0.667%, below the peer group median net advisory fee of 0.79%. Based on the Lipper data, as well as other factors discussed herein, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board considered the Fund's (rather than solely the Portfolio's) expense ratio and compared it to that of its peer group of similar funds. The Board found that the Fund's actual net expense ratio of 1.15% (after giving effect to expense limitations) was higher than the median net expense ratio of the peer group of 1.117%. The Board observed, however, that most of the other funds in the peer group were larger than the Fund.

TBCAM's Profitability

The Board considered TBCAM's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Value Fund

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Mellon") in managing the Portfolio and Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in recent years in operating many of the investment companies in the Mellon family of funds, including the Portfolio and Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that TBCAM had incurred losses in operating the Portfolio and the Fund in both 2002 and 2003.

Economies of Scale

While the Board recognized that economies of scale might be realized as the Fund grows, and noted that the Fund had increased in size in recent years, they also observed that, at approximately $103 million, it remained small relative to its peers. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                       Trustee
                                                                Principal            Portfolios in      Other        Remuneration
Name                                        Term of Office    Occupation(s)          Fund Complex   Directorships   (period ended
Address, and                Position(s)      and Length of     During Past            Overseen by      Held by         March 31,
Date of Birth             Held with Trust    Time Served         5 Years                Trustee        Trustee          2005)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming            Trustee        Trustee since   Chairman of the Board         31             None            Fund: $250
c/o Decision Resources,                     11/3/1986       and Chief Executive                                     Portfolio: $785
Inc.                                                        Officer, Decision
260 Charles Street                                          Resources, Inc.
Waltham, MA 02453
9/30/40

Caleb Loring III             Trustee        Trustee since   Trustee, Essex Street         31             None           Fund: $250
c/o Essex Street                            11/3/1986       Associates (family                                     Portfolio: $863
Associates                                                  investment trust office)
P.O. Box 181
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee        Trustee since   William Joseph Maier,         31             None           Fund: $250
c/o Harvard University                      9/13/1986       Professor of Political                                 Portfolio: $785
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee        Trustee since   Trustee, Mertens              31             None           Fund: $250
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                  Portfolio: $785
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee,          Since 2003      Senior Vice President         31             None             Fund: $0
Mellon Institutional      President                         and Chief Operating                                      Portfolio: $0
Asset Management          and Chief                         Officer,
One Boston Place          Executive                         Mellon Institutional
Boston, MA 02108          Officer                           Asset Management;
7/24/65                                                     formerly Vice President
                                                            and Chief Financial
                                                            Officer, Mellon
                                                            Institutional Asset
                                                            Management


Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                     Position(s)           and Length of                         Principal Occupation(s)
Date of Birth                  Held with Trust          Time Served                            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann              Vice President        Since 2003             Senior Vice President and Head of Operations
Mellon Institutional           and Secretary                                Mellon Institutional Asset Management, formerly
Asset Management                                                            First Vice President, Mellon Institutional Asset
One Boston Place                                                            Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President        Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional           and Treasurer         since 1999;            Mellon Institutional Asset Management
Asset Management                                     Treasurer              Institutional Asset
One Boston Place                                     since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland             Assistant Vice        Since 1996             Vice President and Manager, Mutual Funds Operations,
Mellon Institutional           President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren               Assistant Vice        Since 2001             Assistant Vice President and Manager,
Mellon Institutional           President                                    Shareholder Services, Mellon Institutional
Asset Management                                                            Asset Management since 2001;
One Boston Place                                                            Shareholder Representative,
Boston, MA 02108                                                            Standish Mellon Asset Management
1/19/71

Jan F. Jumet                   Chief                 Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest         Compliance                                   for Standish Mellon Asset Management Company LLC;
Management Company LLC         Officer                                      formerly Director of Compliance and Administration
One Boston Place                                                            and Chief Administration Officer for Standish Mellon
Boston, MA 02108                                                            Asset Management Company LLC, Senior
8/9/66                                                                      Vice President and Chief Administration Officer
                                                                            for Mellon Bond Associates, LLP, and
                                                                            First Vice President and Senior Sales Associate
                                                                            for Mellon Institutional Asset Management

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[Logo] Mellon
       --------------------------
       Mellon Institutional Funds



One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com
                                                                      0944SA0305

                                               [LOGO] Mellon
                                                      --------------------------
                                                      Mellon Institutional Funds

Semiannual Report                       The Boston Company Small Cap Growth Fund
                                        (Institutional and Service Class Shares)
--------------------------------------------------------------------------------
March 31, 2005 (Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Commencing with the fiscal quarter ending December 31, 2004, the Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, 2004, visit the SEC's web site at http://www.sec.gov. You may also call 1-800-221-4795 to request a free copy of the proxy voting guidelines.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                     Shareholder Expense Example (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2004 to March 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000.00=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                                           Expenses Paid
                                                   Beginning                       Ending                  During Period+
                                                  Account Value                  Account Value             October 1, 2004
Institutional Class                              October 1, 2004                 March 31, 2005           to March 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                       $1,089.00                   $6.25
Hypothetical (5% return per year
before expenses)                                    $1,000.00                       $1,018.95                   $6.04

-------------
+ Expenses are equal to the Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example reflects the combined expenses of the Fund and the Portfolio in which it invests all its assets.

                                                                                                            Expenses Paid
                                                   Beginning                       Ending                   During Period+
                                                  Account Value                  Account Value             October 1, 2004
Service Class                                    October 1, 2004                 March 31, 2005           to March 31, 2005
-----------------------------------------------------------------------------------------------------------------------------
Actual                                              $1,000.00                       $1,087.90                   $7.55
Hypothetical (5% return per year
before expenses)                                    $1,000.00                       $1,017.70                   $7.29

 + Expenses are equal to the Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example reflects the combined expenses of the Fund and the Portfolio in which it invests all its assets.

                   Mellon Institutional Funds Master Portfolio
                 The Boston Company Small Cap Growth Portfolio

             Portfolio Information as of March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                       Percentage of
Top Ten Equity Holdings*                      Sector                                     Net Assets
------------------------------------------------------------------------------------------------------
Covance, Inc.                                 Health Care                                   2.2
Respironics, Inc.                             Health Care                                   2.1
Lions Gate Entertainment Corp.                Consumer Discretionary                        1.9
Matria Healthcare, Inc.                       Health Care                                   1.8
Fisher Scientific International               Health Care                                   1.8
Oil States International, Inc.                Energy                                        1.7
Consol Energy, Inc.                           Basic Materials                               1.6
FMC Technologies, Inc.                        Energy                                        1.6
Waste Connections                             Industrials                                   1.4
Peet's Coffee & Tea, Inc.                     Consumer Staples                              1.4
                                                                                           ----
                                                                                           17.5

* Excludes short-term investments and investments of cash collateral.

                                             Percentage of
Economic Sector Allocation                     Net Assets
-------------------------------------------------------------
Basic Materials                                   4.0
Consumer Discretionary                           17.5
Consumer Staples                                  4.1
Energy                                            7.3
Financial                                         7.1
Healthcare                                       20.3
Industrial                                       14.7
Technology                                       18.4
Utilities                                         2.6
Short-term and Net Other Assets                   4.0
                                                -----
                                                100.0

The Boston Company Small Cap Growth Fund invests all of its investable assets in an interest of the Boston Company Small Cap Growth Portfolio (See Note 1 of the Fund's Notes to Financial Statements). The Portfolio is actively managed. Current holdings may be different than those presented above.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in The Boston Company Small Cap
    Growth Portfolio ("Portfolio"), at value (Note 1A)                                                      $ 34,422,429
  Receivable for Fund shares sold                                                                                    200
  Prepaid expenses                                                                                                16,395
                                                                                                            ------------
    Total assets                                                                                              34,439,024
Liabilities
  Payable for Fund shares redeemed                                        $238,119
  Accrued service fees--Service Class (Note 3)                               9,130
  Accrued Trustees' fees (Note 2)                                            2,049
  Accrued transfer agent fees (Note 2)                                       1,651
  Other accrued expenses and liabilities                                    26,498
    Total liabilities                                                     --------
                                                                                                                 277,447
                                                                                                            ------------
Net Assets                                                                                                  $ 34,161,577
                                                                                                            ============
Net Assets consist of:
  Paid-in capital                                                                                           $ 47,965,052
  Accumulated net realized loss                                                                              (17,985,657)
  Accumulated net investment loss                                                                               (114,754)
  Net unrealized appreciation                                                                                  4,296,936
                                                                                                            ------------
Total Net Assets                                                                                            $ 34,161,577
                                                                                                            ============
Net Assets Attributable to:
  Institutional Class                                                                                       $ 19,200,974
                                                                                                            ============
  Service Class                                                                                             $ 14,960,603
                                                                                                            ============
Shares of beneficial interest outstanding
  Institutional Class                                                                                            464,555
                                                                                                            ============
  Service Class                                                                                                  366,227
                                                                                                            ============
Net Asset Value, offering and redemption price per share
  (Net Assets/Shares outstanding)
  Institutional Class                                                                                       $      41.33
                                                                                                            ============
  Service Class                                                                                             $      40.85
                                                                                                            ============

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Statement of Operations
              For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income allocated from Portfolio                                                                   $    88,399
  Interest income allocated from Portfolio                                                                        22,417
  Expenses allocated from Portfolio                                                                             (201,192)
                                                                                                             -----------
    Net investment loss allocated from Portfolio                                                                 (90,376)

Expenses
  Professional fees                                                       $   16,936
  Registration fees                                                           16,948
  Service Fees--Service Class (Note 3)                                        18,611
  Transfer agent fees--Institutional Class (Note 2)                            5,371
  Transfer agent fees--Service Class (Note 2)                                  1,435
  Trustees' fees (Note 2)                                                        994
  Insurance expense                                                              379
  Miscellaneous expenses                                                      12,321
                                                                          ----------
    Total expenses                                                            72,995

Deduct:
  Reimbursement of Fund operating expenses--Institutional Class (Note 2)     (29,112)
  Reimbursement of Fund operating expenses--Service Class (Note 2)           (19,505)
                                                                          ----------
    Total expense deductions                                                 (48,617)
                                                                          ----------
      Net expenses                                                                                                24,378
                                                                                                             -----------
        Net investment loss                                                                                     (114,754)
                                                                                                             -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) allocated from Portfolio on:
    Investment securities                                                  2,444,230
    Futures contracts                                                         62,413
                                                                          ----------
      Net realized gain                                                                                        2,506,643
  Change in unrealized appreciation (depreciation)
    on investments allocated from Portfolio on:
      Investment securities                                                  507,984
      Futures contracts                                                      (22,030)
                                                                          ----------
        Net change in net unrealized appreciation (depreciation)                                                 485,954
                                                                                                             -----------
  Net realized and unrealized gain (loss) on investments                                                       2,992,597
                                                                                                             -----------
Net Increase in Net Assets from Operations                                                                   $ 2,877,843
                                                                                                             ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

            Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     For the
                                                                  Six Months Ended                       For the
                                                                   March 31, 2005                       Year Ended
                                                                    (Unaudited)                      September 30, 2004
                                                                  ----------------                   ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment loss                                                $  (114,754)                       $  (333,479)
  Net realized gains                                                   2,506,643                          4,987,476
  Net change in net unrealized appreciation                              485,954                            378,758
                                                                     -----------                        -----------
  Net increase in net assets from operations                           2,877,843                          5,032,755
                                                                     -----------                        -----------

Fund Share Transactions (Note 5)
  Net proceeds from sale of shares
    Institutional Class                                                  891,503                          1,679,964
    Service Class                                                      1,898,195                          7,576,844
  Redemption fees credited to capital
    Institutional Class                                                      199                                 51
  Cost of shares redeemed
    Institutional Class                                               (1,571,597)                        (8,131,829)
    Service Class                                                     (2,668,124)                        (3,512,445)
                                                                     -----------                        -----------
  Net decrease in net assets from Fund share transactions             (1,449,824)                        (2,387,415)
                                                                     -----------                        -----------
Total Increase in Net Assets                                           1,428,019                          2,645,340

Net Assets
  At beginning of period                                              32,733,558                         30,088,218
                                                                     -----------                        -----------
  At end of period (including undistributed
  net investment income (loss) of $(114,754) and $0)                 $34,161,577                        $32,733,558
                                                                     ===========                        ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Financial Highlights--Institutional Class
--------------------------------------------------------------------------------

                                                      For the
                                                  Six Months Ended                   Year Ended September 30,
                                                   March 31, 2005   -----------------------------------------------------------
                                                    (Unaudited)       2004        2003        2002         2001         2000
                                                    -----------     -------     -------     -------       -------      -------
Net Asset Value, Beginning of Period                  $ 37.95       $ 32.41     $ 24.78     $ 29.28       $ 60.87      $ 38.28
                                                      -------       -------     -------     -------       -------      -------
From Operations:
  Net investment income* (1)                            (0.12)        (0.33)      (0.11)      (0.16)        (0.19)       (0.43)
  Net realized and unrealized gains (loss) on
  investments                                            3.50          5.87(3)     7.74(3)    (4.34)(3)    (25.66)       26.82
                                                      -------       -------     -------     -------       -------      -------
Total from operations                                    3.38          5.54        7.63       (4.50)       (25.85)       26.39
                                                      -------       -------     -------     -------       -------      -------
Less Distributions to Shareholders:
  From net realized gains on investments                   --            --          --          --         (5.74)       (3.80)
                                                      -------       -------     -------     -------       -------      -------
Total distributions to shareholders                        --            --          --          --         (5.74)       (3.80)
                                                      -------       -------     -------     -------       -------      -------
Net Asset Value, End of Period                        $ 41.33       $ 37.95     $ 32.41     $ 24.78       $ 29.28      $ 60.87
                                                      =======       =======     =======     =======       =======      =======
Total Return +                                           8.90%        17.09%      30.79%     (15.37)%      (45.36)%      71.60%
Ratios/Supplemental data:
  Expenses (to average daily net assets) (2)             1.20%++       1.18%       1.00%       1.00%         1.00%        0.98%
  Net Investment Income (to average daily net           (0.56)%++     (0.87)%     (0.42)%     (0.52)%       (0.48)%      (0.70)%
  assets)
  Net Assets, End of Period (000's omitted)           $19,201       $18,274     $21,168     $18,780       $31,365      $82,840

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income per share (1)                    $(0.18)       $(0.40)     $(0.30)    $ (0.25)      $ (0.28)         N/A
Ratios (to average daily net assets):
  Expenses (2)                                           1.50%++       1.37%       1.66%       1.29%         1.20%         N/A
  Net investment income                                 (0.86)%++     (1.06)%     (1.08)%     (0.81)%       (0.68)%        N/A

(1) Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Portfolio's allocated expenses.
(3) Amounts include litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
+ Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
++  Calculated on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                       Financial Highlights--Service Class
--------------------------------------------------------------------------------


                                                                                                               For the Period
                                                 For the                                                         May 8, 2000
                                             Six Months Ended             Year Ended September 30,              (commencement
                                              March 31, 2005   ---------------------------------------------  of operations) to
                                               (Unaudited)       2004        2003        2002         2001(a) September 30, 2000
                                               -----------     -------     -------     -------       -------  ------------------
Net Asset Value, Beginning of the year           $ 37.55       $ 32.16      $24.65     $29.19        $60.83        $59.04
                                                 -------       -------      ------     ------        ------        ------
From Investment Operations:
  Net investment income* (1)                       (0.16)        (0.41)      (0.19)     (0.23)        (0.29)        (0.21)
  Net realized and unrealized gains
    (loss) on investments                           3.46          5.80(3)     7.70(3)   (4.31)(3)    (25.63)         2.00
                                                 -------       -------      ------     ------        ------        ------
Total from investment operations                    3.30          5.39        7.51      (4.54)       (25.92)         1.79
                                                 -------       -------      ------     ------        ------        ------
Less Distributions to Shareholders:
  From net realized gains on investments              --            --          --         --         (5.72)           --
                                                 -------       -------      ------     ------        ------        ------
Total distributions to shareholders                   --            --          --         --         (5.72)           --
                                                 -------       -------      ------     ------        ------        ------
Net Asset Value, End of Period                   $ 40.85       $ 37.55      $32.16     $24.65        $29.19        $60.83
                                                 =======       =======      ======     ======        ======        ======
Total Return +                                      8.79%        16.76%      30.47%    (15.55)%      (45.49)%        3.03%
Ratios/Supplemental data:
  Expenses (to average daily net assets) (2)        1.45%++       1.43%       1.25%      1.25%         1.25%         1.23%++
  Net Investment Income (Loss)
    (to average daily net assets)                  (0.80)%++     (1.12)%     (0.68)%    (0.74)%       (0.75)%       (0.84)%++
  Net Assets, End of Period (000's               $14,961       $14,460      $8,921     $5,718        $6,156        $8,031
    omitted)

* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Net investment income (loss) per share (1)             $(0.22)       $(0.51)     $(0.40)     $(0.35)       $(0.41)      $(0.24)
Ratios (to average daily net assets):
      Expenses (2)                                       1.71%++       1.70%       2.00%       1.66%         1.55%        1.36%++
      Net investment income                             (1.06)%++     (1.38)%     (1.43)%     (1.15)%       (1.05)%      (0.97)%++

(1) Calculated based on average shares outstanding.
(2) Includes the Fund's share of the Portfolio's allocated expenses.
(3) Amounts include litigation proceeds received by the Fund of $0.06 for the year ended September 30, 2004, less than $0.01 for the year ended September 30, 2003, and $0.01 for the year ended September 30, 2002.
+ Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
++  Calculated on an annualized basis.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Fund (the "Fund") is a separate diversified investment series of the Trust.

    The objective of the Fund is to achieve long-term growth of capital. The Fund invests all of its investable assets in an interest in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), a subtrust of Mellon Institutional Funds Master Portfolio (the "Portfolio Trust"), which is organized as a New York trust, and has the same investment objective as the Fund. The Portfolio seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. As of March 31, 2005 the Fund owned 100% of the Portfolio assets. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The Fund currently offers two classes of shares: Institutional Class and Service Class. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except for transfer agent fees and an account service fee of 0.25% of the average daily net assets of the Service Class of shares. Each class votes separately as a class only with respect to its own distribution plan (Service Class only) or other matters that relate only to that class. Shares of each class would receive their pro-rata share of the net assets of the Fund (after satisfaction of any class-specific expenses) if the Fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

    Shares of the Service Class may be purchased by entities ("Account Administrators") that provide omnibus accounting services for groups of individuals who beneficially own Service Class shares ("Omnibus Accounts"). Omnibus Accounts include pension and retirement plans (such as 401(k) plans, 457 plans and 403(b) plans), and programs through which personal and or account maintenance services are provided to groups of individuals whether or not such individuals invest on a tax-deferred basis. Individual investors may only purchase Service Class shares through their Omnibus Account Administrators.

    The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    The Fund records its investment in the Portfolio at value. The method by which the Portfolio values its securities is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

    B. Securities transactions and income

    Investment transactions are recorded as of the trade date. The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

    C. Distributions to shareholders

    Distributions to shareholders are recorded on ex-dividend date. The Fund's distributions from short-term and long-term capital gains, if any, after reduction of capital losses will be declared and distributed at least annually. In determining the amounts of its distributions, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio. Dividends from net investment income and distributions from capital gains, if any, are reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences, which may result in reclassifications, are primarily due to differing treatments for losses deferred due to wash sales, capital loss carryovers and realized and unrealized gains or losses on futures.

    Permanent book and tax basis differences will result in reclassifications to undistributed net investment income, accumulated net realized gain (loss) and paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year. The calculation of net investment income per share in the financial highlights table excludes these reclassifications.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    D. Allocation of operating activity

    The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Transfer agent fees, which are directly attributable to a class of shares, are charged to that class' operations. Service fees, which are directly attributable to the Service Class shares, are charged to the Service Class operations.

    E. Commitments and contingencies

    In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

(2) Investment Advisory Fee and Other Transactions With Affiliates:

    The Fund does not directly pay any investment advisory fees, but indirectly bears its pro rata share of the compensation paid by the Portfolio to The Boston Company Asset Management, LLC ("TBCAM") for such services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. TBCAM voluntarily agreed to limit the Institutional Class total annual operating expenses (excluding brokerage commission, taxes and extraordinary expense) to 1.20% of the Institutional Class' average daily net assets and the Service Class total annual operating expenses (excluding brokerage commissions, taxes and extraordinary expenses), so that the Service Class' total annual operating expenses do not exceed the total operating expenses of the Institutional Class (net of any expense limitation) for the comparable period plus 0.25% (the maximum Service Fee). Pursuant to this agreement, for the period ended March 31, 2004, TBCAM reimbursed the Institutional Class $29,112 and the Service Class $19,505 for class-specific and Fund operating expenses. This agreement is voluntary and temporary and may be discontinued or revised by TBCAM at any time.

    The Fund entered into an agreement with Dreyfus Transfer, Inc., a wholly owned subsidiary of The Dreyfus Corporation, a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide personnel and facilities to perform transfer agency and certain shareholder services for the Fund. For these services the Fund pays Dreyfus Transfer, Inc. a fixed fee plus per account and transaction based fees, as well as, out-of-pocket expenses. Pursuant to this agreement the Fund paid $13,950 during the period ended March 31, 2004.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Fund for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Trust pays the legal fees for the independent counsel of the Trustees.

(3) Service Fee:

    Pursuant to a service plan, the Service Class pays a service fee at an aggregate annual rate of up to 0.25% of the class' average daily net assets. The service fee is payable for the benefit of participants in the omnibus accounts that are shareholders in the Service Class and is intended to be compensation to Account Administrators for providing personal services and/or account maintenance services to participants in omnibus accounts that are the beneficial owners of Service Class shares.

(4) Investment Transactions:

    Increases and decreases in the Fund's investment in the Portfolio for the period ended March 31, 2004 aggregated $2,793,108 and $4,042,299,respectively.

                   Mellon Institutional Funds Investment Trust
                    The Boston Company Small Cap Growth Fund

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(5) Shares of Beneficial Interest:

    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in Fund shares were as follows:

                                                                                     For the                   For the
                                                                                 Six Months Ended            Year Ended
                Institutional Class:                                              March 31, 2005          September 30, 2004
                                                                                 ----------------         ------------------
                Shares sold                                                          21,099                     43,938
                Shares redeemed                                                     (38,086)                  (215,460)
                                                                                    -------                   --------
                Net decrease                                                        (16,987)                  (171,522)
                                                                                    =======                   ========
                                                                                     For the                   For the
                                                                                 Six Months Ended            Year Ended
                Service Class:                                                    March 31, 2005          September 30, 2004
                                                                                 ----------------         ------------------
                Shares sold                                                          46,308                    202,065
                Shares redeemed                                                     (65,127)                   (94,424)
                                                                                    -------                    -------
                Net increase (decrease)                                             (18,819)                   107,641
                                                                                    =======                    =======

    At March 31, 2005, one shareholder of record held approximately 13% of the total outstanding shares of the Institutional Class and one shareholder held of record approximately 100% of the total outstanding shares of the Service Class. Investment activity of this shareholder could have a material impact on the Fund.

    The Fund imposes a redemption fee of 2% of the net asset value of the shares, with certain exceptions, which are redeemed or exchanged less than 90 days from the day of their purchase. The redemption fee is paid directly to the Fund, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The fee does not apply to shares that were acquired through reinvestment of distributions. For the period ended March 31, 2005, the Fund received $199 in redemption fees.

(6) Federal taxes

    As a regulated investment company qualified under Subchapter M of the Internal Revenue Code, the Fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal period.

    See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                    Shares                                   (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
UNAFFILIATED INVESTMENTS--105.3%

EQUITIES--96.0%
Basic Materials--4.0%
Airgas, Inc.                                                                14,380                                  $  343,538
Arch Coal, Inc. (a)                                                          6,200                                     266,662
Consol Energy, Inc.                                                         11,440                                     537,909
Olin Corp.                                                                  10,890                                     242,847
                                                                                                                    ----------
                                                                                                                     1,390,956
                                                                                                                    ----------

Consumer Discretionary--17.5%
Applebee's International, Inc.                                               9,400                                     259,064
Cache, Inc.*                                                                24,900                                     337,395
California Pizza Kitchen, Inc.*                                             10,180                                     238,619
Casual Male Retail Group, Inc.*                                             24,500                                     159,005
Coinstar, Inc.*                                                             18,300                                     387,960
Emmis Communications Corp. (a)*                                             20,300                                     390,166
Hot Topic, Inc.*                                                             4,700                                     102,695
Hughes Supply, Inc.                                                          6,000                                     178,500
Imax Corp.*                                                                 18,000                                     166,320
Jarden Corp.*                                                                6,570                                     301,432
Jos A Bank Clothiers, Inc. (a)*                                             11,830                                     346,619
Lions Gate Entertainment Corp.*                                             56,700                                     626,535
Marvel Enterprises, Inc.*                                                    9,900                                     198,000
Nu Skin Enterprises, Inc.                                                   11,700                                     263,367
Pacific Sunware of California*                                               6,960                                     194,741
Petco Animal Supplies, Inc.*                                                 9,850                                     362,579
Playboy Enterprises, Inc., Class B (a)*                                     21,900                                     282,510
Provide Commerce, Inc.*                                                      8,580                                     247,790
Rare Hospitality International, Inc.*                                        8,350                                     257,848
Speedway Motorsports, Inc. (a)                                               4,440                                     158,508
Tractor Supply Co.*                                                          4,240                                     185,076
Wabtec Corp.                                                                17,990                                     368,615
                                                                                                                    ----------
                                                                                                                     6,013,344
                                                                                                                    ----------

Consumer Staples--4.1%
Arden Group, Inc.                                                              472                                      33,503
J & J Snack Food Corp.                                                       3,940                                     184,510
Peet's Coffee & Tea, Inc.*                                                  19,000                                     468,350
Performance Food Group Co.*                                                 15,940                                     441,219
Playtex Products, Inc.*                                                     32,400                                     291,600
                                                                                                                    ----------
                                                                                                                     1,419,182
                                                                                                                    ----------

Energy--7.3%
Dril-Quip, Inc.*                                                             4,960                                     152,470
FMC Technologies, Inc.*                                                     15,690                                     520,594
Global Industries, Ltd.*                                                    22,000                                     206,800
Newpark Resources, Inc.*                                                    30,500                                     179,645


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                    Shares                                   (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Energy (continued)
Oil States International, Inc.*                                             27,200                                  $  558,960
Patterson-UTI Energy, Inc.                                                   7,020                                     175,640
Penn Virginia Corp.                                                          7,220                                     331,398
Pioneer Drilling Co.*                                                        7,000                                      96,390
Tidewater, Inc.                                                              7,200                                     279,792
                                                                                                                    ----------
                                                                                                                     2,501,689
                                                                                                                    ----------
Financial--7.1%
Affiliated Managers Group (a)*                                               3,250                                     201,598
Cathay General Bancorp                                                       7,200                                     226,800
Center Financial Corp.                                                       8,442                                     148,832
City National Corp., Class A                                                 2,700                                     188,514
Cullen/Frost Bankers, Inc.                                                   4,700                                     212,205
East West Bancorp, Inc.                                                      6,800                                     251,056
First Community Bancorp, Inc., Class A                                       3,900                                     172,770
First Midwest Bancorp, Inc.                                                  8,100                                     263,088
Investors Financial Services Corp.                                           3,500                                     171,185
Mercantile Bank Corp.                                                        4,635                                     189,479
Preferred Bank, Los Angeles                                                    350                                      13,965
Southwest Bancorp. of Texas, Inc.                                            9,600                                     176,160
Triad Guaranty, Inc.*                                                        2,900                                     152,569
Vineyard National Bancorp Co. (a)                                            3,400                                      93,126
                                                                                                                    ----------
                                                                                                                     2,461,347
                                                                                                                    ----------

Health Care--20.3%
Able Laboratories, Inc.*                                                      8,000                                    187,680
Align Technology, Inc.*                                                      23,300                                    145,392
Animas Corp.*                                                                15,000                                    303,150
Applera Corp.-Celera Genomics Group*                                          9,800                                    100,450
Bone Care International, Inc.*                                                4,200                                    108,948
Charles River Laboratories*                                                   4,408                                    207,352
Community Health Systems, Inc.*                                               5,900                                    205,969
Conceptus, Inc.*                                                             15,000                                    117,000
Connetics Corp.*                                                             10,900                                    275,661
Cooper Cos, Inc.                                                              5,400                                    393,660
Covance, Inc.*                                                               15,500                                    737,955
Coventry Health Care, Inc.*                                                   2,250                                    153,315
Fisher Scientific International (a)                                          10,500                                    597,660
ICOS Corp.*                                                                   5,800                                    130,268
Immunogen, Inc.*                                                             17,900                                     93,617
IRIS International, Inc.*                                                    13,200                                    148,236
Lifepoint Hospitals, Inc.*                                                    5,200                                    227,968
Matria Healthcare, Inc.*                                                     19,500                                    598,845
Maxygen, Inc.*                                                               10,130                                     86,915
Medicines Co. (a)*                                                            6,350                                    143,891
Natus Medical, Inc.*                                                         16,700                                    139,612

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                       Value
Security                                                                    Shares                                   (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Health Care (continued)
PSS World Medical, Inc.*                                                    29,300                                  $  333,141
Resmed, Inc. (a)*                                                            1,800                                     101,520
Respironics, Inc.*                                                          12,000                                     699,240
Sybron Dental Specialties, Inc.*                                             5,700                                     204,630
Triad Hospitals*                                                             4,150                                     207,915
VCA Antech, Inc.*                                                           15,200                                     307,496
Zoll Medical Corp.*                                                          1,800                                      40,554
                                                                                                                    ----------
                                                                                                                     6,998,040
                                                                                                                    ----------

Industrial--14.7%
Bucyrus International, Inc., Class A                                         5,800                                     226,548
Cuno, Inc.*                                                                  4,840                                     248,728
Chicago Bridge & Iron Co. N.V                                                4,410                                     194,172
Educate, Inc.*                                                              20,200                                     280,174
Education Management Corp.*                                                  8,000                                     223,600
Forward Air Corp.                                                            6,150                                     261,867
Healthcare Services Group                                                    6,200                                     150,350
Jack Henry & Associates, Inc.                                                9,400                                     169,106
Huron Consulting Group Inc.*                                                17,000                                     352,070
Interline Brands, Inc.*                                                     13,600                                     259,896
Laureate Education, Inc.*                                                    7,900                                     338,041
LECG Corp.*                                                                 17,900                                     350,840
MSC Industrial Direct Co., Inc.                                             11,680                                     356,941
Navigant Consulting, Inc.*                                                  12,900                                     351,267
Pacer International, Inc.*                                                  10,600                                     253,234
Stericycle, Inc.*                                                            5,000                                     221,000
Wabash National Corp.                                                        6,810                                     166,164
Waste Connections (a)*                                                      13,550                                     470,863
UTI Worldwide, Inc.                                                          2,450                                     170,153
                                                                                                                    ----------
                                                                                                                     5,045,014
                                                                                                                    ----------

Technology--18.4%
Akamai Technologies, Inc. (a)*                                              25,400                                     323,342
Anteon International Corp.*                                                 10,400                                     404,872
Borland Software Corp.*                                                     37,300                                     302,876
Cypress Semiconductor Corp.*                                                13,600                                     171,360
Exar Corp.*                                                                 15,700                                     210,380
Extreme Networks, Inc.*                                                     45,400                                     267,406
Fastclick, Inc.                                                              1,910                                      22,900
Foundry Networks, Inc.*                                                     25,250                                     249,975
Infocrossing, Inc.*                                                         16,300                                     258,192
InfoSpace, Inc.*                                                             9,500                                     387,885
Ingram Micro, Inc., Class A*                                                25,200                                     420,084
Internet Security Systems*                                                  14,500                                     265,350
Lam Research Corp.*                                                          6,500                                     187,590
Macromedia, Inc.*                                                            5,200                                     174,200

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

               Schedule of Investments--March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                      Value
Security                                                                    Shares                                  (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------
Technology (continued)
ManTech International Corp., Class A*                                        8,800                                $    203,016
Mcafee, Inc.*                                                               10,400                                     234,624
Mentor Graphics Corp.*                                                      25,600                                     350,720
PMC-Sierra, Inc.*                                                           34,000                                     299,200
PortalPlayer, Inc. (a)*                                                      7,360                                     168,029
Progress Software Corp.*                                                    15,300                                     401,166
Silicon Laboratories, Inc.*                                                  5,100                                     151,521
SS&C Technologies, Inc.                                                     11,100                                     253,080
Varian Semiconductor Equipment Associates, Inc.*                             7,300                                     277,473
Verisign, Inc.*                                                             11,900                                     341,530
                                                                                                                  ------------
                                                                                                                     6,326,771
                                                                                                                  ------------

Utilities--2.6%
AGL Resources, Inc.                                                         12,910                                     450,946
Atmos Energy Corp.                                                           9,600                                     259,200
Black Hills Corp.                                                            5,500                                     181,885
                                                                                                                  ------------
                                                                                                                       892,031
                                                                                                                  ------------
TOTAL EQUITIES (Cost $28,731,162)                                                                                   33,048,374
                                                                                                                  ------------

SHORT-TERM INVESTMENTS--0.6%                                     Rate             Maturity        Par Value
                                                                ------           ---------        ---------
U.S. Government--0.6%
U.S. Treasury Bill + (Cost $188,905)                            2.735%           6/16/2005        $190,000             188,918
                                                                                                                  ------------
INVESTMENT OF CASH COLLATERAL--23.1%                                                               Shares
                                                                                                  ---------
BlackRock Cash Strategies L.L.C (Cost $2,992,590)                                                 2,992,590          2,992,590
                                                                                                                  ------------
TOTAL UNAFFILIATED INVESTMENTS (Cost $31,912,657)                                                                   36,229,882
                                                                                                                  ------------

AFFILIATED INVESTMENTS--4.7%
Dreyfus Institutional Preferred Plus ++ (Cost $1,629,973)                                         1,629,973          1,629,973
                                                                                                                  ------------

TOTAL INVESTMENTS--110.0% (Cost $33,542,630)                                                                        37,859,855

LIABILITIES IN EXCESS OF OTHER ASSETS--(10.0%)                                                                      (3,437,426)
                                                                                                                  ------------
NET ASSETS--100%                                                                                                  $ 34,422,429
                                                                                                                  ============

Notes to Schedule of Investments:
(a) Security, or a portion of thereof, was on loan at 3/31/05.
*   Non-income producing security
+   Denotes all or part of security segregated as collateral.

At March 31, 2005 the Portfolio held the following futures contracts:

                                                                                    Underlying Face          Unrealized
Contract                                Position             Expiration Date        Amount at Value            (Loss)
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index (3 Contracts)          Long                  6/16/2005              $947,125                 $(20,289)

The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statement of Assets and Liabilities
                           March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Assets
  Investment in securities, at value (Note 1A) (including securities on loan, valued at $2.893,052 (Note 6))
  Unaffiliated investments (cost $31,912,657)                                                                      $36,229,882
  Affiliated investment (Note 1E) (cost $1,629,973)                                                                  1,629,973
  Cash                                                                                                                     198
  Receivable for investments sold                                                                                      327,977
  Interest and dividends receivable                                                                                     10,263
  Receivable for variation margin on open financial futures contracts (Note 5)                                           2,475
  Prepaid expenses                                                                                                       4,256
                                                                                                                   -----------
    Total assets                                                                                                    38,205,024
Liabilities
  Collateral for securities on loan (Note 6)                                                 $2,992,590
  Payable for investments purchased                                                             765,711
  Accrued accounting, administration and custody fees (Note 2)                                   12,806
  Accrued Trustees' fees and expenses (Note 2)                                                    1,601
  Other accrued expenses and liabilities                                                          9,887
                                                                                             ----------
    Total liabilities                                                                                                3,782,595
                                                                                                                   -----------
Net Assets (applicable to investors' beneficial interest)                                                          $34,422,429
                                                                                                                   ===========


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                             Statement of Operations
               For the Six Months Ended March 31, 2005 (Unaudited)
--------------------------------------------------------------------------------

Investment Income (Note 1B)
  Dividend income (net of foreign withholding taxes of $242)                                                       $    88,399
  Interest income                                                                                                       15,921
  Securities lending income (Note 6)                                                                                     7,296
                                                                                                                   -----------
    Total investment Income                                                                                            110,816

Expenses
  Investment advisory fee (Note 2)                                                           $  138,174
  Accounting, administration and custody fees                                                    41,885
  Professional fees                                                                              11,619
  Trustees' fees and expenses (Note 2)                                                            3,722
  Insurance expense                                                                               3,414
  Miscellaneous expenses                                                                          2,378
                                                                                             ----------
    Total expenses                                                                                                     201,192
                                                                                                                   -----------
      Net investment loss                                                                                              (90,376)
                                                                                                                   -----------

Realized and Unrealized Gain (Loss)
  Net realized gain (loss) on:
    Investment securities                                                                     2,444,230
    Futures contracts                                                                            62,413
                                                                                             ----------
      Net realized gain (loss)                                                                                       2,506,643
  Change in unrealized appreciation (depreciation) on:
    Investment securities                                                                       507,984
    Futures contracts                                                                           (22,030)
                                                                                             ----------
  Net change in net unrealized appreciation (depreciation)                                                             485,954
                                                                                                                   -----------
    Net realized and unrealized gain (loss)                                                                          2,992,597
                                                                                                                   -----------
Net Increase (Decrease) in Net Assets from Operations                                                              $ 2,902,221
                                                                                                                   ===========

    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                         For the
                                                                     Six Months Ended                 For the
                                                                      March 31, 2005                 Year Ended
                                                                       (Unaudited)                September 30, 2004
                                                                     ----------------             ------------------
Increase (Decrease) in Net Assets:

From Operations
  Net investment loss                                                  $   (90,376)                 $  (288,951)
  Net realized gains                                                     2,506,643                    4,987,476
  Net change in net unrealized appreciation                                485,954                      378,655
                                                                       -----------                  -----------
  Net increase in net assets from operations                             2,902,221                    5,077,180
                                                                       -----------                  -----------

Capital Transactions
  Contributions                                                          2,793,108                    9,465,370
  Withdrawals                                                           (4,042,299)                 (11,682,896)
                                                                       -----------                  -----------
  Net increase (decrease) in net assets from capital transactions       (1,249,191)                  (2,217,526)
                                                                       -----------                  -----------
Total Increase in Net Assets                                             1,653,030                    2,859,654

Net Assets
  At beginning of period                                                32,769,399                   29,909,745
                                                                       -----------                  -----------
  At end of period                                                     $34,422,429                  $32,769,399
                                                                       ===========                  ===========


The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                              Financial Highlights
--------------------------------------------------------------------------------

                                                      For the
                                                  Six Months Ended                   Year Ended September 30,
                                                   March 31, 2005   -----------------------------------------------------------
                                                    (Unaudited)       2004        2003        2002         2001         2000
                                                    -----------     -------     -------     -------       -------      -------
Total Return+                                            8.94%        17.12%      30.79%     (15.37)%      (45.36)%      71.67%
Ratios/Supplemental data:
  Expenses (to average daily net assets)*                1.16%++       1.15%       1.00%       1.00%         1.00%        0.91%
  Net Investment Income (loss)
    (to average daily net assets)*                      (0.52)%++     (0.83)%     (0.42)%     (0.51)%       (0.49)%      (0.63)%
  Portfolio Turnover                                        78%+++       153%        261%        239%          191%         305%
  Net Assets, End of Period (000's omitted)           $34,422       $32,769     $29,910     $24,500       $37,590      $91,114

--------------
* For the periods indicated, the investment advisor voluntarily agreed not to impose a portion of its its investment advisory fee and/or reimbursed the Fund for all or a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:

Ratios (to average daily net assets):
  Expenses                                                 NA          1.18%       1.28%       1.18%         1.08%         N/A
  Net investment income (loss)                             NA         (0.86)%     (0.70)%     (0.69)%       (0.57)%        N/A

+ Total return would have been lower in the absence of expense waivers. Returns for periods of less than one year have not been annualized.
++  Calculated on an annualized basis.
+++ Not annualized.


    The accompanying notes are an integral part of the financial statements.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1) Significant Accounting Policies:

    Mellon Institutional Funds Master Portfolio (the "Portfolio Trust") was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company Small Cap Growth Portfolio (the "Portfolio") is a separate diversified investment series of the Portfolio Trust.

    The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of small cap U.S. companies.

    At March 31, 2005, there was one Fund, The Boston Company Small Cap Growth Fund (the "Fund") invested in the Portfolio. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The Fund's proportionate interest at March 31, 2005 was 100%.

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    A. Investment security valuations

    Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

    Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

    B. Securities transactions and income

    Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest accrued, adjusted for accretion of discount or amortization of premium using the yield-to-maturity method on long-term debt securities. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.

    C. Income taxes

    The Portfolio is treated as a disregarded entity for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since the Portfolio's only investor is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue
    Code) in order for its investor to satisfy them. The Portfolio allocates at least annually its net investment income, net realized capital gains, and any other items of income, gain, loss deduction or credit.

    D. Commitments and contingencies

    In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

    E. Affiliated issuers

    Affiliated issuers represent issuers in which the Portfolio held investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(2) Investment Advisory Fee and Other Transactions with Affiliates:

    The investment advisory fee paid to TBCAM, a wholly-owned subsidiary of Mellon Financial Corporation, for overall investment advisory and administrative services is paid monthly at the annual rate of 0.80% of the Portfolio's average daily net assets.

    The Portfolio has contracted Mellon Bank, N.A. ("Mellon Bank"), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio paid $42,278 during the period ended March 31, 2005.

    The Portfolio entered into an agreement with Mellon Bank a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM to perform certain securities lending activities and to act as the Portfolio's lending agent. Pursuant to this agreement the Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. See Note 6 for further details.

    No director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

(3) Purchases and Sales of Investments:

    Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended March 31, 2005, were $26,152,256 and $27,262,243, respectively. For the period ended March 31, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

(4) Federal Taxes:

    The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

                Aggregate cost                    $30,550,040
                                                  ===========
                Gross unrealized appreciation     $ 5,014,013
                Gross unrealized depreciation        (696,788)
                                                  -----------
                Net unrealized appreciation       $ 4,317,225
                                                  ===========

(5) Financial Instruments:

    In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The Portfolio may trade the following financial instruments with off-balance sheet risk:

    Options

    Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price. The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns. Writing puts and buying calls tend to increase the Portfolio's exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio's exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments. This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract's terms. Premiums received from writing options which expire are treated as realized gains.

    Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

    losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

    Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

    The Portfolio did not enter into option transactions during the period ended March 31, 2005.

    Futures contracts

    The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio's exposure to the underlying instrument, while selling futures tends to decrease the Portfolio's exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract's terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

    At March 31, 2005, the Portfolio held financial futures contracts. See Schedule of Investments for further detail.

    (6) Security Lending:

    The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral. The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio's obligations due on the loans.

    The Portfolio loaned securities during the period ended March 31, 2005 resulting in security lending income of $7,296. At March 31, 2005, the Portfolio had securities valued at $2,893,052 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

    (7) Line of Credit:

    The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the "Trust") are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended March 31, 2005, the facility fee was $580 for the Portfolio.

    During the period ended March 31, 2005, the Portfolio had average borrowings outstanding of $226,700 on a total of ten days and incurred $148 of interest expense.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that a fund's Board of Trustees, including a majority of its Trustees who are not affiliated with the fund's investment adviser or underwriter (the "Independent Trustees") voting separately, approve the fund's advisory agreement and the related fees on an annual basis. The Fund is not a party to an investment advisory agreement directly with any investment adviser and does not invest directly in portfolio securities. Instead, the Fund invests all of its investable assets in The Boston Company Small Cap Growth Portfolio (the "Portfolio"), which is managed by The Boston Company Asset Management ("TBCAM"). The Fund's Board of Trustees determines annually whether the Fund should continue to invest in the Portfolio. The members of the Fund's Board of Trustees also serve as the Board of Trustees of the Portfolio. In that capacity, they consider annually whether to continue the investment advisory agreement between the Portfolio and TBCAM. In their most recent deliberations concerning their decision to approve the continuation of the investment advisory agreement, the Board of Trustees conducted the review and made the determinations that are described below. In conducting this review and in making such determinations, the Independent Trustees received from TBCAM a broad range of information in response to a written request prepared on their behalf by their own legal counsel. The Independent Trustees met alone in a private session with their legal counsel on September 15, 2004 to review these materials and to discuss the proposed continuation of the Fund's advisory agreement. The entire Board then met on October 14, 2004.

The information requested by the Independent Trustees and reviewed by the entire Board included:

(i) Financial and Economic Data: TBCAM's audited balance sheets and income statements, as well as a profitability analysis of TBCAM, including a separate presentation of TBCAM's profitability relative to that of several publicly traded investment advisers;

(ii) Management Teams and Operations: TBCAM's Form ADV, as well as information concerning TBCAM's executive management, portfolio management, and client service personnel and overall organizational structure, insurance coverage, brokerage and soft dollar policies and practices;

(iii) Comparative Performance and Fees: Analyses prepared by Lipper Analytical Services ("Lipper") regarding the Fund's historical performance, management fee and expense ratio compared to other funds, and TBCAM's separate account advisory fee schedules;

(iv) Specific Facts Relating to the Fund: TBCAM's commentary on the Fund's performance (rather than the Portfolio alone), the addition of a new portfolio manager, as well as "fact sheets" prepared by TBCAM providing salient data about the Fund and Portfolio, including Portfolio's holdings, strategies, recent market conditions and outlook, as well as TBCAM's views concerning the issues of breakpoints in the management fee schedule of the Portfolio and potential economies of scale; and

(v) Other Benefits: The benefits flowing to
Mellon Financial Corporation ("Mellon") and its affiliates in the form of fees for transfer agency, custody, administration and securities lending services provided to the Funds by affiliates of Mellon.

In considering the continuation of the Portfolio's advisory agreement, the Board of Trustees, including the Independent Trustees, did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. The Trustees determined that the terms and conditions of the advisory agreement and the compensation to TBCAM provided therein are fair and reasonable, and they approved the continuation of the agreement for a one-year period. Some of the factors that figured prominently in the Trustees' determination are described below.

Nature, Extent and Quality of Services

The Board considered the nature, scope and quality of the overall services provided to the Portfolio by TBCAM. In their deliberations as to the continuation of the advisory agreement, the Trustees were also mindful of the fact that, by choosing to invest in the Fund, the Fund's shareholders have chosen to entrust TBCAM, under the supervision of the Trustees, to manage the portion of their assets invested in the Fund.

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Among the specific factors the Trustees reviewed were the portfolio management, administrative, compliance and related services provided by TBCAM. The Trustees determined that the services provided were of high quality and at least commensurate with industry standards.

The Trustees observed that TBCAM had recently announced that it intended to implement a team approach to the portfolio management of its mutual funds, requiring that each fund have at least two portfolio managers, and expressed their support for this change. The Trustees reviewed the background and experience of the Portfolio's two portfolio managers and also met with senior management of TBCAM to receive an overview of its organization, personnel, resources and strategic plans. Among other things, the Trustees considered the size, education and experience of TBCAM's investment staff, technological infrastructure and overall responsiveness to changes in market conditions.

The Board determined that TBCAM had the expertise and resources to manage the Portfolio effectively.

Investment Performance

The Board compared the relative investment performance of the Fund (rather than the Portfolio alone) against a peer group of investment companies selected by TBCAM with input from the Trustees. The Board also compared the Fund's investment performance against the average performance of a larger universe of funds regarded by Lipper as having similar investment objectives and considered the Fund's performance rankings with that universe. In addition to the comparative information provided in connection with the September 15, 2004 meeting, the Trustees received similar detailed comparative performance information for the Fund at each regular quarterly Board meeting during the year.

The Lipper materials provided to the Board at the September 15, 2004 meeting indicated that the performance of the Fund's Institutional Class shares for the 1-, 3- and 5-year periods ended July 31, 2004 was 18.78%, 0.56% and 4.19%. The Trustees found that these results compared favorably with the Fund's peer group of similar funds, the average performance of which was 9.33%, -3.72% and 0.17% for the same periods.

Advisory Fee and Other Expenses

The Board considered the advisory fee rate paid by the Portfolio to TBCAM. The Portfolio's contractual advisory fee was 0.80%, in the 3rd quintile of its peer group of funds, the median fee of which was 0.834%. The Portfolio's net advisory fee, after giving effect to fee waivers, was 0.139%, well below the peer group median net advisory fee of 0.754%. Based on the Lipper data, as well as other factors discussed herein, the Board determined that the Portfolio's advisory fee is reasonable relative to its peer group averages, both with and without giving effect to fee waivers.

The Board also compared the fees payable by the Portfolio relative to those payable by separate account clients of TBCAM. Based on the additional scope and complexity of the services provided and responsibilities assumed by these advisers with respect to the Portfolio relative to these other types of clients, the Board concluded that the fees payable under the advisory agreement were reasonable.

The Board considered the expense ratio of the Fund's Institutional Class shares (rather than the Portfolio's) and compared it to that of its peer group of similar funds. The Board found that the actual net expense ratio of 1.003% (after giving effect to expense limitations) was lower than the median net expense ratio of the peer group of 1.362% notwithstanding the fact that all of the other funds in the peer group were larger than the Fund.

TBCAM's Profitability

The Board considered TBCAM's profitability in managing the Portfolio and Fund and the Mellon Institutional Funds as a group, as well as the methodology used to compute such profitability, and the various direct and indirect expenses incurred by TBCAM or its affiliated investment adviser, Standish Mellon Asset Management Company LLC ("Standish

                   Mellon Institutional Funds Master Portfolio
                  The Boston Company Small Cap Growth Portfolio

    Factors Considered by Board of Trustees in Approving Advisory Agreement
--------------------------------------------------------------------------------

Mellon") in managing the Portfolio and Fund and other funds in the Mellon Institutional Funds family of funds. The Independent Trustees had observed that, based on the profitability information submitted to them by TBCAM, TBCAM incurred losses in recent years in operating many of the investment companies in the Mellon family of funds, including the Portfolio and Fund, and achieved only marginal profitability as to several other funds. The Trustees observed that TBCAM had incurred losses in operating the Portfolio and the Fund in both 2002 and 2003.

Economies of Scale

While the Board recognized that economies of scale might be realized as the Fund grows, the Trustees noted that the Fund's asset size fluctuated somewhat in recent years (between approximately $17.8 million and $34 million), and remained small relative to its peers. The Board concluded that, considering current asset growth prospects, the implementation of fee breakpoints or other fee reductions was not necessary at this time. The Trustees intend to review the need for breakpoints in connection with future investment advisory agreement approval deliberations.

Other Benefits

The Board also considered the additional benefits flowing to Mellon as a result of its relationship with the Funds. Mellon affiliates provide custodial, administrative, transfer agency and securities lending services to the Funds. In each case, such affiliates were selected on the basis of a comparative analysis of their capabilities and fees relative to those of unaffiliated competitors. In addition, the Trustees, including a majority of the Independent Trustees, conduct an examination annually of each such arrangement as to whether (i) the terms of the relevant service agreement are in the best interests of Fund shareholders; (ii) the services to be performed by the affiliate pursuant to the agreement are required by and appropriate for the Fund; (iii) the nature and quality of the services provided by the affiliate pursuant to the agreement are at least equal to those provided by other, unaffiliated firms offering the same or similar services for similar compensation; and (iv) the fees payable by the Fund to the affiliate for its services are fair and reasonable in light of the usual and customary charges imposed by other, unaffiliated firms for services of the same nature and quality.

The Board considered the fact that Mellon operates businesses other than the Mellon Institutional Funds, some of which businesses share personnel, office space and other resources and that these were a component of the profitability analysis provided. The Board also considered the intangible benefits that accrue to Mellon and its affiliates by virtue of its relationship with the Fund and the Mellon Institutional Funds as a group.

                                      * * *

The foregoing factors were among those weighed by the Trustees in determining that the terms and conditions of the Portfolio's advisory agreement and the compensation to TBCAM provided therein are fair and reasonable and, thus, in approving the continuation of the agreement for a one year period.

Trustees and Officers

The following table lists the Trust's trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called "public companies") or in registered investment companies; and total remuneration paid as of the period ended March 31, 2005. The Trust's Statement of Additional Information includes additional information about the Trust's trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

Independent Trustees

                                                                                       Number of                       Trustee
                                                                Principal            Portfolios in      Other        Remuneration
Name                                        Term of Office    Occupation(s)          Fund Complex   Directorships   (period ended
Address, and                Position(s)      and Length of     During Past            Overseen by      Held by         March 31,
Date of Birth             Held with Trust    Time Served         5 Years                Trustee        Trustee          2005)
------------------------------------------------------------------------------------------------------------------------------------

Samuel C. Fleming            Trustee        Trustee since   Chairman of the Board         31             None            Fund: $250
c/o Decision Resources,                     11/3/1986       and Chief Executive                                     Portfolio: $404
Inc.                                                        Officer, Decision
260 Charles Street                                          Resources, Inc.
Waltham, MA 02453
9/30/40

Caleb Loring III             Trustee        Trustee since   Trustee, Essex Street         31             None           Fund: $250
c/o Essex Street                            11/3/1986       Associates (family                                     Portfolio: $448
Associates                                                  investment trust office)
P.O. Box 181
Beverly, MA 01915
11/14/43

Benjamin M. Friedman         Trustee        Trustee since   William Joseph Maier,         31             None           Fund: $250
c/o Harvard University                      9/13/1986       Professor of Political                                 Portfolio: $404
Cambridge, MA 02138                                         Economy, Harvard
8/5/44                                                      University

John H. Hewitt               Trustee        Trustee since   Trustee, Mertens              31             None           Fund: $250
P.O. Box 2333                               11/3/1986       House, Inc. (hospice)                                  Portfolio: $404
New London, NH 03257
4/11/35

Interested Trustees

Patrick J. Sheppard       Trustee,          Since 2003      Senior Vice President         31             None             Fund: $0
Mellon Institutional      President                         and Chief Operating                                      Portfolio: $0
Asset Management          and Chief                         Officer,
One Boston Place          Executive                         Mellon Institutional
Boston, MA 02108          Officer                           Asset Management;
7/24/65                                                     formerly Vice President
                                                            and Chief Financial
                                                            Officer, Mellon
                                                            Institutional Asset
                                                            Management


Principal Officers who are Not Trustees

Name                                                  Term of Office
Address, and                     Position(s)           and Length of                         Principal Occupation(s)
Date of Birth                  Held with Trust          Time Served                            During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Barbara A. McCann              Vice President        Since 2003             Senior Vice President and Head of Operations
Mellon Institutional           and Secretary                                Mellon Institutional Asset Management, formerly
Asset Management                                                            First Vice President, Mellon Institutional Asset
One Boston Place                                                            Management and Mellon Global Investments
Boston, MA 02108
2/20/61

Steven M. Anderson             Vice President        Vice President         Vice President and Mutual Funds Controller,
Mellon Institutional           and Treasurer         since 1999;            Mellon Institutional Asset Management
Asset Management                                     Treasurer              Institutional Asset
One Boston Place                                     since 2002
Boston, MA 02108
7/14/65

Denise B. Kneeland             Assistant Vice        Since 1996             Vice President and Manager, Mutual Funds Operations,
Mellon Institutional           President                                    Mellon Institutional Asset Management
Asset Management
One Boston Place
Boston, MA 02108
8/19/51

Cara E. Hultgren               Assistant Vice        Since 2001             Assistant Vice President and Manager,
Mellon Institutional           President                                    Shareholder Services, Mellon Institutional
Asset Management                                                            Asset Management since 2001;
One Boston Place                                                            Shareholder Representative,
Boston, MA 02108                                                            Standish Mellon Asset Management
1/19/71

Jan F. Jumet                   Chief                 Since 2004             Senior Vice President and Chief Compliance Officer
Standish Mellon Assest         Compliance                                   for Standish Mellon Asset Management Company LLC;
Management Company LLC         Officer                                      formerly Director of Compliance and Administration
One Boston Place                                                            and Chief Administration Officer for Standish Mellon
Boston, MA 02108                                                            Asset Management Company LLC, Senior
8/9/66                                                                      Vice President and Chief Administration Officer
                                                                            for Mellon Bond Associates, LLP, and
                                                                            First Vice President and Senior Sales Associate
                                                                            for Mellon Institutional Asset Management

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[Logo]   Mellon
         --------------------------
         Mellon Institutional Funds


One Boston Place
Boston, MA 02108-4408
800.221.4795
www.melloninstitutionalfunds.com
                                                                      0941SA0305

Item 2.  Code of Ethics.

         Not applicable to this semi-annual filing.

Item 3.  Audit Committee Financial Expert.

         Not applicable to this semi-annual filing.

Item 4.  Principal Accountant Fees and Services.

         Not applicable to this semi-annual filing.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable to the Registrant.

Item 6.  Schedule of Investments

         Included as part of the Semi-Annual Report to Shareholders filed under
         Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable to the Registrant.

Item 8.  Portfolio Managers Of Closed-End Management Companies

         Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

         There have been no material changes.

Item 11. Controls and Procedures.

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures are effective based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report (the "Evaluation Date" as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

         (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a)(1) Not applicable to this semi-annual filing.

         (a)(2) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
                Exhibit 99CERT.302

         (a)(3) Not applicable to the Registrant.

         (b) Certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99CERT.906.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Mellon Institutional Funds Investment Trust

By (Signature and Title):  /s/ BARBARA A. MCCANN
                           ---------------------
                           Barbara A. McCann, Vice President and Secretary

                           Date:  June 6, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities, and on the dates indicated.


By (Signature and Title):  /s/ PATRICK J. SHEPPARD
                           -----------------------
                           Patrick J. Sheppard, President and Chief Executive Officer
                           Date:  June 6, 2005


By (Signature and Title):  /s/ STEVEN M. ANDERSON
                           ----------------------
                           Steven M. Anderson, Vice President and Treasurer

                           Date:  June 6, 2005